United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (96.68%)
Consumer Discretionary (18.32%)
Advance Auto Parts Inc.	54,375	$4,495,725
Amazon.com Inc. (a)	6,100	1,907,104
Best Buy Co. Inc.	68,500	2,568,750
Comcast Corp. Class A	131,100	5,919,165
Delphi Automotive PLC	50,200	2,932,684
Ford Motor Co.	129,200	2,179,604
Fossil Group Inc. (a)	16,600	1,929,584
GAP Inc., The	43,700	1,760,236
Garmin Ltd.	45,900	2,074,221
Goodyear Tire & Rubber Co., The (a)	187,700	4,213,865
H&R Block Inc.	49,200	1,311,672
Hanesbrands Inc.	33,900	2,112,309
Home Depot Inc., The	31,400	2,381,690
Lear Corp.	27,400	1,961,018
McDonald’s Corp.	18,900	1,818,369
PetSmart Inc.	11,200	854,112
Polaris Industries Inc.	51,600	6,665,688
Ross Stores Inc.	22,600	1,645,280
Sally Beauty Holdings Inc. (a)	59,600	1,559,136
Target Corp.	51,900	3,320,562
Time Warner Inc.	59,700	3,928,857
TJX Companies Inc.	43,000	2,424,770
Tractor Supply Co.	23,000	1,544,910
Twenty-First Century Fox Inc. Class A	64,300	2,154,050
VF Corp.	10,000	1,990,500
Viacom Inc. Class B	47,500	3,970,050
Walt Disney Co., The	29,600	1,908,904

		71,532,815

Consumer Staples (9.19%)
Church & Dwight Co. Inc.	29,600	1,777,480
Colgate-Palmolive Co.	87,200	5,170,960
Costco Wholesale Corp.	18,000	2,072,160
General Mills Inc.	93,800	4,494,896
Herbalife Ltd.	30,900	2,155,893
Hershey Co., The	21,300	1,970,250
Kimberly-Clark Corp.	20,800	1,959,776
Kroger Co., The	53,300	2,150,122
McCormick & Company Inc.	56,500	3,655,550
Monster Beverage Corp. (a)	35,900	1,875,775
PepsiCo Inc.	44,700	3,553,650
Safeway Inc.	88,700	2,837,513
Whole Foods Market Inc.	38,000	2,223,000

		35,897,025

Energy (7.28%)
Anadarko Petroleum Corp.	40,800	3,793,992
Chevron Corp.	40,700	4,945,050
ConocoPhillips	20,400	1,418,004
Diamond Offshore Drilling Inc.	15,300	953,496
EQT Corp.	22,600	2,005,072
Exxon Mobil Corp.	38,900	3,346,956
HollyFrontier Corp.	41,800	1,760,198
Marathon Petroleum Corp.	32,100	2,064,672
Noble Energy Inc.	31,700	2,124,217
Occidental Petroleum Corp.	42,300	3,956,742

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Schlumberger Ltd.	23,300	$2,058,788

		28,427,187

Financials (15.15%)
ACE Ltd.	40,900	3,826,604
American International Group Inc.	114,700	5,577,861
American Tower Corp.	21,100	1,564,143
Ameriprise Financial Inc.	20,600	1,876,248
Arch Capital Group Ltd. (a)	37,000	2,002,810
Bank of America Corp.	326,900	4,511,220
Capital One Financial Corp.	88,400	6,076,616
CIT Group Inc. (a)	74,300	3,623,611
Discover Financial Services	50,700	2,562,378
Hartford Financial Services Group Inc., The	117,300	3,650,376
JPMorgan Chase & Co.	135,500	7,003,995
MetLife Inc.	39,200	1,840,440
Prudential Financial Inc.	25,200	1,965,096
U.S. Bancorp	49,200	1,799,736
Ventas Inc.	60,200	3,702,300
Wells Fargo & Co.	183,100	7,565,692

		59,149,126

Health Care (11.68%)
Abbott Laboratories	80,900	2,685,071
AbbVie Inc.	26,700	1,194,291
Baxter International Inc.	51,500	3,383,035
Cigna Corp.	25,800	1,982,988
Covidien PLC	56,500	3,443,110
DaVita HealthCare Partners Inc. (a)	99,400	5,655,860
Express Scripts Holding Co. (a)	57,200	3,533,816
Gilead Sciences Inc. (a)	36,500	2,293,660
HCA Holdings Inc.	58,600	2,505,150
Johnson & Johnson	55,000	4,767,950
Novartis AG ADR	24,500	1,879,395
Regeneron Pharmaceuticals Inc. (a)	14,100	4,411,467
Tenet Healthcare Corp. (a)	38,800	1,598,172
United Therapeutics Corp. (a)	28,700	2,262,995
Varian Medical Systems Inc. (a)	26,200	1,957,926
Waters Corp. (a)	19,600	2,081,716

		45,636,602

Industrials (10.20%)
Boeing Co., The	37,300	4,382,750
Cintas Corp.	37,900	1,940,480
Delta Air Lines Inc.	112,900	2,663,311
Equifax Inc.	56,300	3,369,555
General Dynamics Corp.	24,000	2,100,480
Hertz Global Holdings Inc. (a)	76,000	1,684,160
Honeywell International Inc.	46,000	3,819,840
Precision Castparts Corp.	8,900	2,022,436
Snap-on Inc.	20,400	2,029,800
Tyco International Ltd.	56,700	1,983,366
Union Pacific Corp.	37,700	5,856,318
United Technologies Corp.	38,300	4,129,506

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
W.W. Grainger Inc.	7,500	$1,962,825
WESCO International Inc. (a)	24,900	1,905,597

		39,850,424

Information Technology (17.34%)
Accenture PLC Class A	78,200	5,758,648
Alliance Data Systems Corp. (a)	16,900	3,573,843
Amdocs Ltd.	35,300	1,293,392
Amphenol Corp. Class A	25,200	1,949,976
Apple Inc.	10,100	4,815,175
Automatic Data Processing Inc.	28,800	2,084,544
Cisco Systems Inc.	82,200	1,925,124
Electronic Arts Inc. (a)	82,800	2,115,540
Fiserv Inc. (a)	22,400	2,263,520
Gartner Inc. (a)	36,000	2,160,000
Google Inc. Class A (a)	2,200	1,927,002
International Business Machines Corp.	13,400	2,481,412
Intuit Inc.	34,100	2,261,171
LinkedIn Corp. Class A (a)	12,600	3,100,356
MasterCard Inc. Class A	3,300	2,220,174
Microsoft Corp.	60,600	2,018,586
NetSuite Inc. (a)	24,400	2,633,736
Oracle Corp.	115,700	3,837,769
Paychex Inc.	52,100	2,117,344
QUALCOMM Inc.	56,300	3,792,368
Rackspace Hosting Inc. (a)	33,800	1,783,288
Seagate Technology PLC	58,600	2,563,164
Visa Inc. Class A	10,900	2,082,990
Western Digital Corp.	60,300	3,823,020
Western Union Co.	108,900	2,032,074
Xilinx Inc.	23,300	1,091,838

		67,706,054

Materials (5.23%)
CF Industries Holdings Inc.	6,800	1,433,644
Ecolab Inc.	21,200	2,093,712
LyondellBasell Industries NV Class A	28,400	2,079,732
Praxair Inc.	15,800	1,899,318
Rock Tenn Co. Class A	16,100	1,630,447
Sealed Air Corp.	131,800	3,583,642
Sherwin-Williams Co., The	22,200	4,044,396
Sigma-Aldrich Corp.	43,000	3,667,900

		20,432,791

Telecommunication Services (1.38%)
AT&T Inc.	106,900	3,615,358
Verizon Communications Inc.	38,400	1,791,744

		5,407,102

Utilities (0.91%)
NextEra Energy Inc.	44,200	3,543,072

		3,543,072

Total Common Stocks
(cost $289,683,335)		377,582,198

	Shares	Value
Short-term Investments (2.93%)
JPMorgan U.S. Government Money Market Fund	11,433,310	$11,433,310

Total Short-term Investments
(cost $11,433,310)		11,433,310

TOTAL INVESTMENTS (99.61%)
(cost $301,116,645)		389,015,508
OTHER ASSETS, NET OF LIABILITIES (0.39%)		1,513,835

NET ASSETS (100.00%)		$390,529,343

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.79%)
Consumer Discretionary (15.79%)
AMC Networks Inc. Class A (a)	17,470	$1,196,344
Arctic Cat Inc.	28,500	1,625,925
BorgWarner Inc.	16,620	1,685,102
Brown Shoe Company Inc.	62,300	1,462,181
Cumulus Media Inc. Class A (a)	241,200	1,278,360
Dillard’s Inc. Class A	10,300	806,490
Discovery Communications Inc. Class A (a)	16,990	1,434,296
Dunkin’ Brands Group Inc.	36,530	1,653,348
Five Below Inc. (a)	18,490	808,938
GNC Holdings Inc. Class A	18,480	1,009,562
Harman International Industries Inc.	19,290	1,277,577
hhgregg Inc. (a)	76,400	1,368,324
Johnson Controls Inc.	30,580	1,269,070
Lions Gate Entertainment Corp. (a)	34,720	1,216,936
Live Nation Entertainment Inc. (a)	41,730	774,092
M/I Homes Inc. (a)	55,600	1,146,472
Madison Square Garden Co. Class A, The (a)	14,810	860,017
Men’s Wearhouse Inc., The	37,900	1,290,495
Meritage Homes Corp. (a)	25,200	1,082,340
Michael Kors Holdings Ltd. (a)	11,120	828,662
Mohawk Industries Inc. (a)	15,420	2,008,455
Norwegian Cruise Line Holdings Ltd. (a)	25,820	796,547
PetSmart Inc.	14,310	1,091,281
Pool Corp.	15,410	864,963
PVH Corp.	8,320	987,501
Ryland Group Inc., The	34,700	1,406,738
Sinclair Broadcast Group Inc. Class A	62,100	2,081,592
Sirius XM Radio Inc.	181,640	702,947
Skechers U.S.A. Inc. Class A (a)	41,400	1,287,954
Tractor Supply Co.	16,460	1,105,618
Ulta Salon, Cosmetics & Fragrance Inc. (a)	7,630	911,480
Under Armour Inc. Class A (a)	11,040	877,128
Urban Outfitters Inc. (a)	31,790	1,168,918

		39,365,653

Consumer Staples (5.46%)
Andersons Inc., The	20,900	1,460,910
Chiquita Brands International Inc. (a)	108,100	1,368,546
Church & Dwight Co. Inc.	19,980	1,199,799
Fresh Del Monte Produce Inc.	43,400	1,288,112
Hain Celestial Group Inc., The (a)	11,110	856,803
Monster Beverage Corp. (a)	16,980	887,205
Pantry Inc., The (a)	83,600	926,288
Pilgrim’s Pride Corp. (a)	41,640	699,136
Rite Aid Corp. (a)	363,700	1,731,212
Spartan Stores Inc.	61,200	1,350,072
Tyson Foods Inc. Class A	29,190	825,493
Weis Markets Inc.	20,600	1,008,164

		13,601,740

	Shares	Value
Common Stocks (Cont.)
Energy (8.87%)
Bristow Group Inc.	18,900	$1,375,163
Cloud Peak Energy Inc. (a)	51,300	752,571
Continental Resources Inc. (a)	27,550	2,955,013
Exterran Holdings Inc. (a)	45,700	1,259,949
FMC Technologies Inc. (a)	19,940	1,105,075
Green Plains Renewable Energy Inc.	64,900	1,041,645
Helix Energy Solutions Group Inc. (a)	57,400	1,456,238
Oasis Petroleum Inc. (a)	25,930	1,273,941
Oceaneering International Inc.	8,940	726,286
Pioneer Energy Services Corp. (a)	83,100	624,081
Renewable Energy Group Inc. (a)	124,800	1,890,720
Rosetta Resources Inc. (a)	17,100	931,266
SM Energy Co.	20,190	1,558,466
Stone Energy Corp. (a)	55,400	1,796,622
Swift Energy Co. (a)	13,300	151,886
W&T Offshore Inc.	80,400	1,424,688
Western Refining Inc.	47,600	1,429,904
Westmoreland Coal Co. (a)	27,700	365,086

		22,118,600

Financials (25.21%)
Affiliated Managers Group Inc. (a)	7,390	1,349,710
Agree Realty Corp.	20,400	615,672
Argo Group International Holdings Ltd.	22,880	981,094
Berkshire Hills Bancorp Inc.	51,200	1,285,632
Brookline Bancorp Inc.	110,000	1,035,100
Brown & Brown Inc.	27,970	897,837
Capitol Federal Financial Inc.	103,600	1,287,748
Cathay General Bancorp	57,800	1,350,786
CNO Financial Group Inc.	93,000	1,339,200
Community Bank System Inc.	40,800	1,392,096
DCT Industrial Trust Inc.	152,800	1,098,632
Dime Community Bancshares	62,600	1,042,290
Discover Financial Services	32,090	1,621,829
East West Bancorp Inc.	19,620	626,859
Education Realty Trust Inc.	80,300	730,730
EverBank Financial Corp.	94,300	1,412,614
FBL Financial Group Inc. Class A	21,100	947,390
First American Financial Corp.	49,100	1,195,585
First Interstate BancSystem Inc.	54,800	1,323,420
First Republic Bank	21,370	996,483
Franklin Financial Corp.	17,300	328,008
Geo Group Inc., The	32,000	1,064,000
Gramercy Property Trust Inc. (a)	196,900	817,135
Hartford Financial Services Group Inc., The	37,540	1,168,245
HCI Group Inc.	37,800	1,543,752
Heritage Financial Corp.	18,600	288,672
Horace Mann Educators Corp.	48,100	1,365,078
Interactive Brokers Group Inc. Class A	43,300	812,741
IntercontinentalExchange Inc. (a)	4,600	834,532
Invesco Ltd.	31,490	1,004,531
iStar Financial Inc. (a)	104,300	1,255,772

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Jones Lang LaSalle Inc.	20,310	$1,773,063
LaSalle Hotel Properties	35,110	1,001,337
Mid-America Apartment Communities Inc.	23,340	1,458,750
Nelnet Inc. Class A	33,300	1,280,385
Northwest Bancshares Inc.	101,200	1,337,864
Ocwen Financial Corp. (a)	37,600	2,096,952
OFG Bancorp	68,300	1,105,777
One Liberty Properties Inc.	49,249	998,770
OneBeacon Insurance Group Ltd. Class A	92,200	1,360,872
Platinum Underwriters Holdings Ltd.	23,900	1,427,547
Primerica Inc.	39,300	1,585,362
Renasant Corp.	26,100	709,137
RLI Corp.	12,600	1,101,492
Rockville Financial Inc.	38,800	504,400
Selective Insurance Group Inc.	52,900	1,296,050
Signature Bank (a)	12,910	1,181,523
Stewart Information Services Corp.	22,400	716,576
Susquehanna Bancshares Inc.	94,300	1,183,465
Symetra Financial Corp.	78,600	1,400,652
Trustmark Corp.	46,400	1,187,840
Webster Financial Corp.	49,400	1,261,182
Weyerhaeuser Co.	31,280	895,546
Whitestone REIT	40,600	598,038
Wintrust Financial Corp.	33,500	1,375,845
Zions Bancorporation	36,430	998,911

		62,850,509

Health Care (9.40%)
Actavis Inc. (a)	8,070	1,162,080
Albany Molecular Research Inc. (a)	118,000	1,521,020
Alliance HealthCare Services Inc. (a)	31,400	869,466
AMN Healthcare Services Inc. (a)	90,800	1,249,409
ARIAD Pharmaceuticals Inc. (a)	48,120	885,408
BioMarin Pharmaceutical Inc. (a)	12,700	917,194
Catamaran Corp. (a)	30,950	1,422,152
Cooper Companies Inc., The	7,060	915,611
Health Net Inc. (a)	22,770	721,809
Illumina Inc. (a)	15,630	1,263,373
Incyte Corp. (a)	21,710	828,236
Kindred Healthcare Inc.	108,500	1,457,155
Medivation Inc. (a)	21,340	1,279,120
PDL BioPharma Inc.	131,300	1,046,461
Perrigo Co.	15,660	1,932,131
ResMed Inc.	16,650	879,453
Salix Pharmaceuticals Ltd. (a)	10,390	694,883
Select Medical Holdings Corp.	156,900	1,266,183
Shire PLC ADR	11,890	1,425,492
Triple-S Management Corp. Class B (a)	22,600	415,614
Zoetis Inc.	41,080	1,278,410

		23,430,660

Industrials (12.35%)
A.O. Smith Corp.	16,370	739,924

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
AAR Corp.	55,400	$1,514,082
Air Lease Corp.	32,460	897,844
AMERCO	9,800	1,804,474
American Woodmark Corp. (a)	35,100	1,216,215
B/E Aerospace Inc. (a)	29,120	2,149,638
CBIZ Inc. (a)	63,900	475,416
Consolidated Graphics Inc. (a)	30,300	1,698,618
Embraer SA ADR	9,710	315,284
Fortune Brands Home & Security Inc.	50,000	2,081,500
Hawaiian Holdings Inc. (a)	162,200	1,206,768
Heartland Express Inc.	66,100	937,959
Hexcel Corp. (a)	18,950	735,260
Kansas City Southern	14,450	1,580,252
MasTec Inc. (a)	24,710	748,713
Pacer International Inc. (a)	70,400	435,776
Precision Castparts Corp.	5,295	1,203,236
Quanta Services Inc. (a)	61,210	1,683,887
Republic Airways Holdings Inc. (a)	140,200	1,668,380
Rockwell Automation Inc.	9,440	1,009,512
Saia Inc. (a)	70,500	2,198,190
United Rentals Inc. (a)	26,330	1,534,776
Verisk Analytics Inc. Class A (a)	14,980	973,101
W.W. Grainger Inc.	3,880	1,015,435
Wabtec Corp.	15,480	973,228

		30,797,468

Information Technology (14.79%)
Alliance Data Systems Corp. (a)	6,680	1,412,621
Amkor Technology Inc. (a)	186,900	801,801
Amphenol Corp. Class A	15,540	1,202,485
Avago Technologies Ltd.	32,430	1,398,382
CACI International Inc. Class A (a)	15,000	1,036,650
Cadence Design Systems Inc. (a)	102,330	1,381,455
Citrix Systems Inc. (a)	26,150	1,846,452
CommVault Systems Inc. (a)	9,550	838,776
Concur Technologies Inc. (a)	6,490	717,145
EarthLink Inc.	201,700	998,415
Equinix Inc. (a)	4,610	846,626
F5 Networks Inc. (a)	11,390	976,806
Fortinet Inc. (a)	48,590	984,433
Gartner Inc. (a)	9,790	587,400
Insight Enterprises Inc. (a)	62,700	1,186,284
j2 Global Inc.	32,200	1,594,544
JDS Uniphase Corp. (a)	66,640	980,274
LinkedIn Corp. Class A (a)	5,520	1,358,251
Microchip Technology Inc.	25,560	1,029,812
NCR Corp. (a)	32,670	1,294,059
NXP Semiconductors NV (a)	47,350	1,761,894
PC Connection Inc.	36,700	553,803
Plexus Corp. (a)	44,000	1,636,800
Red Hat Inc. (a)	18,730	864,202
Sanmina Corp. (a)	89,400	1,563,606
ServiceNow Inc. (a)	13,260	688,857
Silicon Graphics International Corp. (a)	72,500	1,178,125
Sykes Enterprises Inc. (a)	73,500	1,316,385

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Symmetricom Inc. (a)	29,600	$142,672
TeleCommunication Systems Inc. Class A (a)	245,900	604,914
Ultimate Software Group Inc., The (a)	5,090	750,266
Unisys Corp. (a)	61,800	1,556,742
Vantiv Inc. Class A (a)	42,320	1,182,421
Xilinx Inc.	12,730	596,528

		36,869,886

Materials (3.68%)
Eagle Materials Inc.	18,180	1,318,959
Ecolab Inc.	7,280	718,973
Landec Corp. (a)	45,800	558,760
Martin Marietta Materials Inc.	9,740	956,176
P. H. Glatfelter Co.	50,100	1,356,207
Packaging Corporation of America	14,380	820,954
Sensient Technologies Corp.	30,700	1,470,223
Sherwin-Williams Co., The	4,680	852,602
Tredegar Corp.	43,300	1,125,800

		9,178,654

Telecommunication Services (0.45%)
Cincinnati Bell Inc. (a)	407,700	1,108,944

		1,108,944

Utilities (1.79%)
American States Water Co.	45,600	1,256,736
American Water Works Company Inc.	27,340	1,128,595
Black Hills Corp.	19,500	972,270
Otter Tail Corp.	40,400	1,115,040

		4,472,641

Total Common Stocks
(cost $203,167,762)		243,794,755

	Shares	Value
Registered Investment Companies (0.48%)
Financials (0.48%)
Fifth Street Finance Corp.	115,600	$1,189,524

		1,189,524

Total Registered Investment Companies
(cost $1,243,323)		1,189,524

Short-term Investments (1.71%)
JPMorgan U.S. Government Money Market Fund	4,276,453	4,276,453

Total Short-term Investments
(cost $4,276,453)		4,276,453

TOTAL INVESTMENTS (99.98%)
(cost $208,687,538)		249,260,732
OTHER ASSETS, NET OF LIABILITIES (0.02%)		48,307

NET ASSETS (100.00%)		$249,309,039

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (96.73%)
Argentina (0.51%)
MercadoLibre Inc.	5,331	$719,205

Australia (0.06%)
BHP Billiton PLC	2,901	85,475

Austria (0.41%)
Erste Group Bank AG	18,461	583,415

Belgium (1.10%)
Anheuser-Busch InBev NV	15,508	1,543,709

Brazil (0.96%)
BR Malls Participacoes SA	79,000	716,464
Itau Unibanco Holding SA ADR	44,878	633,677

		1,350,141

Canada (7.10%)
Barrick Gold Corp.	16,344	304,325
Canadian Pacific Railway Ltd.	22,566	2,784,247
Dollarama Inc.	9,565	777,327
Imax Corp. (a)	26,736	808,497
Lululemon Athletica Inc. (a)	37,250	2,722,602
Potash Corporation of Saskatchewan Inc.	13,463	421,123
Suncor Energy Inc.	60,267	2,154,879

		9,973,000

China (0.88%)
PetroChina Company Ltd. H	405,000	445,944
Youku Tudou Inc. ADR (a)	28,634	784,572

		1,230,516

Denmark (0.97%)
Novo Nordisk A/S Class B	8,041	1,365,180

France (8.84%)
Accor SA	16,642	692,085
Air Liquide SA	3,452	480,781
AXA SA	78,693	1,823,125
Compagnie de Saint-Gobain	13,732	680,024
DANONE SA	13,201	993,674
Essilor International SA	5,906	635,200
JC Decaux SA	16,908	622,516
Legrand SA	13,485	748,244
L’Oreal SA	6,635	1,139,522
LVMH Moet Hennessy Louis Vuitton SA	1,093	215,293
Pernod Ricard SA	9,821	1,219,554
Remy Cointreau SA	6,736	717,815
Sanofi	1,820	184,590
Schneider Electric SA	15,874	1,342,412
Unibail-Rodamco SE	3,697	917,273

		12,412,108

	Shares	Value
Common Stocks (Cont.)
Germany (8.57%)
Adidas AG	12,623	$1,369,236
Allianz SE Reg.	8,256	1,297,853
Bayerische Motoren Werke (BMW) AG	20,621	2,216,985
Continental AG	4,133	700,594
Daimler AG Registered Shares	14,964	1,166,462
Fresenius Medical Care AG & Co. KGaA	6,738	438,365
Fresenius SE & Co. KGaA	4,097	508,924
Linde AG	7,651	1,515,336
SAP AG	16,376	1,211,174
Wirecard AG	46,970	1,606,695

		12,031,624

Hong Kong (2.78%)
AIA Group Ltd.	435,800	2,048,107
Cheung Kong Holdings Ltd.	59,000	896,118
Hang Lung Properties Ltd.	76,000	259,673
Sands China Ltd.	114,000	705,527

		3,909,425

India (0.50%)
Tata Motors Ltd. Sponsored ADR	26,688	710,435

Italy (0.82%)
Intesa Sanpaolo	557,470	1,150,115

Japan (10.83%)
Dentsu Inc.	11,600	440,185
Fanuc Corp.	23,100	3,809,461
Japan Exchange Group Inc.	51,000	1,127,453
Japan Tobacco Inc.	42,136	1,513,201
JIN Co. Ltd.	19,400	728,277
Komatsu Ltd.	15,300	379,640
Mitsubishi Estate Company Ltd.	1,000	29,462
Mizuho Financial Group Inc.	740,500	1,604,624
Rakuten Inc.	106,300	1,605,938
SMC Corp.	4,600	1,092,263
START TODAY Co. Ltd.	42,300	1,189,882
Toyota Motor Corp.	26,500	1,690,371

		15,210,757

Malaysia (1.10%)
Genting Berhad	253,200	807,879
Sime Darby Berhad	252,100	734,759

		1,542,638

Netherlands (4.60%)
ASML Holding NV	30,420	3,004,221
Heineken NV	15,659	1,109,845
Royal Dutch Shell PLC Class A	28,267	932,316
Yandex NV Class A (a)	38,694	1,409,235

		6,455,617

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Panama (0.53%)
Copa Holdings SA Class A	5,352	$742,162

Portugal (1.25%)
Jeronimo Martins SGPS SA	85,339	1,752,545

Singapore (0.85%)
DBS Group Holdings Ltd.	23,068	301,922
United Overseas Bank Ltd.	53,841	887,086

		1,189,008

South Africa (1.33%)
Naspers Ltd. N Shares	20,183	1,866,358

Spain (1.97%)
Banco Bilbao Vizcaya Argentaria SA	164,649	1,839,878
Banco Bilbao Vizcaya Argentaria SA Rights (a)	161,821	22,111
Banco Santander SA	111,043	905,555

		2,767,544

Sweden (2.53%)
Atlas Copco AB Class A	46,800	1,370,495
Investor AB B Shares	22,800	691,801
Sandvik AB	51,888	716,956
Volvo AB B Shares	51,785	775,562

		3,554,814

Switzerland (14.56%)
ABB Ltd. Reg.	37,931	897,157
Compagnie Financiere Richemont SA Reg.	14,654	1,468,074
Holcim Ltd. Reg.	11,954	889,594
Nestle SA Reg.	53,155	3,717,647
Novartis AG	16,622	1,277,414
Roche Holding AG	18,101	4,881,776
Swatch Group AG, The	3,485	2,242,792
Syngenta AG Reg.	2,733	1,116,349
UBS AG Reg.	193,199	3,952,210

		20,443,013

Taiwan (2.26%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	187,077	3,172,826

United Kingdom (16.46%)
Anglo American PLC	23,223	570,703
ARM Holdings PLC	22,778	363,591
BG Group PLC	57,759	1,103,840
British American Tobacco PLC	19,795	1,049,992
CRH PLC	27,482	657,572
Diageo PLC	113,141	3,599,174
Domino’s Pizza Group PLC	74,727	706,498
GlaxoSmithKline PLC	51,702	1,303,634
Glencore Xstrata PLC	553,604	3,017,607
InterContinental Hotels Group PLC	72,503	2,115,101
Lloyds Banking Group PLC (a)	1,296,484	1,544,355

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Pearson PLC	30,283	$616,246
Reckitt Benckiser Group PLC	7,779	569,223
Rightmove PLC	7,752	297,303
Rolls-Royce Holdings PLC	188,292	3,389,666
Telecity Group PLC	164,715	2,213,255

		23,117,760

United States (4.96%)
Freeport-McMoRan Copper & Gold Inc.	38,316	1,267,493
Liberty Global PLC Series C (a)	37,935	2,861,437
MasterCard Inc. Class A	4,219	2,838,459

		6,967,389

Total Common Stocks
(cost $104,811,388)		135,846,779

Preferred Stocks (0.59%)
Brazil (0.59%)
Banco Bradesco SA Pfd.	60,189	825,043

Total Preferred Stocks
(cost $840,307)		825,043

Short-term Investments (2.40%)
State Street Institutional U.S. Government Money Market Fund	3,372,959	3,372,959

Total Short-term Investments
(cost $3,372,959)		3,372,959

TOTAL INVESTMENTS (99.72%)
(cost $109,024,654)		140,044,781
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.28%)		398,858

NET ASSETS (100.00%)		$140,443,639

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$37,287,442	26.63
British Pound	23,203,235	16.57
United States Dollar	22,769,007	16.26
Swiss Franc	20,443,013	14.60
Japanese Yen	15,210,757	10.86
Canadian Dollar	5,716,453	4.08
Hong Kong Dollar	4,355,369	3.11
Swedish Krona	3,554,814	2.54
South African Rand	1,866,358	1.33
Malaysian Ringgit	1,542,638	1.10
Brazilian Real	1,541,507	1.10
Danish Krone	1,365,180	0.97
Singapore Dollar	1,189,008	0.85

Total Investments	$140,044,781	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$31,343,900	22.32
Financials	24,057,320	17.13
Industrials	19,463,048	13.86
Consumer Staples	18,925,901	13.48
Information Technology	17,323,233	12.34
Health Care	10,595,083	7.54
Materials	10,326,358	7.35
Energy	4,636,979	3.30

Total Stocks	136,671,822	97.32
Short-term Investments	3,372,959	2.40
Cash and Other Assets, Net of Liabilities	398,858	0.28

Net Assets	$140,443,639	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Euro	State Street Bank and Trust Company	10/01/2013	10,803	$(14,568)	$46	$—
Euro	State Street Bank and Trust Company	10/02/2013	17,896	(24,205)	6	—
Euro	State Street Bank and Trust Company	10/03/2013	23,189	(31,408)	—	(36)
British Pound	State Street Bank and Trust Company	10/03/2013	(34,651)	56,103	7	—
British Pound	State Street Bank and Trust Company	10/02/2013	(23,932)	38,609	—	(134)
British Pound	State Street Bank and Trust Company	10/01/2013	(10,088)	16,260	—	(72)

Total					$59	$(242)

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (95.70%)
Consumer Discretionary (11.94%)
Abercrombie & Fitch Co. Class A	3,800	$134,406
Amazon.com Inc. (a) (b)	18,589	5,811,663
AutoNation Inc. (b)	3,232	168,613
AutoZone Inc. (b)	1,785	754,573
Bed Bath & Beyond Inc. (b)	10,962	848,020
Best Buy Co. Inc.	13,593	509,738
BorgWarner Inc.	5,745	582,486
Cablevision Systems Corp. Class A	10,848	182,680
CarMax Inc. (b)	11,261	545,821
Carnival Corp.	21,994	717,884
CBS Corp. Class B	28,257	1,558,656
Chipotle Mexican Grill Inc. (b)	1,550	664,485
Coach Inc.	14,183	773,399
Comcast Corp. Class A	131,376	5,931,626
Darden Restaurants Inc.	6,510	301,348
Delphi Automotive PLC	14,183	828,571
DIRECTV (b)	25,649	1,532,528
Discovery Communications Inc. Class A (b)	11,599	979,188
Dollar General Corp. (b)	14,958	844,529
Dollar Tree Inc. (b)	11,225	641,621
DR Horton Inc.	14,310	278,043
Expedia Inc.	5,398	279,562
Family Dollar Stores Inc.	4,854	349,585
Ford Motor Co.	197,890	3,338,404
Fossil Group Inc. (b)	2,527	293,738
GameStop Corp. Class A	5,871	291,495
Gannett Co. Inc.	11,478	307,496
GAP Inc., The	13,860	558,281
Garmin Ltd.	6,183	279,410
General Motors Co. (b)	47,279	1,700,626
Genuine Parts Co.	7,771	628,596
Goodyear Tire & Rubber Co., The (b)	12,312	276,404
H&R Block Inc.	13,839	368,948
Harley-Davidson Inc.	11,240	722,058
Harman International Industries Inc.	3,411	225,911
Hasbro Inc.	5,774	272,186
Home Depot Inc., The	71,952	5,457,559
International Game Technology	13,082	247,642
Interpublic Group of Companies Inc., The	21,187	363,993
J.C. Penney Company Inc. (b)	9,647	85,087
Johnson Controls Inc.	34,353	1,425,650
Kohl’s Corp.	10,218	528,782
L Brands Inc.	12,234	747,497
Leggett & Platt Inc.	7,192	216,839
Lennar Corp.	8,297	293,714
Lowe’s Companies Inc.	52,835	2,515,474
Macy’s Inc.	18,903	817,933
Marriott International Inc. Class A	11,427	480,620
Mattel Inc.	17,322	725,099
McDonald’s Corp.	50,214	4,831,089
Netflix Inc. (b)	2,960	915,262
Newell Rubbermaid Inc.	14,468	397,870
News Corp. Class A (b)	24,954	400,761
NIKE Inc. Class B	37,567	2,728,867
Nordstrom Inc.	7,248	407,338

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	12,892	$817,868
O’Reilly Automotive Inc. (b)	5,455	696,003
PetSmart Inc.	5,250	400,365
Priceline.com Inc. (b)	2,587	2,615,328
PulteGroup Inc.	17,562	289,773
PVH Corp.	4,105	487,222
Ralph Lauren Corp.	3,054	503,085
Ross Stores Inc.	10,887	792,574
Scripps Networks Interactive Class A	5,497	429,371
Staples Inc.	33,295	487,772
Starbucks Corp.	37,743	2,905,079
Starwood Hotels & Resorts Worldwide Inc.	9,757	648,353
Target Corp.	31,704	2,028,422
Tiffany & Co.	5,530	423,709
Time Warner Cable Inc.	14,357	1,602,241
Time Warner Inc.	46,214	3,041,343
TJX Companies Inc.	35,929	2,026,036
TripAdvisor Inc. (b)	5,605	425,083
Twenty-First Century Fox Inc. Class A	99,827	3,344,204
Urban Outfitters Inc. (b)	5,526	203,191
VF Corp.	4,420	879,801
Viacom Inc. Class B	21,802	1,822,211
Walt Disney Co., The	83,453	5,381,884
Washington Post Co., The	224	136,942
Whirlpool Corp.	3,970	581,367
Wyndham Worldwide Corp.	6,682	407,402
Wynn Resorts Ltd.	4,064	642,153
Yum! Brands Inc.	22,416	1,600,278

		93,688,714

Consumer Staples (9.61%)
Altria Group Inc.	100,737	3,460,316
Archer-Daniels-Midland Co.	33,051	1,217,599
Avon Products Inc.	21,720	447,432
Beam Inc.	8,145	526,574
Brown-Forman Corp. Class B	8,163	556,145
Campbell Soup Co.	8,951	364,395
Clorox Co., The	6,543	534,694
Coca-Cola Co., The	191,503	7,254,134
Coca-Cola Enterprises Inc.	12,494	502,384
Colgate-Palmolive Co.	44,268	2,625,092
ConAgra Foods Inc.	21,204	643,329
Constellation Brands Inc. (b)	8,332	478,257
Costco Wholesale Corp.	21,943	2,526,078
CVS Caremark Corp.	61,701	3,501,532
Dr. Pepper Snapple Group Inc.	10,233	458,643
Estee Lauder Companies Inc. Class A, The	12,845	897,866
General Mills Inc.	32,229	1,544,414
Hershey Co., The	7,517	695,322
Hormel Foods Corp.	6,773	285,279
J.M. Smucker Co., The	5,283	554,926
Kellogg Co.	12,927	759,203
Kimberly-Clark Corp.	19,236	1,812,416
Kraft Foods Group Inc.	29,916	1,568,795

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kroger Co., The	26,081	$1,052,108
Lorillard Inc.	18,786	841,237
McCormick & Company Inc.	6,615	427,990
Mead Johnson Nutrition Co. Class A	10,154	754,036
Molson Coors Brewing Co. Class B	7,974	399,737
Mondelez International Inc. Class A	89,493	2,811,870
Monster Beverage Corp. (b)	6,815	356,084
PepsiCo Inc.	77,466	6,158,547
Philip Morris International Inc.	81,300	7,039,767
Procter & Gamble Co., The	137,565	10,398,538
Reynolds American Inc.	15,865	773,895
Safeway Inc.	12,090	386,759
Sysco Corp.	29,559	940,863
Tyson Foods Inc. Class A	13,983	395,439
Walgreen Co.	43,671	2,349,500
Wal-Mart Stores Inc.	81,761	6,047,044
Whole Foods Market Inc.	18,713	1,094,710

		75,442,949

Energy (10.01%)
Anadarko Petroleum Corp.	25,251	2,348,090
Apache Corp.	20,285	1,727,063
Baker Hughes Inc.	22,258	1,092,868
Cabot Oil & Gas Corp.	21,138	788,870
Cameron International Corp. (b)	12,354	721,103
Chesapeake Energy Corp.	25,456	658,801
Chevron Corp.	97,045	11,790,968
ConocoPhillips	61,431	4,270,069
CONSOL Energy Inc.	11,465	385,797
Denbury Resources Inc. (b)	18,713	344,506
Devon Energy Corp.	19,171	1,107,317
Diamond Offshore Drilling Inc.	3,486	217,248
Ensco PLC Class A	11,772	632,745
EOG Resources Inc.	13,684	2,316,428
EQT Corp.	7,544	669,304
Exxon Mobil Corp.	221,090	19,022,584
FMC Technologies Inc. (b)	11,895	659,221
Halliburton Co.	42,477	2,045,268
Helmerich & Payne Inc.	5,336	367,917
Hess Corp.	14,492	1,120,811
Kinder Morgan Inc.	33,822	1,203,049
Marathon Oil Corp.	35,688	1,244,797
Marathon Petroleum Corp.	15,729	1,011,689
Murphy Oil Corp.	8,828	532,505
Nabors Industries Ltd.	13,056	209,679
National-Oilwell Varco Inc.	21,492	1,678,740
Newfield Exploration Co. (b)	6,792	185,897
Noble Corp.	12,701	479,717
Noble Energy Inc.	18,011	1,206,917
Occidental Petroleum Corp.	40,474	3,785,938
Peabody Energy Corp.	13,662	235,670
Phillips 66	30,695	1,774,785
Pioneer Natural Resources Co.	6,960	1,314,048
QEP Resources Inc.	9,024	249,875
Range Resources Corp.	8,178	620,628
Rowan Companies PLC Class A (b)	6,228	228,692
Schlumberger Ltd.	66,464	5,872,759

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Southwestern Energy Co. (b)	17,628	$641,307
Spectra Energy Corp.	33,561	1,148,793
Tesoro Corp.	6,811	299,548
Valero Energy Corp.	27,205	929,051
Williams Companies Inc., The	34,380	1,250,057
WPX Energy Inc. (b)	10,040	193,370

		78,584,489

Financials (15.56%)
ACE Ltd.	17,060	1,596,134
Aflac Inc.	23,382	1,449,450
Allstate Corp., The	23,283	1,176,956
American Express Co.	46,606	3,519,685
American International Group Inc.	74,157	3,606,255
American Tower Corp.	19,834	1,470,294
Ameriprise Financial Inc.	9,940	905,335
Aon PLC	15,431	1,148,684
Apartment Investment and Management Co.	7,329	204,772
Assurant Inc.	3,770	203,957
AvalonBay Communities Inc.	6,099	775,122
Bank of America Corp.	539,627	7,446,853
Bank of New York Mellon Corp.	57,794	1,744,801
BB&T Corp.	35,358	1,193,332
Berkshire Hathaway Inc. Class B (b)	90,410	10,262,439
BlackRock Inc.	6,327	1,712,213
Boston Properties Inc.	7,658	818,640
Capital One Financial Corp.	29,402	2,021,093
CBRE Group Inc. (b)	13,937	322,363
Charles Schwab Corp., The	58,090	1,228,023
Chubb Corp., The	12,837	1,145,831
Cincinnati Financial Corp.	7,370	347,569
Citigroup Inc.	152,748	7,409,805
CME Group Inc.	15,785	1,166,196
Comerica Inc.	9,238	363,146
Discover Financial Services	24,304	1,228,324
E*TRADE Financial Corp. (b)	14,478	238,887
Equity Residential	16,834	901,797
Fifth Third Bancorp	44,558	803,826
Franklin Resources Inc.	20,424	1,032,433
Genworth Financial Inc. Class A (b)	24,770	316,808
Goldman Sachs Group Inc., The	20,981	3,319,404
Hartford Financial Services Group Inc., The	22,863	711,497
HCP Inc.	22,913	938,287
Healthcare Realty Trust Inc.	14,404	898,522
Host Hotels & Resorts Inc.	37,679	665,788
Hudson City Bancorp Inc.	23,930	216,566
Huntington Bancshares Inc.	41,483	342,650
IntercontinentalExchange Inc. (b)	3,649	662,002
Invesco Ltd.	22,299	711,338
JPMorgan Chase & Co.	189,074	9,773,235
KeyCorp	45,750	521,550
Kimco Realty Corp.	20,498	413,650
Legg Mason Inc.	5,460	182,582
Leucadia National Corp.	15,746	428,921
Lincoln National Corp.	13,290	558,047

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Loews Corp.	15,410	$720,263
M&T Bank Corp.	6,533	731,173
Macerich Co., The	7,061	398,523
Marsh & McLennan Companies Inc.	27,605	1,202,198
McGraw Hill Financial Inc.	13,825	906,782
MetLife Inc.	56,249	2,640,891
Moody’s Corp.	9,725	683,959
Morgan Stanley	69,850	1,882,458
NASDAQ OMX Group Inc., The	5,744	184,325
Northern Trust Corp.	11,340	616,783
NYSE Euronext	12,186	511,568
People’s United Financial Inc.	16,145	232,165
Plum Creek Timber Co. Inc.	8,166	382,414
PNC Financial Services Group Inc.	26,699	1,934,343
Principal Financial Group Inc.	13,718	587,405
Progressive Corp., The	27,793	756,803
ProLogis Inc.	24,986	939,973
Prudential Financial Inc.	23,370	1,822,393
Public Storage	7,272	1,167,520
Regions Financial Corp.	70,135	649,450
Simon Property Group Inc.	15,589	2,310,757
SLM Corp.	21,918	545,759
State Street Corp.	22,404	1,473,063
SunTrust Banks Inc.	27,029	876,280
T. Rowe Price Group Inc.	13,075	940,485
Torchmark Corp.	4,569	330,567
Travelers Companies Inc., The	18,761	1,590,370
U.S. Bancorp	92,390	3,379,626
Unum Group	13,226	402,599
Ventas Inc.	14,702	904,173
Vornado Realty Trust	8,736	734,348
Wells Fargo & Co.	242,704	10,028,529
Weyerhaeuser Co.	29,338	839,947
XL Group PLC	14,366	442,760
Zions Bancorporation	9,239	253,333

		122,109,047

Health Care (12.48%)
Abbott Laboratories	78,036	2,590,012
AbbVie Inc.	79,636	3,562,118
Actavis Inc. (b)	8,703	1,253,232
Aetna Inc.	18,693	1,196,726
Agilent Technologies Inc.	16,620	851,775
Alexion Pharmaceuticals Inc. (b)	9,831	1,141,969
Allergan Inc.	14,922	1,349,695
AmerisourceBergen Corp.	11,580	707,538
Amgen Inc.	37,841	4,235,922
Baxter International Inc.	27,265	1,791,038
Becton, Dickinson and Co.	9,742	974,395
Biogen Idec Inc. (b)	11,939	2,874,434
Boston Scientific Corp. (b)	67,656	794,281
Bristol-Myers Squibb Co.	82,695	3,827,125
Cardinal Health Inc.	17,048	889,053
CareFusion Corp. (b)	10,774	397,561
Celgene Corp. (b)	20,660	3,180,194
Cerner Corp. (b)	14,823	778,949
Cigna Corp.	14,209	1,092,104

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Covidien PLC	23,109	$1,408,262
CR Bard Inc.	3,977	458,150
DaVita HealthCare Partners Inc. (b)	8,865	504,418
DENTSPLY International Inc.	7,185	311,901
Edwards Lifesciences Corp. (b)	5,665	394,454
Eli Lilly & Co.	49,812	2,507,038
Express Scripts Holding Co. (b)	40,864	2,524,578
Forest Laboratories Inc. (b)	11,881	508,388
Gilead Sciences Inc. (b)	76,883	4,831,328
Hospira Inc. (b)	8,317	326,193
Humana Inc.	7,848	732,454
Intuitive Surgical Inc. (b)	1,996	751,035
Johnson & Johnson	141,549	12,270,883
Laboratory Corp. of America Holdings (b)	4,528	448,906
Life Technologies Corp. (b)	8,641	646,606
McKesson Corp.	11,485	1,473,526
Medtronic Inc.	50,106	2,668,144
Merck & Co. Inc.	146,992	6,998,289
Mylan Inc. (b)	19,241	734,429
Patterson Companies Inc.	4,170	167,634
PerkinElmer Inc.	5,613	211,891
Perrigo Co.	4,728	583,341
Pfizer Inc.	332,536	9,547,109
Quest Diagnostics Inc.	7,633	471,643
Regeneron Pharmaceuticals Inc. (b)	3,919	1,226,138
St. Jude Medical Inc.	14,427	773,864
Stryker Corp.	14,816	1,001,413
Tenet Healthcare Corp. (b)	5,070	208,833
Thermo Fisher Scientific Inc.	18,109	1,668,744
UnitedHealth Group Inc.	51,070	3,657,123
Varian Medical Systems Inc. (b)	5,437	406,307
Vertex Pharmaceuticals Inc. (b)	11,695	886,715
Waters Corp. (b)	4,297	456,384
WellPoint Inc.	15,006	1,254,652
Zimmer Holdings Inc.	8,518	699,669
Zoetis Inc.	25,075	780,334

		97,988,897

Industrials (10.27%)
3M Co.	32,615	3,894,557
ADT Corp., The	10,051	408,674
AMETEK Inc.	12,270	564,665
Boeing Co., The	34,864	4,096,520
Caterpillar Inc.	31,959	2,664,422
CH Robinson Worldwide Inc.	7,969	474,634
Cintas Corp.	5,122	262,246
CSX Corp.	51,252	1,319,226
Cummins Inc.	8,748	1,162,347
Danaher Corp.	30,048	2,082,927
Deere & Co.	19,233	1,565,374
Delta Air Lines Inc.	43,099	1,016,705
Dover Corp.	8,581	770,831
Dun & Bradstreet Corp.	1,951	202,611
Eaton Corp. PLC	23,805	1,638,737
Emerson Electric Co.	35,893	2,322,277
Equifax Inc.	6,130	366,880

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Expeditors International of Washington Inc.	10,361	$456,506
Fastenal Co.	13,721	689,480
FedEx Corp.	14,927	1,703,320
Flowserve Corp.	7,066	440,848
Fluor Corp.	8,168	579,601
General Dynamics Corp.	16,707	1,462,197
General Electric Co.	511,525	12,220,332
Honeywell International Inc.	39,399	3,271,693
Illinois Tool Works Inc.	20,700	1,578,789
Ingersoll-Rand PLC	13,598	883,054
Iron Mountain Inc.	8,478	229,076
Jacobs Engineering Group Inc. (b)	6,644	386,548
Joy Global Inc.	5,354	273,268
Kansas City Southern	5,526	604,323
L-3 Communications Holdings Inc.	4,513	426,478
Lockheed Martin Corp.	13,542	1,727,282
Masco Corp.	17,896	380,827
Nielsen Holdings N.V.	10,800	393,660
Norfolk Southern Corp.	15,672	1,212,229
Northrop Grumman Corp.	11,564	1,101,587
PACCAR Inc.	17,739	987,353
Pall Corp.	5,595	431,039
Parker Hannifin Corp.	7,485	813,769
Pentair Ltd. Reg.	10,007	649,855
Pitney Bowes Inc.	10,202	185,574
Precision Castparts Corp.	7,311	1,661,352
Quanta Services Inc. (b)	10,678	293,752
Raytheon Co.	16,201	1,248,611
Republic Services Inc.	13,645	455,197
Robert Half International Inc.	7,000	273,210
Rockwell Automation Inc.	6,956	743,875
Rockwell Collins Inc.	6,804	461,719
Roper Industries Inc.	4,966	659,832
Ryder System Inc.	2,605	155,518
Snap-on Inc.	2,922	290,739
Southwest Airlines Co.	35,488	516,705
Stanley Black & Decker Inc.	8,043	728,455
Stericycle Inc. (b)	4,327	499,336
Textron Inc.	14,105	389,439
Tyco International Ltd.	23,270	813,985
Union Pacific Corp.	23,300	3,619,422
United Parcel Service Inc. Class B	36,290	3,315,817
United Technologies Corp.	42,416	4,573,293
W.W. Grainger Inc.	3,108	813,395
Waste Management Inc.	21,894	902,909
Xylem Inc.	9,292	259,526

		80,578,408

Information Technology (17.12%)
Accenture PLC Class A	32,393	2,385,421
Adobe Systems Inc. (b)	23,467	1,218,876
Akamai Technologies Inc. (b)	8,911	460,699
Altera Corp.	16,055	596,604
Amphenol Corp. Class A	8,015	620,201
Analog Devices Inc.	15,608	734,356
Apple Inc.	45,633	21,755,530

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Applied Materials Inc.	60,576	$1,062,503
Autodesk Inc. (b)	11,145	458,840
Automatic Data Processing Inc.	24,255	1,755,577
Broadcom Corp. Class A	27,632	718,708
CA Inc.	16,447	487,982
Cisco Systems Inc.	269,307	6,307,170
Citrix Systems Inc. (b)	9,384	662,604
Cognizant Technology Solutions Corp. Class A (b)	15,126	1,242,147
Computer Sciences Corp.	7,422	384,014
Corning Inc.	73,370	1,070,468
Dell Inc.	73,604	1,013,527
eBay Inc. (b)	58,485	3,262,878
Electronic Arts Inc. (b)	15,405	393,598
EMC Corp.	104,527	2,671,710
F5 Networks Inc. (b)	3,908	335,150
Fidelity National Information Services Inc.	14,699	682,622
First Solar Inc. (b)	3,499	140,695
Fiserv Inc. (b)	6,537	660,564
FLIR Systems Inc.	7,115	223,411
Google Inc. Class A (b)	14,051	12,307,411
Harris Corp.	5,375	318,738
Hewlett-Packard Co.	96,488	2,024,318
Intel Corp.	250,243	5,735,570
International Business Machines Corp.	51,722	9,577,880
Intuit Inc.	14,916	989,080
Jabil Circuit Inc.	9,170	198,806
JDS Uniphase Corp. (b)	12,055	177,329
Juniper Networks Inc. (b)	25,388	504,206
KLA-Tencor Corp.	8,319	506,211
Lam Research Corp. (b)	8,160	417,710
Linear Technology Corp.	11,697	463,903
LSI Corp.	27,557	215,496
MasterCard Inc. Class A	5,211	3,505,857
Microchip Technology Inc.	9,886	398,307
Micron Technology Inc. (b)	52,168	911,375
Microsoft Corp.	380,748	12,682,716
Molex Inc.	6,892	265,480
Motorola Solutions Inc.	11,889	705,969
NetApp Inc.	17,088	728,291
NVIDIA Corp.	28,981	450,944
Oracle Corp.	179,108	5,941,012
Paychex Inc.	16,365	665,074
QUALCOMM Inc.	86,167	5,804,209
Red Hat Inc. (b)	9,508	438,699
Salesforce.com Inc. (b)	27,544	1,429,809
SanDisk Corp.	12,078	718,762
Seagate Technology PLC	15,598	682,257
Symantec Corp.	35,134	869,566
TE Connectivity Ltd.	20,740	1,073,917
Teradata Corp. (b)	8,194	454,275
Teradyne Inc. (b)	9,758	161,202
Texas Instruments Inc.	55,316	2,227,575
Total System Services Inc.	8,376	246,422
VeriSign Inc. (b)	6,784	345,238
Visa Inc. Class A	25,929	4,955,032

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Western Digital Corp.	10,592	$671,533
Western Union Co.	27,672	516,360
Xerox Corp.	58,216	599,043
Xilinx Inc.	13,378	626,893
Yahoo! Inc. (b)	47,612	1,578,814

		134,397,144

Materials (3.37%)
Air Products & Chemicals Inc.	10,532	1,122,395
Airgas Inc.	3,305	350,495
Alcoa Inc.	53,628	435,459
Allegheny Technologies Inc.	5,413	165,205
Avery Dennison Corp.	4,880	212,378
Ball Corp.	7,293	327,310
Bemis Company Inc.	5,159	201,253
CF Industries Holdings Inc.	2,879	606,980
Cliffs Natural Resources Inc.	7,690	157,645
Dow Chemical Co., The	60,790	2,334,336
E.I. du Pont de Nemours & Co.	46,385	2,716,306
Eastman Chemical Co.	7,774	605,595
Ecolab Inc.	13,625	1,345,605
FMC Corp.	6,827	489,631
Freeport-McMoRan Copper & Gold Inc.	52,067	1,722,376
International Flavors & Fragrances Inc.	4,087	336,360
International Paper Co.	22,413	1,004,102
LyondellBasell Industries NV Class A	22,506	1,648,114
MeadWestvaco Corp.	8,874	340,584
Monsanto Co.	26,773	2,794,298
Mosaic Co., The	17,113	736,201
Newmont Mining Corp.	24,935	700,674
Nucor Corp.	15,937	781,232
Owens-Illinois Inc. (b)	8,249	247,635
PPG Industries Inc.	7,185	1,200,326
Praxair Inc.	14,790	1,777,906
Sealed Air Corp.	9,850	267,822
Sherwin-Williams Co., The	4,385	798,859
Sigma-Aldrich Corp.	6,035	514,786
United States Steel Corp.	7,304	150,389
Vulcan Materials Co.	6,517	337,646

		26,429,903

Telecommunication Services (2.32%)
AT&T Inc.	266,770	9,022,161
CenturyLink Inc.	30,178	946,986
Crown Castle International Corp. (b)	14,702	1,073,687
Frontier Communications Corp.	50,031	208,629
Verizon Communications Inc.	143,738	6,706,815
Windstream Holdings Inc.	29,885	239,080

		18,197,358

Utilities (3.02%)
AES Corp., The	31,073	412,960
AGL Resources Inc.	5,964	274,523
Ameren Corp.	12,168	423,933

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
American Electric Power Company Inc.	24,491	$1,061,685
CenterPoint Energy Inc.	21,490	515,115
CMS Energy Corp.	13,326	350,740
Consolidated Edison Inc.	14,689	809,951
Dominion Resources Inc.	29,085	1,817,231
DTE Energy Co.	8,800	580,624
Duke Energy Corp.	35,470	2,368,687
Edison International	16,339	752,574
Entergy Corp.	8,936	564,666
Exelon Corp.	43,086	1,277,069
FirstEnergy Corp.	20,973	764,466
Integrys Energy Group Inc.	3,971	221,939
NextEra Energy Inc.	21,360	1,712,218
NiSource Inc.	15,648	483,367
Northeast Utilities	15,778	650,842
NRG Energy Inc.	16,172	441,981
ONEOK Inc.	10,336	551,116
Pepco Holdings Inc.	12,465	230,104
PG&E Corp.	22,370	915,380
Pinnacle West Capital Corp.	5,521	302,220
PPL Corp.	31,714	963,471
Public Service Enterprise Group Inc.	25,374	835,566
SCANA Corp.	6,995	322,050
Sempra Energy	11,411	976,782
Southern Co.	43,898	1,807,720
TECO Energy Inc.	10,341	171,040
Wisconsin Energy Corp.	11,470	463,159
Xcel Energy Inc.	24,936	688,483

		23,711,662

Total Common Stocks
(cost $464,729,065)		751,128,571

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Short-term Investments (4.31%)
State Street Institutional U.S. Government Money Market Fund	33,847,749	$33,847,749

Total Short-term Investments
(cost $33,847,749)		33,847,749

TOTAL INVESTMENTS (100.01%)
(cost $ 498,576,814)		784,976,320
LIABILITIES, NET OF OTHER ASSETS (-0.01%)		(61,594)

NET ASSETS (100.00%)		$784,914,726

(a)	At September 30, 2013, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	406	December 2013	$34,067,153	$33,988,290	($78,863)

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (96.09%)
Consumer Discretionary (13.50%)
1-800-FLOWERS.COM Inc. (a)	5,915	$29,161
Aeropostale Inc. (a)	19,518	183,469
AFC Enterprises Inc. (a)	6,041	263,327
AH Belo Corp. Class A	4,700	36,895
American Apparel Inc. (a)	14,400	18,720
American Axle & Manufacturing Holdings Inc. (a)	16,530	325,972
American Public Education Inc. (a)	4,355	164,619
America’s Car-Mart Inc. (a)	2,000	90,220
Ann Inc. (a)	11,732	424,937
Arctic Cat Inc.	3,269	186,496
Asbury Automotive Group Inc. (a)	7,752	412,406
Ascent Capital Group LLC Class A (a)	3,500	282,170
Barnes & Noble Inc. (a)	10,037	129,879
Bassett Furniture Industries Inc.	2,800	45,332
Beasley Broadcast Group Inc. Class A	1,200	10,428
Beazer Homes USA Inc. (a)	6,102	109,836
bebe stores inc.	9,200	56,028
Belo Corp. Class A	25,800	353,460
Big 5 Sporting Goods Corp.	4,219	67,842
Biglari Holdings Inc. (a)	362	149,387
BJ’s Restaurants Inc. (a)	6,249	179,471
Black Diamond Inc. (a)	5,339	64,922
Bloomin’ Brands Inc. (a)	13,741	324,425
Blue Nile Inc. (a)	3,056	125,082
Blyth Inc.	2,072	28,656
Bob Evans Farms Inc.	6,945	397,740
Body Central Corp. (a)	4,070	24,827
Bon-Ton Stores Inc., The	3,408	35,954
Boyd Gaming Corp. (a)	17,217	243,621
Bravo Brio Restaurant Group Inc. (a)	4,815	72,706
Bridgepoint Education Inc. (a)	4,447	80,224
Bright Horizons Family Solutions Inc. (a)	2,963	106,164
Brown Shoe Company Inc.	10,605	248,899
Brunswick Corp.	22,600	901,966
Buckle Inc., The	6,849	370,188
Buffalo Wild Wings Inc. (a)	4,696	522,289
Caesars Entertainment Corp. (a)	9,200	181,332
Callaway Golf Co.	17,714	126,124
Capella Education Co. (a)	2,729	154,352
Career Education Corp. (a)	13,100	36,156
Carmike Cinemas Inc. (a)	4,500	99,360
Carriage Services Inc.	4,000	77,600
Carrols Restaurant Group Inc. (a)	5,900	35,990
Cato Corp. Class A	6,944	194,293
Cavco Industries Inc. (a)	1,742	99,207
CEC Entertainment Inc.	4,406	202,059
Central European Media Enterprises Ltd. Class A (a)	19,051	100,399
Cheesecake Factory Inc., The	13,289	584,052
Children’s Place Retail Stores Inc., The (a)	5,756	333,042
Christopher & Banks Corp. (a)	9,000	64,890
Churchill Downs Inc.	3,445	298,061
Chuy’s Holdings Inc. (a)	3,992	143,273
Citi Trends Inc. (a)	3,800	66,424

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
ClubCorp Holdings Inc. (a)	641	$9,827
Columbia Sportswear Co.	3,148	189,604
Conn’s Inc. (a)	5,592	279,824
Cooper Tire & Rubber Co.	15,850	488,180
Core-Mark Holding Co. Inc.	2,828	187,892
Corinthian Colleges Inc. (a)	19,116	41,864
Cracker Barrel Old Country Store Inc.	4,882	504,018
Crocs Inc. (a)	21,800	296,698
Crown Media Holdings Inc. (a)	7,162	22,059
CSS Industries Inc.	2,118	50,853
Culp Inc.	2,200	41,162
Cumulus Media Inc. Class A (a)	18,689	99,052
Daily Journal Corp. (a)	200	29,398
Dana Holding Corp.	36,484	833,295
Del Frisco’s Restaurant Group Inc. (a)	2,663	53,713
Denny’s Corp. (a)	23,453	143,532
Destination Maternity Corp.	3,400	108,120
Destination XL Group Inc. (a)	10,474	67,767
Dex Media Inc. (a)	4,300	34,959
Diamond Resorts International Inc. (a)	4,425	83,234
Digital Generation Inc. (a)	5,597	72,369
DineEquity Inc.	4,075	281,175
Diversified Restaurant Holdings Inc. (a)	2,700	17,712
Dorman Products Inc.	6,200	307,210
Drew Industries Inc.	5,719	260,443
E.W. Scripps Co Class A (a)	7,590	139,276
Education Management Corp. (a)	5,200	47,424
Einstein Noah Restaurant Group Inc.	1,400	24,248
Entercom Communications Corp. Class A (a)	5,869	51,530
Entravision Communications Corp. Class A	13,745	81,096
Ethan Allen Interiors Inc.	6,122	170,620
EveryWare Global Inc. (a)	2,500	28,500
Express Inc. (a)	21,162	499,212
Federal-Mogul Corp. (a)	4,700	78,913
Fiesta Restaurant Group Inc. (a)	4,900	184,534
Fifth & Pacific Companies Inc. (a)	29,652	745,155
Finish Line Inc. Class A, The	12,206	303,563
Five Below Inc. (a)	8,190	358,312
Flexsteel Industries Inc.	1,100	27,467
Fox Factory Holding Corp. (a)	2,447	47,154
Francesca’s Holdings Corp. (a)	10,960	204,294
Fred’s Inc. Class A	8,840	138,346
Fuel Systems Solutions Inc. (a)	3,754	73,804
Genesco Inc. (a)	5,932	389,021
Gentherm Inc. (a)	8,300	158,364
G-III Apparel Group Ltd. (a)	4,271	233,154
Global Sources Ltd. (a)	4,764	35,349
Gordmans Stores Inc.	2,200	24,750
Grand Canyon Education Inc. (a)	11,333	456,493
Gray Television Inc. (a)	12,500	98,125
Group 1 Automotive Inc.	5,349	415,510
Harte-Hanks Inc.	10,900	96,247
Haverty Furniture Companies Inc.	5,035	123,509
Helen of Troy Ltd. (a)	7,979	352,672

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Hemisphere Media Group Inc. (a)	2,100	$24,675
hhgregg Inc. (a)	3,114	55,772
Hibbett Sports Inc. (a)	6,412	360,034
Hillenbrand Inc.	13,553	370,946
Hooker Furniture Corp.	2,700	40,365
Hovnanian Enterprises Inc. Class A (a)	28,124	147,089
HSN Inc.	8,400	450,408
Iconix Brand Group Inc. (a)	14,283	474,481
Ignite Restaurant Group Inc. (a)	1,700	26,384
International Speedway Corp. Class A	6,985	225,616
Interval Leisure Group Inc.	9,700	229,211
iRobot Corp. (a)	7,100	267,457
Isle of Capri Casinos Inc. (a)	5,109	38,624
ITT Educational Services Inc. (a)	5,800	179,800
Jack in the Box Inc. (a)	11,029	441,160
JAKKS Pacific Inc.	4,527	20,326
Jamba Inc. (a)	4,295	57,467
Johnson Outdoors Inc. Class A (a)	1,230	32,989
Jones Group Inc., The	19,857	298,054
Jos. A. Bank Clothiers Inc. (a)	7,055	310,138
Journal Communications Inc. Class A (a)	11,342	96,974
JTH Holding Inc. Class A (a)	1,200	22,740
K12 Inc. (a)	6,773	209,150
KB Home	20,715	373,284
Kirkland’s Inc. (a)	3,700	68,228
Krispy Kreme Doughnuts Inc. (a)	16,306	315,358
La-Z-Boy Inc.	13,122	298,001
Leapfrog Enterprises Inc. (a)	15,820	149,024
Libbey Inc. (a)	5,323	126,581
Life Time Fitness Inc. (a)	10,678	549,597
LifeLock Inc. (a)	15,100	223,933
Lifetime Brands Inc.	2,381	36,405
Lincoln Educational Services Corp.	5,600	25,816
Lithia Motors Inc. Class A	5,439	396,829
Live Nation Entertainment Inc. (a)	34,853	646,523
Loral Space & Communications Inc.	3,200	216,736
Luby’s Inc. (a)	4,712	33,832
Lumber Liquidators Holdings Inc. (a)	6,874	733,112
M.D.C. Holdings Inc.	9,647	289,506
M/I Homes Inc. (a)	6,065	125,060
Mac-Gray Corp.	2,800	40,768
Maidenform Brands Inc. (a)	5,800	136,242
Marcus Corp.	4,337	63,017
Marine Products Corp.	2,692	24,443
MarineMax Inc. (a)	5,531	67,478
Marriott Vacations Worldwide Corp. (a)	7,200	316,800
Martha Stewart Living Omnimedia Inc. Class A (a)	6,778	15,589
Matthews International Corp.	6,908	263,057
Mattress Firm Holding Corp. (a)	3,300	104,940
McClatchy Co. Class A, The (a)	14,927	44,781
MDC Partners Inc. Class A	6,183	173,000
Media General Inc. Class A (a)	4,900	69,874
Men’s Wearhouse Inc., The	12,458	424,195
Meredith Corp.	8,888	423,247
Meritage Homes Corp. (a)	9,000	386,550

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Modine Manufacturing Co. (a)	11,520	$168,538
Monarch Casino & Resort Inc. (a)	1,966	37,315
Monro Muffler Brake Inc.	7,802	362,715
Morgans Hotel Group Co. (a)	6,586	50,646
Movado Group Inc.	4,339	189,831
Multimedia Games Holding Company Inc. (a)	7,300	252,215
NACCO Industries Inc. Class A	1,148	63,622
Nathan’s Famous Inc. (a)	700	36,946
National CineMedia Inc.	14,172	267,284
Nautilus Inc. (a)	7,700	55,594
New York & Co. Inc. (a)	7,819	45,194
New York Times Co. Class A, The (a)	32,052	402,894
Nexstar Broadcasting Group Inc. Class A	7,284	324,174
Noodles & Company (a)	1,529	65,533
NutriSystem Inc.	7,407	106,513
Office Depot Inc. (a)	61,139	295,301
OfficeMax Inc.	21,700	277,543
Orbitz Worldwide Inc. (a)	6,215	59,850
Orient-Express Hotels Ltd. Class A (a)	23,703	307,665
Outerwall Inc. (a)	6,999	349,880
Overstock.com Inc. (a)	2,899	86,013
Oxford Industries Inc.	3,347	227,529
Pacific Sunwear of California Inc. (a)	11,400	34,200
Papa John’s International Inc.	3,949	275,956
Penske Automotive Group Inc.	10,629	454,177
Pep Boys-Manny, Moe & Jack, The (a)	13,227	164,941
Perry Ellis International Inc.	3,140	59,158
PetMed Express Inc.	5,300	86,337
Pier 1 Imports Inc.	23,511	458,935
Pinnacle Entertainment Inc. (a)	14,248	356,912
Pool Corp.	11,596	650,883
Quiksilver Inc. (a)	32,600	229,178
R.G. Barry Corp.	2,681	50,698
RadioShack Corp. (a)	25,300	86,273
ReachLocal Inc. (a)	2,409	28,691
Reading International Inc. Class A (a)	4,300	28,251
Red Robin Gourmet Burgers Inc. (a)	3,474	247,001
Regis Corp.	11,875	174,325
Remy International Inc.	3,500	70,840
Rent-A-Center Inc.	13,228	503,987
Rentrak Corp. (a)	2,500	81,550
Restoration Hardware Holdings Inc. (a)	4,400	278,740
RetailMeNot Inc. (a)	2,332	82,949
Ruby Tuesday Inc. (a)	14,711	110,332
Rue21 Inc. (a)	3,677	148,330
Ruth’s Hospitality Group Inc.	9,085	107,748
Ryland Group Inc., The	11,489	465,764
Saga Communications Inc. Class A	1,196	53,078
Saks Inc. (a)	26,030	414,918
Salem Communications Corp. Class A	2,600	21,528
Scholastic Corp.	6,491	185,967
Scientific Games Corp. Class A (a)	11,846	191,550
Sears Hometown and Outlet Stores Inc. (a)	2,100	66,675
Select Comfort Corp. (a)	13,853	337,321

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
SHFL entertainment Inc. (a)	13,978	$321,494
Shiloh Industries Inc.	1,370	17,947
Shoe Carnival Inc.	3,625	97,911
Shutterfly Inc. (a)	9,500	530,860
Sinclair Broadcast Group Inc. Class A	17,013	570,276
Skechers U.S.A. Inc. Class A (a)	9,549	297,069
Skullcandy Inc. (a)	4,066	25,128
Smith & Wesson Holding Corp. (a)	15,539	170,774
Sonic Automotive Inc.	9,597	228,409
Sonic Corp. (a)	14,246	252,866
Sotheby’s	16,897	830,150
Spartan Motors Inc.	8,300	50,381
Speedway Motorsports Inc.	2,854	51,087
Stage Stores Inc.	8,207	157,574
Standard Motor Products Inc.	5,000	160,800
Standard Pacific Corp. (a)	36,800	291,088
Stein Mart Inc.	7,123	97,728
Steiner Leisure Ltd. (a)	3,652	213,386
Steven Madden Ltd. (a)	9,927	534,370
Stewart Enterprises Inc.	18,054	237,230
Stock Building Supply Holdings Inc. (a)	1,998	26,254
Stoneridge Inc. (a)	6,800	73,508
Strayer Education Inc.	2,720	112,934
Sturm, Ruger & Company Inc.	4,900	306,887
Superior Industries International Inc.	5,941	105,928
Systemax Inc.	2,500	23,175
Tenneco Inc. (a)	15,113	763,206
Texas Roadhouse Inc. Class A	15,504	407,445
Tile Shop Holdings Inc., The (a)	4,600	135,654
Tilly’s Inc. Class A (a)	2,300	33,373
Tower International Inc. (a)	1,495	29,885
Town Sports International Holdings Inc.	5,911	76,725
Trans World Entertainment Corp.	2,600	12,038
Tri Pointe Homes Inc. (a)	3,954	58,045
Tuesday Morning Corp. (a)	10,689	163,221
Tumi Holdings Inc. (a)	11,838	238,536
UCP Inc. Class A (a)	1,924	28,552
Unifi Inc. (a)	3,900	91,104
Universal Electronics Inc. (a)	3,712	133,743
Universal Technical Institute Inc.	5,681	68,911
Vail Resorts Inc.	8,926	619,286
Valassis Communications Inc.	9,590	276,959
ValueVision Media Inc. Class A (a)	9,700	42,195
Vera Bradley Inc. (a)	5,547	114,046
Vitacost.com Inc. (a)	5,600	47,600
Vitamin Shoppe Inc. (a)	7,623	333,506
VOXX International Corp. (a)	4,804	65,815
WCI Communities Inc. (a)	1,693	29,221
West Marine Inc. (a)	4,000	48,800
Wet Seal Inc. Class A (a)	22,624	88,912
Weyco Group Inc.	1,700	48,144
William Lyon Homes Class A (a)	3,400	69,088
Winmark Corp.	575	42,383
Winnebago Industries Inc. (a)	7,019	182,213
WMS Industries Inc. (a)	13,600	352,920

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Wolverine World Wide Inc.	12,415	$722,925
World Wrestling Entertainment Inc.	7,095	72,156
Zagg Inc. (a)	8,016	36,072
Zale Corp. (a)	8,100	123,120
Zumiez Inc. (a)	5,266	144,999

		53,522,600

Consumer Staples (3.86%)
Alico Inc.	685	28,201
Alliance One International Inc. (a)	22,744	66,185
Andersons Inc., The	4,540	317,346
Annie’s Inc. (a)	3,400	166,940
Arden Group Inc. Class A	300	39,000
B&G Foods Inc. Class A	13,249	457,753
Boston Beer Co. Inc. (a)	2,080	507,957
Boulder Brands Inc. (a)	14,600	234,184
Calavo Growers Inc.	3,100	93,744
Cal-Maine Foods Inc.	3,700	177,970
Casey’s General Stores Inc.	9,600	705,600
Central Garden & Pet Co. (a)	10,673	73,110
Chefs’ Warehouse Inc., The (a)	3,400	78,540
Chiquita Brands International Inc. (a)	11,405	144,387
Coca-Cola Bottling Co. Consolidated	1,155	72,326
Craft Brew Alliance Inc. (a)	2,569	34,527
Darling International Inc. (a)	29,237	618,655
Diamond Foods Inc. (a)	5,400	127,332
Dole Food Company Inc. (a)	12,768	173,900
Elizabeth Arden Inc. (a)	6,403	236,399
Fairway Group Holdings Corp. (a)	3,894	99,531
Farmer Brothers Co. (a)	1,231	18,539
Female Health Co., The	5,300	52,311
Fresh Del Monte Produce Inc.	9,400	278,992
Griffin Land & Nurseries Inc.	800	25,680
Hain Celestial Group Inc., The (a)	9,554	736,804
Harbinger Group Inc. (a)	8,127	84,277
Harris Teeter Supermarkets Inc.	12,290	604,545
Ingles Markets Inc.	3,305	94,953
Inter Parfums Inc.	4,216	126,438
Inventure Foods Inc. (a)	3,300	34,650
J&J Snack Foods Corp.	3,742	302,054
John B. Sanfilippo & Son Inc.	2,000	46,380
Lancaster Colony Corp.	4,614	361,230
Lifevantage Corp. (a)	28,000	66,640
Lifeway Foods Inc.	1,100	14,861
Limoneira Co.	2,567	65,921
Medifast Inc. (a)	3,531	94,949
Nash Finch Co.	3,012	79,547
National Beverage Corp.	2,580	46,079
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	87,419
Nature’s Sunshine Products Inc.	2,767	52,767
Nutraceutical International Corp.	2,000	47,480
Oil-Dri Corporation of America	1,200	40,488
Omega Protein Corp. (a)	4,780	48,613
Orchids Paper Products Co.	1,500	41,505
Pantry Inc., The (a)	5,739	63,588

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Pilgrim’s Pride Corp. (a)	14,966	$251,279
Post Holdings Inc. (a)	8,100	326,997
Prestige Brands Holdings Inc. (a)	12,848	386,982
PriceSmart Inc.	4,700	447,628
Revlon Inc. Class A (a)	2,700	74,979
Rite Aid Corp. (a)	181,443	863,669
Roundy’s Inc.	6,259	53,827
Sanderson Farms Inc.	5,745	374,804
Seaboard Corp.	73	200,604
Seneca Foods Corp. Class A (a)	2,101	63,219
Snyders-Lance Inc.	11,858	342,103
Spartan Stores Inc.	5,652	124,683
Spectrum Brands Holdings Inc.	5,290	348,294
Star Scientific Inc. (a)	43,800	83,658
SUPERVALU Inc. (a)	50,500	415,615
Susser Holdings Corp. (a)	4,500	239,175
Synutra International Inc. (a)	4,500	23,850
Tootsie Roll Industries Inc.	4,878	150,340
TreeHouse Foods Inc. (a)	9,067	605,948
United Natural Foods Inc. (a)	12,246	823,176
Universal Corp.	5,805	295,649
USANA Health Sciences Inc. (a)	1,474	127,928
Vector Group Ltd.	15,620	251,482
Village Super Market Inc. Class A	1,528	58,095
WD-40 Co.	3,862	250,643
Weis Markets Inc.	2,796	136,836

		15,291,760

Energy (5.50%)
Abraxas Petroleum Corp. (a)	20,468	52,603
Adams Resources & Energy Inc.	500	27,755
Alon USA Energy Inc.	5,700	58,199
Alpha Natural Resources Inc. (a)	54,800	326,608
Amyris Inc. (a)	7,682	17,745
Apco Oil and Gas International Inc. (a)	2,300	32,798
Approach Resources Inc. (a)	8,792	231,054
Arch Coal Inc.	53,800	221,118
Athlon Energy Inc. (a)	4,508	147,412
Basic Energy Services Inc. (a)	7,100	89,744
Berry Petroleum Co.	13,040	562,415
Bill Barrett Corp. (a)	12,174	305,689
Bolt Technology Corp.	2,200	39,710
Bonanza Creek Energy Inc. (a)	7,300	352,298
BPZ Resources Inc. (a)	30,800	60,060
Bristow Group Inc.	8,923	649,237
C&J Energy Services Inc. (a)	11,329	227,486
Cal Dive International Inc. (a)	23,514	48,204
Callon Petroleum Co. (a)	9,694	53,026
CARBO Ceramics Inc.	4,900	485,639
Carrizo Oil & Gas Inc. (a)	10,090	376,458
Clayton Williams Energy Inc. (a)	1,449	76,029
Clean Energy Fuels Corp. (a)	16,755	214,129
Cloud Peak Energy Inc. (a)	15,187	222,793
Comstock Resources Inc.	11,772	187,293
Contango Oil & Gas Co.	3,300	121,275
Crimson Exploration Inc. (a)	5,419	16,311
Crosstex Energy Inc.	11,819	246,899

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Dawson Geophysical Co. (a)	2,000	$64,940
Delek US Holdings Inc.	9,200	194,028
Diamondback Energy Inc. (a)	4,400	187,616
Emerald Oil Inc. (a)	9,048	65,055
Endeavour International Corp. (a)	11,431	61,156
Energy XXI (Bermuda) Ltd.	19,693	594,729
EPL Oil & Gas Inc. (a)	7,425	275,542
Equal Energy Ltd.	8,700	40,977
Era Group Inc. (a)	5,000	135,900
Evolution Petroleum Corp. (a)	3,936	44,319
EXCO Resources Inc.	33,700	227,138
Exterran Holdings Inc. (a)	14,206	391,659
Forest Oil Corp. (a)	29,900	182,390
Forum Energy Technologies Inc. (a)	9,757	263,537
Frontline Ltd. (a)	12,714	33,692
FX Energy Inc. (a)	12,900	44,376
GasLog Ltd.	6,000	89,580
Gastar Exploration Ltd. (a)	14,162	55,940
Geospace Technologies Corp. (a)	3,200	269,760
Global Geophysical Services Inc. (a)	6,554	17,761
Goodrich Petroleum Corp. (a)	6,753	164,030
Green Plains Renewable Energy Inc.	6,400	102,720
Gulf Island Fabrication Inc.	3,482	85,344
GulfMark Offshore Inc. Class A	6,599	335,823
Halcon Resources Corp. (a)	57,395	254,260
Hallador Energy Co.	1,737	12,680
Helix Energy Solutions Group Inc. (a)	26,294	667,079
Hercules Offshore Inc. (a)	40,157	295,957
Hornbeck Offshore Services Inc. (a)	8,934	513,169
ION Geophysical Corp. (a)	32,713	170,108
Isramco Inc. (a)	272	33,714
Jones Energy Inc. Class A (a)	1,959	32,147
Key Energy Services Inc. (a)	38,305	279,243
KiOR Inc. Class A (a)	10,854	30,608
Knightsbridge Tankers Ltd.	6,286	63,929
Kodiak Oil & Gas Corp. (a)	65,809	793,657
L&L Energy Inc. (a)	7,400	9,398
Magnum Hunter Resources Corp. (a)	42,679	263,329
Magnum Hunter Resources Corp. Warrants (a) (b)	4,267	0
Matador Resources Co. (a)	14,445	235,887
Matrix Service Co. (a)	6,700	131,454
Midstates Petroleum Company Inc. (a)	8,176	41,943
Miller Energy Resources Inc. (a)	7,630	55,394
Mitcham Industries Inc. (a)	3,269	49,983
Natural Gas Services Group (a)	3,100	83,142
Newpark Resources Inc. (a)	21,357	270,380
Nordic American Tankers Ltd.	16,872	139,025
Northern Oil and Gas Inc. (a)	16,095	232,251
Nuverra Environmental Solutions Inc. (a)	35,800	81,982
Panhandle Oil & Gas Inc.	1,763	49,858
Parker Drilling Co. (a)	29,921	170,550
PDC Energy Inc. (a)	8,823	525,321
Penn Virginia Corp. (a)	13,634	90,666
Petroquest Energy Inc. (a)	14,265	57,203
PHI Inc. (a)	3,200	120,672

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Pioneer Energy Services Corp. (a)	16,064	$120,641
Quicksilver Resources Inc. (a)	29,800	58,706
Renewable Energy Group Inc. (a)	5,200	78,780
Rentech Inc.	56,994	112,848
Resolute Energy Corp. (a)	16,723	139,804
REX American Resources Corp. (a)	1,500	46,110
Rex Energy Corp. (a)	11,100	247,530
RigNet Inc. (a)	3,100	112,282
Rosetta Resources Inc. (a)	15,255	830,787
Sanchez Energy Corp. (a)	9,451	249,601
Scorpio Tankers Inc.	45,762	446,637
SEACOR Holdings Inc.	4,900	443,156
SemGroup Corp. Class A	10,364	590,955
Ship Finance International Ltd.	13,885	212,024
Solazyme Inc. (a)	11,846	127,581
Stone Energy Corp. (a)	12,574	407,775
Swift Energy Co. (a)	10,920	124,706
Synergy Resources Corp. (a)	12,592	122,772
Targa Resources Corp.	8,164	595,645
Teekay Tankers Ltd. Class A	15,994	41,904
Tesco Corp. (a)	7,523	124,656
TETRA Technologies Inc. (a)	19,200	240,576
TGC Industries Inc.	3,885	30,653
Triangle Petroleum Corp. (a)	16,879	165,752
Uranium Energy Corp. (a)	21,500	48,375
Ur-Energy Inc. (a)	30,100	34,916
VAALCO Energy Inc. (a)	14,700	82,026
Vantage Drilling Co. (a)	48,636	84,140
W&T Offshore Inc.	8,600	152,392
Warren Resources Inc. (a)	18,346	53,754
Western Refining Inc.	13,481	404,969
Westmoreland Coal Co. (a)	3,267	43,059
Willbros Group Inc. (a)	9,700	89,046
ZaZa Energy Corp. (a)	6,300	7,245

		21,804,791

Financials (20.60%)
1st Source Corp.	3,827	103,023
1st United Bancorp Inc.	6,800	49,844
Acadia Realty Trust	13,830	341,324
Access National Corp.	1,900	27,094
AG Mortgage Investment Trust Inc.	6,760	112,351
Agree Realty Corp.	3,320	100,198
Alexander & Baldwin Inc. (a)	10,700	385,414
Alexander’s Inc.	519	148,496
Altisource Residential Corp.	6,200	142,476
Ambac Financial Group Inc. (a)	11,200	203,168
American Assets Trust Inc.	8,347	254,667
American Capital Mortgage Investment Corp.	14,795	292,349
American Equity Investment Life Holding Co.	15,942	338,289
American National Bankshares Inc.	2,000	46,400
American Realty Capital Properties Inc.	38,330	467,626
American Residential Properties Inc. (a)	3,627	63,871

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Safety Insurance Holdings Ltd. (a)	2,476	$74,775
Ameris Bancorp (a)	6,127	112,614
Amerisafe Inc.	4,500	159,795
Ames National Corp.	2,200	50,094
Amreit Inc. Class B	4,000	69,400
AmTrust Financial Services Inc.	7,711	301,192
Anworth Mortgage Asset Corp.	36,343	175,537
Apollo Commercial Real Estate Finance Inc.	9,162	139,904
Apollo Residential Mortgage Inc.	7,788	113,627
Ares Commercial Real Estate Corp.	5,310	66,003
Argo Group International Holdings Ltd.	6,734	288,754
Arlington Asset Investment Corp. Class A	3,903	92,813
Armada Hoffler Properties Inc.	4,700	46,577
Armour Residential REIT Inc.	93,839	394,124
Arrow Financial Corp.	2,614	66,683
Ashford Hospitality Trust Inc.	15,250	188,185
Associated Estates Realty Corp.	14,278	212,885
Astoria Financial Corp.	21,600	268,704
AV Homes Inc. (a)	2,348	40,996
Aviv REIT Inc.	2,900	66,120
Baldwin & Lyons Inc.	2,311	56,342
Banc of California Inc.	4,051	56,025
BancFirst Corp.	1,848	99,921
Banco Latinoamericano de Comercio Exterior SA	7,400	184,408
Bancorp Inc., The (a)	8,172	144,808
BancorpSouth Inc.	23,461	467,812
Bank Mutual Corp.	11,919	74,732
Bank of Kentucky Financial Corp., The	1,425	38,917
Bank of Marin Bancorp	1,400	58,170
Bank of the Ozarks Inc.	7,736	371,251
BankFinancial Corp.	5,403	48,195
Banner Corp.	4,765	181,832
Bar Harbor Bankshares	1,000	36,790
BBCN Bancorp Inc.	19,732	271,512
BBX Capital Corp. Class A (a)	1,800	25,866
Beneficial Mutual Bancorp Inc. (a)	8,145	81,206
Berkshire Hills Bancorp Inc.	6,236	156,586
BGC Partners Inc. Class A	31,501	177,981
BNC Bancorp	4,500	60,030
BofI Holding Inc. (a)	3,034	196,785
Boston Private Financial Holdings Inc.	20,151	223,676
Bridge Bancorp Inc.	2,185	46,978
Bridge Capital Holdings (a)	2,253	38,256
Brookline Bancorp Inc.	17,892	168,364
Bryn Mawr Bank Corp.	3,300	89,001
C&F Financial Corp.	800	38,720
Calamos Asset Management Inc. Class A	4,651	46,463
California First National Bancorp	800	13,656
Camden National Corp.	2,000	81,800
Campus Crest Communities Inc.	16,178	174,722

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capital Bank Financial Corp. Class A (a)	6,200	$136,090
Capital City Bank Group Inc. (a)	2,998	35,316
Capitol Federal Financial Inc.	36,900	458,667
CapLease Inc.	22,276	189,123
Capstead Mortgage Corp.	23,794	280,055
Cardinal Financial Corp.	7,567	125,083
Cascade Bancorp (a)	1,473	8,588
Cash America International Inc.	7,080	320,582
Cathay General Bancorp	19,546	456,790
Cedar Realty Trust Inc.	17,975	93,110
Center Bancorp Inc.	2,986	42,521
Centerstate Banks Inc.	7,324	70,896
Central Pacific Financial Corp.	5,494	97,244
Century Bancorp Inc. Class A	809	26,964
Chambers Street Properties	58,598	514,490
Charter Financial Corp.	5,663	61,160
Chatham Lodging Trust	5,589	99,820
Chemical Financial Corp.	6,756	188,628
Chemung Financial Corp.	900	31,167
Chesapeake Lodging Trust	12,183	286,788
CIFC Corp.	1,677	13,232
Citizens & Northern Corp.	3,100	61,814
Citizens Inc. (a)	10,800	93,312
City Holding Co.	3,968	171,576
Clifton Savings Bancorp Inc.	2,225	27,568
CNB Financial Corp.	3,000	51,150
CNO Financial Group Inc.	55,307	796,421
CoBiz Financial Inc.	8,474	81,859
Cohen & Steers Inc.	4,634	163,627
Colonial Properties Trust	21,861	491,654
Colony Financial Inc.	16,204	323,756
Columbia Banking System Inc.	12,786	315,814
Community Bank System Inc.	10,036	342,428
Community Trust Bancorp Inc.	3,487	141,537
CommunityOne Bancorp (a)	2,500	24,700
ConnectOne Bancorp Inc. (a)	437	15,343
Consolidated-Tomoka Land Co.	1,442	55,503
Consumer Portfolio Services Inc. (a)	4,200	24,906
Coresite Realty Corp.	5,054	171,533
Cousins Properties Inc.	41,674	428,825
Cowen Group Inc. Class A (a)	25,279	87,213
Crawford & Co. Class B	6,776	65,727
Credit Acceptance Corp. (a)	1,724	191,036
CU Bancorp (a)	2,300	41,975
CubeSmart	33,055	589,701
Customers Bancorp Inc. (a)	5,000	80,500
CVB Financial Corp.	23,063	311,812
CyrusOne Inc.	4,766	90,459
CYS Investments Inc.	43,101	350,411
DCT Industrial Trust Inc.	72,324	520,010
DFC Global Corp. (a)	10,078	110,757
Diamond Hill Investment Group	700	74,865
DiamondRock Hospitality Co.	48,651	519,106
Dime Community Bancshares	7,669	127,689
Donegal Group Inc.	1,869	26,147
Doral Financial Corp. (a)	1,558	29,727

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
DuPont Fabros Technology Inc.	15,540	$400,466
Dynex Capital Inc.	13,301	116,650
Eagle Bancorp Inc. (a)	5,620	158,990
Eastern Insurance Holdings Inc.	1,700	41,497
EastGroup Properties Inc.	7,567	448,042
Education Realty Trust Inc.	28,564	259,932
eHealth Inc. (a)	4,800	154,848
Ellington Residential Mortgage REIT	1,795	27,589
EMC Insurance Group Inc.	981	29,607
Employers Holdings Inc.	7,700	228,998
Encore Capital Group Inc. (a)	5,800	265,988
Enstar Group Ltd. (a)	2,400	327,840
Enterprise Bancorp Inc.	1,937	36,629
Enterprise Financial Services Corp.	4,776	80,141
EPR Properties	11,621	566,408
Equity One Inc.	14,995	327,791
ESB Financial Corp.	3,048	38,862
ESSA Bancorp Inc.	2,000	20,833
EverBank Financial Corp.	19,981	299,315
Evercore Partners Inc. Class A	7,800	383,994
Excel Trust Inc.	11,921	143,052
EZCORP Inc. Class A (a)	12,700	214,376
F.N.B. Corp.	36,061	437,420
Farmers Capital Bank Corp. (a)	1,900	41,534
FBL Financial Group Inc. Class A	2,198	98,690
FBR & Co. (a)	2,200	58,982
Federal Agricultural Mortgage Corp. Class C	2,404	80,246
FelCor Lodging Trust Inc. (a)	30,418	187,375
Fidelity Southern Corp.	2,522	38,687
Financial Engines Inc.	12,214	726,000
Financial Institutions Inc.	3,400	69,564
First American Financial Corp.	26,967	656,646
First Bancorp (North Carolina)	4,903	70,848
First BanCorp (Puerto Rico) (a)	17,800	101,104
First Bancorp Inc.	2,362	39,634
First Busey Corp.	17,079	88,982
First Cash Financial Services Inc. (a)	7,314	423,846
First Commonwealth Financial Corp.	24,134	183,177
First Community Bancshares Inc.	4,523	73,951
First Connecticut Bancorp Inc.	4,394	64,592
First Defiance Financial Corp.	2,394	55,996
First Federal Bancshares of Arkansas Inc. (a)	900	8,415
First Financial Bancorp	14,341	217,553
First Financial Bankshares Inc.	7,752	455,973
First Financial Corp. Indiana	2,799	88,364
First Financial Holdings Inc.	5,911	326,051
First Financial Northwest Inc.	4,100	42,763
First Industrial Realty Trust Inc.	26,998	439,257
First Interstate BancSystem Inc.	4,357	105,222
First Marblehead Corp., The (a)	22,700	18,614
First Merchants Corp.	7,206	124,880
First Midwest Bancorp Inc.	18,651	281,817
First NBC Bank Holding Co. (a)	1,000	24,380
First of Long Island Corp., The	2,100	81,585
First Potomac Realty Trust	14,472	181,913

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Security Group Inc. (a)	15,500	$32,240
FirstMerit Corp.	41,197	894,387
Flagstar Bancorp Inc. (a)	4,900	72,324
Flushing Financial Corp.	7,597	140,165
Forestar Group Inc. (a)	8,700	187,311
Fortegra Financial Corp. (a)	1,400	11,914
Fox Chase Bancorp	2,983	51,904
Franklin Financial Corp.	2,632	49,903
Franklin Street Properties Corp.	22,638	288,408
FXCM Inc. Class A	9,062	178,974
Gain Capital Holdings Inc.	2,500	31,475
GAMCO Investors Inc.	1,400	106,302
Geo Group Inc., The	17,852	593,579
German American Bancorp Inc.	3,100	78,182
Getty Realty Corp.	6,394	124,235
GFI Group Inc.	18,256	72,111
Glacier Bancorp Inc.	17,844	440,925
Gladstone Commercial Corp.	2,900	52,084
Glimcher Realty Trust	36,186	352,814
Global Indemnity PLC (a)	2,318	59,016
Government Properties Income Trust	13,640	326,405
Gramercy Property Trust Inc. (a)	14,800	61,420
Great Southern Bancorp Inc.	2,467	69,643
Green Dot Corp. Class A (a)	6,600	173,778
Greenhill & Co. Inc.	7,000	349,160
Greenlight Capital Re Ltd. Class A (a)	7,103	202,009
Guaranty Bancorp	3,860	52,843
Hallmark Financial Services Inc. (a)	3,700	32,819
Hampton Roads Bankshares Inc. (a)	8,300	11,786
Hancock Holding Co.	21,130	663,059
Hanmi Financial Corp.	7,852	130,108
Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,600	41,040
HCI Group Inc.	2,400	98,016
Health Insurance Innovations Inc. Class A (a)	1,113	13,300
Healthcare Realty Trust Inc.	23,791	549,810
Heartland Financial USA Inc.	3,643	101,494
Heritage Commerce Corp.	5,133	39,267
Heritage Financial Corp.	3,900	60,528
Heritage Oaks Bancorp (a)	5,100	32,640
Hersha Hospitality Trust	50,439	281,954
HFF Inc. Class A	8,237	206,337
Highwoods Properties Inc.	22,266	786,212
Hilltop Holdings Inc. (a)	15,388	284,678
Hingham Institution for Savings	300	20,973
Home Bancorp Inc. (a)	1,800	32,508
Home Bancshares Inc.	11,316	343,667
Home Federal Bancorp Inc.	3,500	44,030
Home Loan Servicing Solutions Ltd.	17,633	388,102
HomeStreet Inc.	3,200	61,760
HomeTrust Bancshares Inc. (a)	5,339	88,094
Horace Mann Educators Corp.	10,002	283,857
Horizon Bancorp	2,100	49,035
Horizon Technology Finance Corp.	2,100	27,972
Hudson Pacific Properties Inc.	10,793	209,924

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Hudson Valley Holding Corp.	3,852	$72,341
IBERIABANK Corp.	7,277	377,458
ICG Group Inc. (a)	9,421	133,684
Imperial Holdings Inc. (a)	4,300	27,219
Independence Holding Co.	1,974	28,189
Independent Bank Corp.	5,610	200,277
Independent Bank Group Inc.	900	32,400
Infinity Property & Casualty Corp.	2,886	186,436
Inland Real Estate Corp.	21,217	217,050
International Bancshares Corp.	13,450	290,924
Intervest Bancshares Corp. Class A (a)	4,500	35,685
INTL FCStone Inc. (a)	3,527	72,127
Invesco Mortgage Capital	33,482	515,288
Investment Technology Group Inc. (a)	9,012	141,669
Investors Bancorp Inc.	11,529	252,255
Investors Real Estate Trust	24,548	202,521
Investors Title Co.	300	22,530
iStar Financial Inc. (a)	20,800	250,432
Janus Capital Group Inc.	37,000	314,870
JAVELIN Mortgage Investment Corp.	3,269	38,672
JMP Group Inc.	3,514	21,752
Kansas City Life Insurance Co.	1,057	46,741
KCG Holdings Inc. Class A (a)	15,967	138,434
Kearny Financial Corp. (a)	3,206	32,765
Kennedy-Wilson Holdings Inc.	12,975	240,816
Kite Realty Group Trust	22,729	134,783
Ladenburg Thalmann Financial Services Inc. (a)	26,630	48,200
Lakeland Bancorp Inc.	7,540	84,825
Lakeland Financial Corp.	4,232	138,175
LaSalle Hotel Properties	23,548	671,589
LCNB Corp.	1,500	29,385
Lexington Realty Trust	41,969	471,312
LTC Properties Inc.	8,703	330,540
Macatawa Bank Corp. (a)	5,900	31,742
Maiden Holdings Ltd.	12,700	149,987
MainSource Financial Group Inc.	5,161	78,396
Manning & Napier Inc.	3,577	59,664
MarketAxess Holdings Inc.	9,251	555,430
Marlin Business Services Corp.	2,159	53,889
MB Financial Inc.	13,567	383,132
Meadowbrook Insurance Group Inc.	12,962	84,253
Medical Properties Trust Inc.	40,038	487,262
Mercantile Bank Corp.	2,200	47,916
Merchants Bancshares Inc.	1,308	37,867
Meridian Interstate Bancorp Inc. (a)	2,126	46,326
Meta Financial Group Inc.	1,400	53,200
Metro Bancorp Inc. (a)	3,600	75,636
MetroCorp Bancshares Inc.	4,000	55,040
MGIC Investment Corp. (a)	80,651	587,139
Middleburg Financial Corp.	1,400	26,992
MidSouth Bancorp Inc.	1,900	29,450
MidWestOne Financial Group Inc.	1,700	43,707
Monmouth Real Estate Investment Corp. Class A	10,200	92,514
Montpelier Re Holdings Ltd.	11,506	299,731

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
MPG Office Trust Inc. (a)	14,300	$44,759
NASB Financial Inc. (a)	1,100	30,173
National Bank Holdings Corp. Class A	13,000	267,020
National Bankshares Inc.	1,700	61,013
National Health Investors Inc.	6,101	347,086
National Interstate Corp.	1,513	42,077
National Penn Bancshares Inc.	28,986	291,309
National Western Life Insurance Co.	575	116,018
Navigators Group Inc., The (a)	2,572	148,584
NBT Bancorp Inc.	10,797	248,115
Nelnet Inc. Class A	5,700	219,165
New Residential Investment Corp.	62,967	416,842
New York Mortgage Trust Inc.	15,966	99,788
NewBridge Bancorp (a)	6,300	45,927
NewStar Financial Inc. (a)	6,732	122,994
Nicholas Financial Inc.	2,406	39,194
Northfield Bancorp Inc.	14,435	175,241
Northrim BanCorp Inc.	1,700	40,970
NorthStar Realty Finance Corp.	59,406	551,288
Northwest Bancshares Inc.	23,258	307,471
OceanFirst Financial Corp.	3,300	55,803
OFG Bancorp	11,396	184,501
Old National Bancorp	25,042	355,596
OmniAmerican Bancorp Inc. (a)	2,705	66,164
One Liberty Properties Inc.	2,747	55,709
OneBeacon Insurance Group Ltd. Class A	5,448	80,412
Oppenheimer Holdings Inc. Class A	2,680	47,624
Oritani Financial Corp.	11,505	189,372
Pacific Continental Corp.	4,600	60,306
Pacific Premier Bancorp Inc. (a)	3,800	51,072
PacWest Bancorp	9,381	322,331
Palmetto Bancshares Inc. (a)	1,100	14,344
Park National Corp.	2,870	226,960
Park Sterling Corp.	11,254	72,138
Parkway Properties Inc.	10,842	192,662
Peapack-Gladstone Financial Corp.	2,300	42,665
Pebblebrook Hotel Trust	15,190	436,105
Penns Woods Bancorp Inc.	1,057	52,660
Pennsylvania Real Estate Investment Trust	17,038	318,611
PennyMac Financial Services Inc. Class A (a)	3,214	60,391
PennyMac Mortgage Investment Trust	17,459	395,970
Peoples Bancorp Inc.	2,610	54,497
PHH Corp. (a)	14,369	341,120
Phoenix Companies Inc., The (a)	1,430	55,298
Physicians Realty Trust (a)	2,918	35,366
PICO Holdings Inc. (a)	5,707	123,614
Pinnacle Financial Partners Inc. (a)	8,814	262,745
Piper Jaffray Companies Inc. (a)	4,323	148,236
Platinum Underwriters Holdings Ltd.	7,265	433,938
Portfolio Recovery Associates Inc. (a)	12,498	749,130
Potlatch Corp.	10,065	399,379
Preferred Bank (a)	3,000	53,370
Primerica Inc.	14,182	572,102
PrivateBancorp Inc.	16,104	344,626

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Prosperity Bancshares Inc.	14,952	$924,632
Provident Financial Holdings Inc.	2,500	41,525
Provident Financial Services Inc.	15,018	243,442
Provident New York Bancorp	10,970	119,463
PS Business Parks Inc.	4,582	341,909
Pzena Investment Management Inc. Class A	3,400	23,052
Radian Group Inc.	42,612	593,585
RAIT Financial Trust	17,535	124,148
Ramco-Gershenson Properties Trust	14,971	230,703
Redwood Trust Inc.	20,454	402,739
Regional Management Corp. (a)	1,200	38,160
Renasant Corp.	7,565	205,541
Republic Bancorp Inc. Class A	2,219	61,133
Resource America Inc. Class A	3,100	24,893
Resource Capital Corp.	31,224	185,471
Retail Opportunity Investments Corp.	16,558	228,832
Rexford Industrial Reality Inc. (a)	4,202	56,769
RLI Corp.	5,338	466,648
RLJ Lodging Trust	30,827	724,126
Rockville Financial Inc.	6,568	85,384
Roma Financial Corp. (a)	2,006	37,292
Rouse Properties Inc.	5,600	115,248
Ryman Hospitality Properties Inc.	10,956	378,092
S&T Bancorp Inc.	7,362	178,308
Sabra Health Care REIT Inc.	9,184	211,324
Safeguard Scientifics Inc. (a)	5,216	81,839
Safety Insurance Group Inc.	3,164	167,597
Sandy Spring Bancorp Inc.	6,394	148,724
Saul Centers Inc.	2,048	94,720
Seacoast Banking Corporation of Florida (a)	17,806	38,639
Select Income REIT	5,433	140,171
Selective Insurance Group Inc.	13,911	340,820
Sierra Bancorp	2,800	44,044
Silver Bay Realty Trust Corp.	3,818	59,790
Simmons First National Corp.	4,216	131,075
Southside Bancshares Inc.	4,475	120,020
Southwest Bancorp Inc. (a)	5,055	74,865
Sovran Self Storage Inc.	7,862	594,996
STAG Industrial Inc.	10,425	209,751
State Auto Financial Corp.	3,558	74,505
State Bank Financial Corp.	7,798	123,754
StellarOne Corp.	5,700	128,250
Sterling Bancorp NY	8,008	109,950
Sterling Financial Corp.	8,395	240,517
Stewart Information Services Corp.	5,291	169,259
Stifel Financial Corp. (a)	15,748	649,133
Strategic Hotels & Resorts Inc. (a)	44,889	389,637
Suffolk Bancorp (a)	2,923	51,796
Summit Hotel Properties Inc.	19,818	182,127
Sun Bancorp Inc. (a)	9,204	35,251
Sun Communities Inc.	8,808	375,397
Sunstone Hotel Investors Inc.	40,654	517,932
Susquehanna Bancshares Inc.	46,271	580,701
SWS Group Inc. (a)	6,997	39,043

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
SY Bancorp Inc.	3,567	$101,053
Symetra Financial Corp.	20,297	361,693
Taylor Capital Group Inc. (a)	4,433	98,191
Tejon Ranch Co. (a)	3,536	109,050
Tejon Ranch Co. Warrants (a)	522	1,441
Terreno Realty Corp.	6,202	110,148
Territorial Bancorp Inc.	2,685	58,989
Texas Capital Bancshares Inc. (a)	10,137	465,998
Third Point Reinsurance Ltd. (a)	6,296	91,229
Thomas Properties Group Inc.	8,200	55,104
Tompkins Financial Corp.	3,546	163,896
Tower Group International Ltd.	14,308	100,156
TowneBank	6,680	96,326
Tree.com Inc.	1,500	39,390
Trico Bancshares	4,092	93,216
Tristate Capital Holdings Inc. (a)	1,600	20,624
Trustco Bank Corp. NY	23,277	138,731
Trustmark Corp.	16,801	430,106
UMB Financial Corp.	8,857	481,289
UMH Properties Inc.	3,500	34,755
Umpqua Holdings Corp.	27,809	451,062
Union First Market Bankshares Corp.	4,863	113,648
United Bankshares Inc.	12,668	367,119
United Community Banks Inc. (a)	10,943	164,145
United Community Financial Corp. (a)	9,900	38,511
United Financial Bancorp Inc.	4,740	76,646
United Fire Group Inc.	4,992	152,106
Universal Health Realty Income Trust	3,005	125,819
Universal Insurance Holdings Inc.	7,300	51,465
Univest Corp. of Pennsylvania	4,199	79,151
Urstadt Biddle Properties Inc.	6,304	125,324
Vantagesouth Bancshares Inc. (a)	3,200	16,992
ViewPoint Financial Group Inc.	9,880	204,220
Virginia Commerce Bancorp (a)	6,486	100,728
Virtus Investment Partners Inc. (a)	1,677	272,747
Walker & Dunlop Inc. (a)	4,029	64,101
Walter Investment Management Corp. (a)	9,308	368,038
Washington Banking Co.	4,110	57,787
Washington Real Estate Investment Trust	16,490	416,702
Washington Trust Bancorp Inc.	3,556	111,765
Waterstone Financial Inc. (a)	1,900	19,285
Webster Financial Corp.	22,404	571,974
WesBanco Inc.	6,387	189,886
West Bancorporation	3,700	51,060
Westamerica Bancorporation	6,692	332,860
Western Alliance Bancorp (a)	18,400	348,312
Western Asset Mortgage Capital Corp.	6,011	96,116
Westfield Financial Inc.	4,660	32,900
Westwood Holdings Group Inc.	1,771	85,097
WhiteHorse Finance Inc.	1,674	25,277
Whitestone REIT	4,229	62,293
Wilshire Bancorp Inc.	15,870	129,817
Winthrop Realty Trust	7,105	79,221
Wintrust Financial Corp.	9,208	378,173

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
WisdomTree Investments Inc. (a)	24,956	$289,739
World Acceptance Corp. (a)	2,281	205,108
WSFS Financial Corp.	1,935	116,584
Yadkin Financial Corp. (a)	3,600	62,028
ZAIS Financial Corp.	1,419	24,620

		81,672,343

Health Care (12.61%)
Abaxis Inc.	5,421	228,224
Abiomed Inc. (a)	9,601	183,091
Acadia Healthcare Company Inc. (a)	8,800	346,984
ACADIA Pharmaceuticals Inc. (a)	17,400	477,978
Accelerate Diagnostics Inc. (a)	2,766	37,092
Acceleron Pharma Inc. (a)	328	7,291
Accretive Health Inc. (a)	14,225	129,732
Accuray Inc. (a)	18,144	134,084
AcelRx Pharmaceuticals Inc. (a)	5,200	56,004
Achillion Pharmaceuticals Inc. (a)	24,060	72,661
Acorda Therapeutics Inc. (a)	10,144	347,736
Addus HomeCare Corp. (a)	1,400	40,558
Aegerion Pharmaceuticals Inc. (a)	7,167	614,284
Affymetrix Inc. (a)	18,600	115,320
Agios Pharmaceuticals Inc. (a)	1,697	47,448
Air Methods Corp.	9,600	408,960
Akorn Inc. (a)	14,376	282,920
Albany Molecular Research Inc. (a)	5,800	74,762
Align Technology Inc. (a)	18,139	872,849
Alimera Sciences Inc. (a)	4,200	15,792
Alliance HealthCare Services Inc. (a)	1,200	33,228
Almost Family Inc.	2,200	42,746
Alnylam Pharmaceuticals Inc. (a)	14,404	922,000
Alphatec Holdings Inc. (a)	16,800	33,096
AMAG Pharmaceuticals Inc. (a)	5,282	113,457
Amedisys Inc. (a)	7,988	137,553
Amicus Therapeutics Inc. (a)	7,678	17,813
AMN Healthcare Services Inc. (a)	11,188	153,947
Ampio Pharmaceuticals Inc. (a)	7,014	52,605
Amsurg Corp. (a)	8,004	317,759
Anacor Pharmaceuticals Inc. (a)	6,317	67,087
Analogic Corp.	3,006	248,416
Angiodynamics Inc. (a)	6,300	83,160
Anika Therapeutics Inc. (a)	3,000	71,880
Antares Pharma Inc. (a)	28,977	117,647
Aratana Therapeutics Inc. (a)	1,642	26,830
Arena Pharmaceuticals Inc. (a)	53,697	282,983
ArQule Inc. (a)	15,335	35,731
Array Biopharma Inc. (a)	29,078	180,865
ArthroCare Corp. (a)	7,015	249,594
Astex Pharmaceuticals Inc. (a)	23,600	200,128
athenahealth Inc. (a)	9,131	991,261
AtriCure Inc. (a)	5,168	56,745
Atrion Corp.	400	103,512
Auxilium Pharmaceuticals Inc. (a)	12,281	223,883
AVANIR Pharmaceuticals Inc. Class A (a)	35,100	148,824
Aveo Pharmaceuticals Inc. (a)	13,310	27,552

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
BIND Therapeutics Inc. (a)	277	$3,911
BioDelivery Sciences International Inc. (a)	7,200	39,096
Biolase Inc. (a)	7,940	15,165
Bio-Reference Laboratories Inc. (a)	5,986	178,862
BioScrip Inc. (a)	14,554	127,784
BioTime Inc. (a)	8,436	32,057
Bluebird Bio Inc. (a)	1,696	45,724
Cadence Pharmaceuticals Inc. (a)	15,320	96,669
Cambrex Corp. (a)	7,481	98,749
Cantel Medical Corp.	8,100	257,985
Capital Senior Living Corp. (a)	7,200	152,280
Cardiovascular Systems Inc. (a)	5,170	103,658
Cell Therapeutics Inc. (a)	28,000	45,920
Celldex Therapeutics Inc. (a)	20,214	716,182
Cellular Dynamics International Inc. (a)	955	17,582
Cempra Inc. (a)	3,700	42,550
Centene Corp. (a)	13,509	864,036
Cepheid Inc. (a)	16,584	647,439
Cerus Corp. (a)	17,340	116,351
Chelsea Therapeutics International Ltd. (a)	16,700	50,267
Chemed Corp.	4,724	337,766
ChemoCentryx Inc. (a)	6,100	33,916
Chimerix Inc. (a)	2,133	46,883
Chindex International Inc. (a)	2,800	47,740
Clovis Oncology Inc. (a)	3,956	240,446
Computer Programs & Systems Inc.	2,784	162,864
Conmed Corp.	7,029	238,916
Corcept Therapeutics Inc. (a)	11,830	18,810
Cornerstone Therapeutics Inc. (a)	1,800	16,938
Coronado Biosciences Inc. (a)	5,500	38,610
Corvel Corp. (a)	2,878	106,400
Cross Country Healthcare Inc. (a)	6,689	40,535
CryoLife Inc.	6,832	47,824
Curis Inc. (a)	19,387	86,466
Cutera Inc. (a)	3,600	32,040
Cyberonics Inc. (a)	6,776	343,814
Cynosure Inc. Class A (a)	4,972	113,411
Cytokinetics Inc. (a)	6,200	47,058
Cytori Therapeutics Inc. (a)	14,800	34,484
Dendreon Corp. (a)	39,000	114,270
DepoMed Inc. (a)	14,200	106,216
Derma Sciences Inc. (a)	3,100	38,378
Dexcom Inc. (a)	17,401	491,230
Durata Therapeutics Inc. (a)	3,478	31,441
Dyax Corp. (a)	28,177	193,294
Dynavax Technologies Corp. (a)	44,747	53,696
Emergent Biosolutions Inc. (a)	6,600	125,730
Emeritus Corp. (a)	10,000	185,300
Enanta Pharmaceuticals Inc. (a)	900	20,628
Endocyte Inc. (a)	7,478	99,682
Endologix Inc. (a)	15,629	252,096
Ensign Group Inc., The	4,800	197,328
Enzon Pharmaceuticals Inc.	9,015	15,145
Epizyme Inc. (a)	1,500	60,195
Esperion Therapeutics Inc. (a)	1,137	21,444

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Exact Sciences Corp. (a)	17,476	$206,392
Exactech Inc. (a)	2,200	44,330
ExamWorks Group Inc. (a)	7,392	192,118
Exelixis Inc. (a)	46,323	269,600
Fibrocell Science Inc. (a)	4,200	18,396
Five Star Quality Care Inc. (a)	10,281	53,153
Fluidigm Corp. (a)	6,494	142,478
Foundation Medicine Inc. (a)	18	714
Furiex Pharmaceuticals Inc. (a)	1,578	69,416
Galena Biopharma Inc. (a)	20,700	46,989
GenMark Diagnostics Inc. (a)	8,882	107,916
Genomic Health Inc. (a)	4,300	131,494
Gentiva Health Services Inc. (a)	7,626	91,817
Geron Corp. (a)	32,073	107,445
Globus Medical Inc. Class A (a)	13,617	237,753
Greatbatch Inc. (a)	5,856	199,280
Greenway Medical Technologies Inc. (a)	3,500	72,275
GTx Inc. (a)	6,425	12,914
Haemonetics Corp. (a)	12,604	502,648
Halozyme Therapeutics Inc. (a)	22,740	251,050
Hanger Inc. (a)	8,600	290,336
Harvard Bioscience Inc. (a)	5,592	29,414
Healthsouth Corp.	21,546	742,906
HealthStream Inc. (a)	4,982	188,718
Healthways Inc. (a)	8,570	158,631
HeartWare International Inc. (a)	4,102	300,307
Hi-Tech Pharmacal Co. Inc.	2,900	125,135
HMS Holdings Corp. (a)	21,900	471,069
Horizon Pharma Inc. (a)	12,900	43,602
Hyperion Therapeutics Inc. (a)	2,100	54,873
ICU Medical Inc. (a)	3,232	219,550
Idenix Pharmaceuticals Inc. (a)	24,951	129,995
ImmunoGen Inc. (a)	20,893	355,599
Immunomedics Inc. (a)	18,285	113,184
Impax Laboratories Inc. (a)	17,000	348,670
Infinity Pharmaceuticals Inc. (a)	11,891	207,498
Insmed Inc. (a)	7,000	109,270
Insulet Corp. (a)	13,397	485,507
Insys Therapeutics Inc. (a)	1,300	45,487
Integra LifeSciences Holdings Corp. (a)	5,027	202,337
Intercept Pharmaceuticals Inc. (a)	1,600	110,448
InterMune Inc. (a)	20,418	313,825
Intrexon Corp. (a)	2,855	67,635
Invacare Corp.	8,104	139,956
IPC The Hospitalist Co. (a)	4,100	209,141
Ironwood Pharmaceuticals Inc. (a)	23,162	274,470
Isis Pharmaceuticals Inc. (a)	27,985	1,050,557
KaloBios Pharmaceuticals Inc. (a)	2,198	9,935
Keryx Biopharmaceuticals Inc. (a)	20,278	204,808
Kindred Healthcare Inc.	13,637	183,145
KYTHERA Biopharmaceuticals Inc. (a)	2,500	114,250
Landauer Inc.	2,380	121,975
Lannett Company Inc. (a)	4,000	87,280
Lexicon Pharmaceuticals Inc. (a)	58,500	138,645
LHC Group Inc. (a)	3,000	70,380

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Ligand Pharmaceuticals Inc. Class B (a)	4,416	$191,124
Luminex Corp. (a)	9,314	186,280
Magellan Health Services Inc. (a)	6,691	401,192
MAKO Surgical Corp. (a)	10,547	311,242
MannKind Corp. (a)	37,013	210,974
Masimo Corp.	12,125	323,010
MedAssets Inc. (a)	15,308	389,129
Medical Action Industries Inc. (a)	3,600	23,904
Medicines Co., The (a)	15,676	525,460
Medidata Solutions Inc. (a)	6,628	655,708
MEI Pharma Inc. (a)	2,400	27,216
Merge Healthcare Inc. (a)	16,100	42,021
Meridian Bioscience Inc.	10,200	241,230
Merit Medical Systems Inc. (a)	10,396	126,103
Merrimack Pharmaceuticals Inc. (a)	22,600	85,880
MiMedx Group Inc. (a)	21,000	87,570
Molina Healthcare Inc. (a)	7,043	250,731
Momenta Pharmaceuticals Inc. (a)	11,911	171,399
MWI Veterinary Supply Inc. (a)	3,200	477,952
Nanosphere Inc. (a)	10,400	20,800
National Healthcare Corp.	2,773	131,080
National Research Corp. Class A (a)	2,400	45,192
Natus Medical Inc. (a)	7,800	110,604
Navidea Biopharmaceuticals Inc. (a)	29,700	78,705
Nektar Therapeutics (a)	29,108	304,179
Neogen Corp. (a)	5,984	363,348
NeoGenomics Inc. (a)	8,200	24,600
Neurocrine Biosciences Inc. (a)	16,738	189,474
NewLink Genetics Corp. (a)	4,200	78,876
Novavax Inc. (a)	33,103	104,605
NPS Pharmaceuticals Inc. (a)	24,915	792,546
NuVasive Inc. (a)	10,898	266,892
NxStage Medical Inc. (a)	14,819	195,018
Omeros Corp. (a)	6,900	67,275
Omnicell Inc. (a)	8,600	203,648
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0
OncoGenex Pharmaceutical Inc. (a)	3,596	33,335
OncoMed Pharmaceuticals Inc. (a)	1,167	17,867
Onconova Therapeutics Inc. (a)	1,475	39,043
Opko Health Inc. (a)	46,781	412,140
Optimer Pharmaceuticals Inc. (a)	12,000	151,200
OraSure Technologies Inc. (a)	13,475	80,985
Orexigen Therapeutics Inc. (a)	23,544	144,560
Orthofix International NV (a)	4,700	98,042
Osiris Therapeutics Inc. (a)	4,300	71,552
OvaScience Inc. (a)	2,200	21,802
Owens & Minor Inc.	15,728	544,032
Pacific Biosciences of California Inc. (a)	11,869	65,636
Pacira Pharmaceuticals Inc. (a)	6,816	327,781
Parexel International Corp. (a)	14,040	705,229
PDL BioPharma Inc.	34,715	276,679
Peregrine Pharmaceuticals Inc. (a)	34,100	48,081
Pernix Therapeutics Holdings Inc. (a)	4,711	12,861
PharMerica Corp. (a)	7,418	98,437

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
PhotoMedex Inc. (a)	3,300	$52,470
Portola Pharmaceuticals Inc. (a)	2,366	63,290
Pozen Inc. (a)	6,699	38,385
Premier Inc. Class A (a)	103	3,265
Progenics Pharmaceuticals Inc. (a)	12,669	63,725
Prothena Corp. PLC (a)	2,900	58,667
Providence Service Corp. (a)	2,599	74,565
PTC Therapeutics Inc. (a)	2,386	51,204
Puma Biotechnology Inc. (a)	5,462	293,091
Quality Systems Inc.	10,052	218,430
Questcor Pharmaceuticals Inc.	12,900	748,200
Quidel Corp. (a)	7,000	198,800
Raptor Pharmaceutical Corp. (a)	14,005	209,235
Receptos Inc. (a)	1,465	38,046
Regulus Therapeutics Inc. (a)	2,200	20,746
Repligen Corp. (a)	7,700	85,393
Repros Therapeutics Inc. (a)	5,697	152,680
Rigel Pharmaceuticals Inc. (a)	21,497	76,959
Rochester Medical Corp. (a)	2,700	53,892
Rockwell Medical Inc. (a)	9,756	111,316
RTI Surgical Inc. (a)	13,700	51,238
Sagent Pharmaceuticals Inc. (a)	4,139	84,436
Sangamo BioSciences Inc. (a)	15,142	158,688
Santarus Inc. (a)	13,600	306,952
Sarepta Therapeutics Inc. (a)	7,900	373,117
SciClone Pharmaceuticals Inc. (a)	12,600	63,882
Select Medical Holdings Corp.	12,134	97,921
Sequenom Inc. (a)	28,414	75,865
SIGA Technologies Inc. (a)	8,400	32,256
Skilled Healthcare Group Inc. Class A (a)	5,000	21,800
Solta Medical Inc. (a)	17,730	36,878
Spectranetics Corp. (a)	10,185	170,904
Spectrum Pharmaceuticals Inc.	15,028	126,085
STAAR Surgical Co. (a)	9,524	128,955
Stemline Therapeutics Inc. (a)	2,300	104,167
STERIS Corp.	14,631	628,548
Sucampo Pharmaceuticals Inc. Class A (a)	3,900	24,336
Sunesis Pharmaceuticals Inc. (a)	8,610	42,706
Supernus Pharmaceuticals Inc. (a)	3,700	27,121
SurModics Inc. (a)	3,600	85,608
Symmetry Medical Inc. (a)	9,208	75,137
Synageva BioPharma Corp. (a)	4,200	265,902
Synergy Pharmaceuticals Inc. (a)	20,000	91,400
Synta Pharmaceuticals Corp. (a)	10,200	64,362
Targacept Inc. (a)	6,778	35,991
Team Health Holdings Inc. (a)	17,103	648,888
TearLab Corp. (a)	6,400	70,784
Tesaro Inc. (a)	3,300	127,842
Tetraphase Pharmaceuticals Inc. (a)	2,900	33,002
TG Therapeutics Inc. (a)	3,200	16,288
TherapeuticsMD Inc. (a)	19,400	56,842
Thoratec Corp. (a)	14,200	529,518
Threshold Pharmaceuticals Inc. (a)	11,400	53,010
Tornier NV (a)	6,502	125,684

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Triple-S Management Corp. Class B (a)	5,900	$108,501
U.S. Physical Therapy Inc.	2,900	90,132
Unilife Corp. (a)	22,694	75,344
Universal American Corp.	9,556	72,817
USMD Holdings Inc. (a)	300	7,953
Utah Medical Products Inc.	800	47,552
Vanda Pharmaceuticals Inc. (a)	6,800	74,596
Vanguard Health Systems Inc. (a)	8,400	176,484
Vascular Solutions Inc. (a)	3,900	65,520
Verastem Inc. (a)	3,600	44,784
Vical Inc. (a)	18,663	23,329
ViroPharma Inc. (a)	16,183	635,992
VIVUS Inc. (a)	25,261	235,433
Vocera Communications Inc. (a)	5,200	96,720
Volcano Corp. (a)	13,500	322,920
WellCare Health Plans Inc. (a)	10,877	758,562
West Pharmaceutical Services Inc.	17,228	708,932
Wright Medical Group Inc. (a)	10,081	262,912
Xenoport Inc. (a)	10,722	60,901
XOMA Corp. (a)	15,500	69,440
Zeltiq Aesthetics Inc. (a)	4,300	39,001
ZIOPHARM Oncology Inc. (a)	16,491	65,139
Zogenix Inc. (a)	19,804	36,835

		49,986,549

Industrials (14.05%)
Aaon Inc.	6,967	185,044
AAR Corp.	10,003	273,382
ABM Industries Inc.	13,635	362,964
Acacia Research Corp.	12,152	280,225
ACCO Brands Corp. (a)	28,622	190,050
Accuride Corp. (a)	9,947	51,128
Aceto Corp.	6,964	108,778
Acorn Energy Inc.	4,500	26,550
Actuant Corp. Class A	18,093	702,732
Acuity Brands Inc.	10,613	976,608
Advisory Board Co., The (a)	8,856	526,755
Aegion Corp. (a)	9,556	226,764
Aerovironment Inc. (a)	4,404	101,732
Air Transport Services Group Inc. (a)	13,100	98,119
Aircastle Ltd.	17,004	296,040
Alamo Group Inc.	1,685	82,413
Albany International Corp. Class A	6,951	249,332
Allegiant Travel Co.	3,710	390,886
Altra Holdings Inc.	6,600	177,606
Ameresco Inc. Class A (a)	5,100	51,102
American Railcar Industries Inc.	2,309	90,582
American Science & Engineering Inc.	2,081	125,505
American Superconductor Corp. (a)	9,196	21,519
American Woodmark Corp. (a)	2,433	84,303
Ampco-Pittsburgh Corp.	2,200	39,424
API Technologies Corp. (a)	8,300	24,319
Apogee Enterprises Inc.	7,136	211,796
Applied Industrial Technologies Inc.	10,449	538,124
ARC Document Solutions Inc. (a)	9,321	42,783
Argan Inc.	3,500	76,895
Arkansas Best Corp.	6,390	164,031

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Astec Industries Inc.	5,114	$183,899
Astronics Corp. (a)	3,036	150,920
Atlas Air Worldwide Holdings Inc. (a)	6,343	292,476
AZZ Inc.	6,400	267,904
Barnes Group Inc.	13,344	465,972
Barrett Business Services Inc.	1,800	121,158
Beacon Roofing Supply Inc. (a)	12,085	445,574
Blount International Inc. (a)	12,494	151,302
BlueLinx Holdings Inc. (a)	8,286	16,158
Brady Corp.	11,413	348,096
Briggs & Stratton Corp.	12,180	245,062
Brink’s Co., The	11,999	339,572
Builders FirstSource Inc. (a)	10,705	62,945
CAI International Inc. (a)	4,300	100,061
Capstone Turbine Corp. (a)	75,737	89,370
Casella Waste Systems Inc. Class A (a)	9,114	52,406
CBIZ Inc. (a)	9,736	72,436
CDI Corp.	3,486	53,371
CECO Environmental Corp.	4,484	63,135
Celadon Group Inc.	5,200	97,084
Cenveo Inc. (a)	13,671	40,329
Chart Industries Inc. (a)	7,500	922,800
CIRCOR International Inc.	4,321	268,680
Clarcor Inc.	12,313	683,741
Coleman Cable Inc.	2,070	43,698
Columbus McKinnon Corp. (a)	4,700	112,941
Comfort Systems USA Inc.	9,173	154,198
Commercial Vehicle Group Inc. (a)	6,196	49,320
Consolidated Graphics Inc. (a)	1,701	95,358
Corporate Executive Board Co., The	8,300	602,746
Costa Inc. (a)	2,338	44,469
Courier Corp.	3,101	49,058
CRA International Inc. (a)	2,415	44,967
Cubic Corp.	4,965	266,521
Curtiss-Wright Corp.	11,678	548,399
Deluxe Corp.	12,600	524,916
DigitalGlobe Inc. (a)	18,523	585,697
Douglas Dynamics Inc.	5,610	82,635
Ducommun Inc. (a)	2,600	74,568
DXP Enterprises Inc. (a)	2,400	189,528
Dycom Industries Inc. (a)	8,333	233,241
Dynamic Materials Corp.	3,254	75,428
Echo Global Logistics Inc. (a)	4,500	94,230
Edgen Group Inc. (a)	3,800	28,880
EMCOR Group Inc.	16,756	655,662
Encore Wire Corp.	5,095	200,947
Energy Recovery Inc. (a)	11,500	83,375
EnerNOC Inc. (a)	6,830	102,382
EnerSys	11,985	726,651
Engility Holdings Inc. (a)	4,300	136,439
Ennis Inc.	6,632	119,641
Enphase Energy Inc. (a)	4,000	32,560
EnPro Industries Inc. (a)	5,248	315,982
Erickson Air-Crane Inc. (a)	900	14,094
ESCO Technologies Inc.	6,510	216,327
Esterline Technologies Corp. (a)	7,789	622,263
ExOne Co., The (a)	1,531	65,221

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Exponent Inc.	3,229	$231,971
Federal Signal Corp. (a)	15,434	198,636
Flow International Corp. (a)	12,300	49,077
Forward Air Corp.	7,408	298,913
Franklin Covey Co. (a)	2,200	39,490
Franklin Electric Co. Inc.	11,796	464,762
Freightcar America Inc.	3,060	63,281
FTI Consulting Inc. (a)	9,982	377,320
FuelCell Energy Inc. (a)	40,110	51,742
Furmanite Corp. (a)	9,400	93,060
G&K Services Inc. Class A	4,780	288,664
GenCorp Inc. (a)	15,226	244,073
Generac Holdings Inc.	12,790	545,366
General Cable Corp.	12,400	393,700
Gibraltar Industries Inc. (a)	7,482	106,693
Global Brass & Copper Holdings Inc. (a)	2,000	35,080
Global Power Equipment Group Inc.	4,373	87,941
Gorman-Rupp Co., The	3,633	145,756
GP Strategies Corp. (a)	3,800	99,636
GrafTech International Ltd. (a)	29,000	245,050
Graham Corp.	2,600	93,938
Granite Construction Inc.	9,653	295,382
Great Lakes Dredge & Dock Co.	14,800	109,816
Greenbrier Companies Inc. (a)	6,234	154,167
Griffon Corp.	11,236	140,899
H&E Equipment Services Inc. (a)	7,400	196,544
Hardinge Inc.	3,000	46,350
Hawaiian Holdings Inc. (a)	13,000	96,720
Healthcare Services Group Inc.	17,147	441,707
Heartland Express Inc.	11,176	158,587
Heico Corp.	13,153	890,984
Heidrick & Struggles International Inc.	4,712	89,811
Heritage-Crystal Clean Inc. (a)	1,967	35,445
Herman Miller Inc.	14,500	423,110
HNI Corp.	11,247	406,914
Houston Wire & Cable Co.	4,500	60,615
Hub Group Inc. (a)	9,150	358,954
Hurco Companies Inc.	1,569	40,574
Huron Consulting Group Inc. (a)	5,790	304,612
Hyster-Yale Materials Handling Inc.	2,596	232,783
ICF International Inc. (a)	4,900	173,509
II-VI Inc. (a)	12,696	238,939
Innerworkings Inc. (a)	10,952	107,549
Innovative Solutions and Support Inc.	3,100	24,676
Insperity Inc.	5,699	214,282
Insteel Industries Inc.	4,500	72,450
Interface Inc.	14,905	295,715
International Shipholding Corp.	1,333	36,578
Intersections Inc.	2,270	19,908
Jetblue Airways Corp. (a)	57,435	382,517
John Bean Technologies Corp.	7,100	176,648
Kadant Inc.	2,858	96,000
Kaman Corp.	6,846	259,190
Kaydon Corp.	7,985	283,627
Kelly Services Inc. Class A	6,716	130,761
Keyw Holding Corp., The (a)	7,911	106,403

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Kforce Inc.	6,726	$118,983
Kimball International Inc. Class B	7,983	88,531
Knight Transportation Inc.	14,596	241,126
Knoll Inc.	12,244	207,413
Korn/Ferry International (a)	12,233	261,786
Kratos Defense & Security Solutions Inc. (a)	10,224	84,655
L.B. Foster Co. Class A	2,536	115,997
Layne Christensen Co. (a)	4,986	99,521
Lindsay Corp.	3,198	261,021
LMI Aerospace Inc. (a)	2,700	36,072
LSI Industries Inc.	5,747	48,505
Lydall Inc. (a)	4,190	71,942
Manitex International Inc. (a)	3,100	33,883
Marten Transport Ltd.	5,797	99,419
MasTec Inc. (a)	14,781	447,864
Matson Inc.	10,600	278,038
McGrath Rentcorp	6,340	226,338
Meritor Inc. (a)	24,715	194,260
Michael Baker Corp.	2,300	93,081
Middleby Corp., The (a)	4,693	980,415
Miller Industries Inc.	2,600	44,148
Mine Safety Appliances Co.	7,018	362,199
Mistras Group Inc. (a)	3,962	67,354
Mobile Mini Inc. (a)	9,447	321,765
Moog Inc. Class A (a)	11,240	659,451
Mueller Industries Inc.	6,997	389,523
Mueller Water Products Inc.	38,803	310,036
Multi-Color Corp.	2,973	100,874
MYR Group Inc. (a)	5,000	121,500
National Presto Industries Inc.	1,218	85,759
National Technical Systems Inc. (a)	1,700	38,845
Navigant Consulting Inc. (a)	12,248	189,354
NCI Building Systems Inc. (a)	5,254	66,936
NL Industries Inc.	1,843	20,918
NN Inc.	4,117	64,061
Nortek Inc. (a)	2,189	150,406
Northwest Pipe Co. (a)	2,400	78,912
Odyssey Marine Exploration Inc. (a)	19,131	57,584
Omega Flex Inc.	600	11,334
On Assignment Inc. (a)	11,400	376,200
Orbital Sciences Corp. (a)	14,729	311,960
Orion Marine Group Inc. (a)	6,764	70,413
Pacer International Inc. (a)	8,370	51,810
Park-Ohio Holdings Corp. (a)	2,266	87,060
Patrick Industries Inc. (a)	1,700	51,085
Patriot Transportation Holding Inc. (a)	1,500	50,745
Pendrell Corp. (a)	40,546	78,659
Performant Financial Corp. (a)	5,500	60,060
PGT Inc. (a)	8,300	82,253
Pike Electric Corp.	6,400	72,448
Ply Gem Holdings Inc. (a)	3,900	54,522
PMFG Inc. (a)	5,100	37,740
Polypore International Inc. (a)	11,600	475,252
Powell Industries Inc. (a)	2,355	144,338
Power Solutions International Inc. (a)	500	29,560
PowerSecure International Inc. (a)	4,700	75,435

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Preformed Line Products Co.	600	$43,158
Primoris Services Corp.	8,764	223,219
Proto Labs Inc. (a)	4,208	321,449
Quad Graphics Inc.	6,240	189,446
Quality Distribution Inc. (a)	5,376	49,674
Quanex Building Products Corp.	9,241	174,008
Raven Industries Inc.	9,184	300,409
RBC Bearings Inc. (a)	5,700	375,573
Republic Airways Holdings Inc. (a)	12,432	147,941
Resources Connection Inc.	9,864	133,854
Revolution Lighting Technologies Inc. (a)	7,400	18,944
Rexnord Corp. (a)	7,772	161,658
Roadrunner Transportation Systems Inc. (a)	4,431	125,131
RPX Corp. (a)	8,066	141,397
Rush Enterprises Inc. Class A (a)	8,668	229,789
Saia Inc. (a)	5,902	184,024
Schawk Inc.	3,482	51,673
Simpson Manufacturing Co. Inc.	10,057	327,556
SkyWest Inc.	13,121	190,517
Sparton Corp. (a)	2,600	66,300
Spirit Airlines Inc. (a)	15,055	515,935
Standard Parking Corp. (a)	3,900	104,871
Standex International Corp.	3,127	185,744
Steelcase Inc.	20,900	347,358
Sterling Construction Company Inc. (a)	4,300	39,775
Sun Hydraulics Corp.	5,400	195,750
Swift Transportation Co. (a)	20,861	421,184
Swisher Hygiene Inc. (a)	28,533	17,305
TAL International Group Inc.	8,400	392,532
Taser International Inc. (a)	12,792	190,729
Team Inc. (a)	5,200	206,700
Tecumseh Products Co. Class A (a)	4,600	41,170
Teledyne Technologies Inc. (a)	9,313	790,953
Tennant Co.	4,571	283,402
Tetra Tech Inc. (a)	16,021	414,784
Textainer Group Holdings Ltd.	5,300	200,711
Thermon Group Holdings Inc. (a)	6,724	155,392
Titan International Inc.	13,438	196,732
Titan Machinery Inc. (a)	4,300	69,101
TMS International Corp. Class A	3,798	66,237
TRC Companies Inc. (a)	4,335	32,079
Trex Co. Inc. (a)	4,234	209,710
TriMas Corp. (a)	11,155	416,082
TrueBlue Inc. (a)	10,310	247,543
Tutor Perini Corp. (a)	9,073	193,436
Twin Disc Inc.	2,052	53,619
Ultrapetrol Bahamas Ltd. (a)	5,300	19,822
UniFirst Corp.	3,675	383,744
United Stationers Inc.	10,008	435,348
Universal Forest Products Inc.	4,910	206,711
Universal Truckload Services Inc.	1,400	37,324
US Airways Group Inc. (a)	47,683	904,070
US Ecology Inc.	4,558	137,333
USG Corp. (a)	19,122	546,507
UTi Worldwide Inc.	22,700	342,997

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Viad Corp.	5,162	$128,792
Vicor Corp. (a)	4,808	39,329
VSE Corp.	1,100	51,645
Wabash National Corp. (a)	17,043	198,721
WageWorks Inc. (a)	6,200	312,790
Watsco Inc.	6,368	600,311
Watts Water Technologies Inc.	7,051	397,465
Werner Enterprises Inc.	11,226	261,903
Wesco Aircraft Holdings Inc. (a)	10,260	214,742
West Corp.	5,300	117,501
Woodward Inc.	17,110	698,601
Xerium Technologies Inc. (a)	2,700	31,293
XPO Logistics Inc. (a)	7,276	157,671
YRC Worldwide Inc. (a)	2,300	38,824

		55,708,506

Information Technology (17.58%)
Accelrys Inc. (a)	14,125	139,272
ACI Worldwide Inc. (a)	9,816	530,653
Active Network Inc., The (a)	13,448	192,441
Actuate Corp. (a)	11,200	82,320
Acxiom Corp. (a)	18,361	521,269
Adtran Inc.	14,848	395,551
Advanced Energy Industries Inc. (a)	9,933	174,026
Advent Software Inc.	8,110	257,492
Aeroflex Holding Corp. (a)	4,884	34,383
Agilysys Inc. (a)	3,514	41,887
Alliance Fiber Optic Products Inc.	2,800	57,316
Alpha & Omega Semiconductor Ltd. (a)	4,490	37,761
Ambarella Inc. (a)	4,600	89,792
American Software Inc. Class A	6,300	53,802
Amkor Technology Inc. (a)	15,864	68,057
ANADIGICS Inc. (a)	20,400	40,188
Anaren Inc. (a)	2,846	72,573
Angie’s List Inc. (a)	10,500	236,250
Anixter International Inc. (a)	6,735	590,390
Applied Micro Circuits Corp. (a)	16,662	214,940
ARRIS Group Inc. (a)	29,206	498,254
Aruba Networks Inc. (a)	28,555	475,155
Aspen Technology Inc. (a)	23,362	807,157
ATMI Inc. (a)	7,988	211,842
Audience Inc. (a)	2,400	26,976
AVG Technologies NV (a)	6,000	143,640
Aviat Networks Inc. (a)	15,150	39,087
Avid Technology Inc. (a)	7,200	43,200
Axcelis Technologies Inc. (a)	25,726	54,282
Badger Meter Inc.	3,530	164,145
Bankrate Inc. (a)	11,751	241,718
Bazaarvoice Inc. (a)	12,000	108,960
Bel Fuse Inc.	2,483	43,304
Belden Inc.	10,973	702,821
Benchmark Electronics Inc. (a)	13,576	310,755
Benefitfocus Inc. (a)	25	1,229
Black Box Corp.	4,155	127,309
Blackbaud Inc.	11,411	445,485

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Blackhawk Network Holdings Inc. (a)	2,800	$67,284
Blucora Inc. (a)	10,120	232,558
Bottomline Technologies Inc. (a)	9,431	262,936
Brightcove Inc. (a)	7,000	78,750
BroadSoft Inc. (a)	7,000	252,210
Brooks Automation Inc.	16,449	153,140
Cabot Microelectronics Corp. (a)	5,861	225,766
CACI International Inc. Class A (a)	5,718	395,171
CalAmp Corp. (a)	8,700	153,381
Calix Inc. (a)	10,120	128,828
Callidus Software Inc. (a)	8,803	80,724
Carbonite Inc. (a)	2,900	43,500
Cardtronics Inc. (a)	11,200	415,520
Cass Information Systems Inc.	2,506	133,745
Cavium Inc. (a)	12,737	524,764
CEVA Inc. (a)	5,300	91,425
ChannelAdvisor Corp. (a)	1,466	53,700
Checkpoint Systems Inc. (a)	9,915	165,580
Ciber Inc. (a)	18,443	60,862
Ciena Corp. (a)	25,100	626,998
Cirrus Logic Inc. (a)	15,597	353,740
Cognex Corp.	21,722	681,202
Coherent Inc.	6,000	368,700
Cohu Inc.	6,008	65,547
CommVault Systems Inc. (a)	11,588	1,017,774
Computer Task Group Inc.	4,000	64,640
comScore Inc. (a)	8,928	258,644
Comtech Telecommunications Corp.	4,088	99,420
Comverse Inc. (a)	5,549	177,291
Constant Contact Inc. (a)	7,700	182,413
Control4 Corp. (a)	1,142	19,779
Convergys Corp.	26,061	488,644
Cornerstone OnDemand Inc. (a)	9,992	513,988
CoStar Group Inc. (a)	7,128	1,196,791
Covisint Corp. (a)	75	959
Cray Inc. (a)	9,822	236,416
CSG Systems International Inc.	8,265	207,038
CTS Corp.	8,641	136,269
Cvent Inc. (a)	1,599	56,237
Cyan Inc. (a)	1,931	19,407
Cypress Semiconductor Corp. (a)	36,500	340,910
Daktronics Inc.	8,952	100,173
Datalink Corp. (a)	3,900	52,728
Dealertrack Technologies Inc. (a)	10,741	460,144
Demand Media Inc. (a)	8,933	56,457
Demandware Inc. (a)	4,000	185,320
Dice Holdings Inc. (a)	10,518	89,508
Digi International Inc. (a)	6,780	67,868
Digimarc Corp.	1,481	29,916
Digital River Inc. (a)	8,778	156,863
Diodes Inc. (a)	8,846	216,727
DSP Group Inc. (a)	4,724	33,304
DTS Inc. (a)	4,446	93,367
E2open Inc. (a)	3,700	82,880
EarthLink Inc.	25,140	124,443
Ebix Inc.	8,139	80,902
eGain Corp. (a)	3,300	49,797

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Electro Rent Corp.	4,606	$83,553
Electro Scientific Industries Inc.	5,538	64,850
Electronics for Imaging Inc. (a)	11,508	364,573
Ellie Mae Inc. (a)	6,348	203,199
Emulex Corp. (a)	23,280	180,653
Entegris Inc. (a)	34,813	353,352
Entropic Communications Inc. (a)	21,600	94,608
Envestnet Inc. (a)	5,700	176,700
EPAM Systems Inc. (a)	5,400	186,300
EPIQ Systems Inc.	7,690	101,662
ePlus Inc.	918	47,442
Euronet Worldwide Inc. (a)	12,397	493,401
EVERTEC Inc.	7,300	162,133
Exar Corp. (a)	9,767	130,975
Exlservice Holdings Inc. (a)	8,064	229,663
Extreme Networks Inc. (a)	22,664	118,306
Fabrinet (a)	7,028	118,352
Fair Isaac Corp.	8,902	492,103
FARO Technologies Inc. (a)	4,249	179,180
FEI Co.	10,345	908,291
Finisar Corp. (a)	23,067	522,006
FireEye Inc. (a)	25	1,038
Fleetmatics Group Ltd. PLC (a)	4,100	153,955
Formfactor Inc. (a)	13,743	94,277
Forrester Research Inc.	3,152	115,868
Fusion-io Inc. (a)	18,900	253,071
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	1,928	74,498
Global Cash Access Holdings Inc. (a)	16,837	131,497
Global Eagle Entertainment Inc. (a)	5,300	49,502
Globecomm Systems Inc. (a)	5,700	79,971
Glu Mobile Inc. (a)	13,812	38,535
Gogo Inc. (a)	2,731	48,530
GSI Group Inc. (a)	7,355	70,167
GSI Technology Inc. (a)	5,400	37,962
GT Advanced Technologies Inc. (a)	29,400	250,194
Guidance Software Inc. (a)	3,744	33,958
Guidewire Software Inc. (a)	10,400	489,944
Hackett Group Inc., The	6,294	44,876
Harmonic Inc. (a)	25,145	193,365
Heartland Payment Systems Inc.	8,975	356,487
Higher One Holdings Inc. (a)	7,471	57,303
Hittite Microwave Corp. (a)	7,900	516,265
Hutchinson Technology Inc. (a)	5,800	20,184
iGate Corp. (a)	8,726	242,234
Imation Corp. (a)	7,659	31,402
Immersion Corp. (a)	7,200	94,968
Imperva Inc. (a)	5,054	212,369
Infinera Corp. (a)	28,821	325,966
Infoblox Inc. (a)	12,500	522,750
Inphi Corp. (a)	6,737	90,478
Insight Enterprises Inc. (a)	11,048	209,028
Integrated Device Technology Inc. (a)	32,703	308,062
Integrated Silicon Solution Inc. (a)	7,139	77,744
Interactive Intelligence Group (a)	3,811	241,960
InterDigital Inc.	10,292	384,200

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Intermolecular Inc. (a)	4,700	$25,897
Internap Network Services Corp. (a)	12,990	90,280
International Rectifier Corp. (a)	17,100	423,567
Intersil Corp. Class A	31,200	350,376
Intralinks Holdings Inc. (a)	9,533	83,890
InvenSense Inc. (a)	14,100	248,442
Itron Inc. (a)	9,800	419,734
Ixia (a)	13,999	219,364
IXYS Corp.	6,314	60,930
j2 Global Inc.	11,415	565,271
Jive Software Inc. (a)	9,900	123,750
Kemet Corp. (a)	10,879	45,474
Kopin Corp. (a)	17,200	69,316
KVH Industries Inc. (a)	4,200	57,960
Lattice Semiconductor Corp. (a)	29,593	131,985
Limelight Networks Inc. (a)	14,179	27,365
Lionbridge Technologies Inc. (a)	14,200	52,398
Liquidity Services Inc. (a)	6,312	211,831
Littelfuse Inc.	5,437	425,282
LivePerson Inc. (a)	13,900	131,216
LogMeIn Inc. (a)	6,070	188,474
LTX-Credence Corp. (a)	12,296	80,908
Luxoft Holding Inc. (a)	1,168	30,917
M/A-COM Technology Solutions Holdings Inc. (a)	2,600	44,252
Manhattan Associates Inc. (a)	4,805	458,637
ManTech International Corp. Class A	6,055	174,142
Marchex Inc. Class B	5,366	39,064
Marin Software Inc. (a)	2,300	28,865
Marketo Inc. (a)	1,731	55,184
MAXIMUS Inc.	16,996	765,500
MaxLinear Inc. Class A (a)	5,686	47,137
Maxwell Technologies Inc. (a)	6,900	62,652
Measurement Specialties Inc. (a)	3,900	211,536
Mentor Graphics Corp.	23,756	555,178
Mercury Systems Inc. (a)	7,978	79,700
Mesa Laboratories Inc.	700	47,327
Methode Electronics Inc.	8,967	251,076
Micrel Inc.	11,295	102,897
Microsemi Corp. (a)	23,061	559,229
MicroStrategy Inc. (a)	2,225	230,866
Millennial Media Inc. (a)	8,800	62,216
Mindspeed Technologies Inc. (a)	9,751	29,643
Mitek Systems Inc. (a)	5,500	28,490
MKS Instruments Inc.	13,278	353,062
Model N Inc. (a)	2,000	19,800
ModusLink Global Solutions Inc. (a)	9,195	25,194
MoneyGram International Inc. (a)	5,462	106,946
Monolithic Power Systems Inc.	9,103	275,639
Monotype Imaging Holdings Inc.	9,700	278,002
Monster Worldwide Inc. (a)	28,900	127,738
MoSys Inc. (a)	11,682	43,457
Move Inc. (a)	9,852	166,991
MTS Systems Corp.	3,870	249,034
Multi-Fineline Electronix Inc. (a)	2,134	34,613
Nanometrics Inc. (a)	5,904	95,172
Neonode Inc. (a)	5,700	36,594

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
NeoPhotonics Corp. (a)	5,000	$36,950
Netgear Inc. (a)	9,448	291,565
NetScout Systems Inc. (a)	8,800	225,016
Newport Corp. (a)	9,418	147,203
NIC Inc.	15,906	367,588
NumereX Corp. Class A (a)	3,427	37,526
NVE Corp. (a)	1,200	61,248
Omnivision Technologies Inc. (a)	13,445	205,843
OpenTable Inc. (a)	5,600	391,888
Oplink Communications Inc. (a)	4,545	85,537
OSI Systems Inc. (a)	4,965	369,744
Park Electrochemical Corp.	5,188	148,636
ParkerVision Inc. (a)	22,000	73,700
PC Connection Inc.	2,620	39,536
PC-Tel Inc.	4,700	41,595
PDF Solutions Inc. (a)	6,063	128,839
Pegasystems Inc.	4,340	172,775
Peregrine Semiconductor Corp. (a)	6,595	59,157
Perficient Inc. (a)	8,100	148,716
Pericom Semiconductor Corp. (a)	5,809	45,310
Photronics Inc. (a)	14,772	115,665
Planet Payment Inc. (a)	10,500	26,670
Plantronics Inc.	10,796	497,156
Plexus Corp. (a)	8,440	313,968
PLX Technology Inc. (a)	11,411	68,694
PMC-Sierra Inc. (a)	50,700	335,634
Power Integrations Inc.	7,189	389,284
PRGX Global Inc. (a)	7,431	46,518
Procera Networks Inc. (a)	5,444	84,328
Progress Software Corp. (a)	13,710	354,815
Proofpoint Inc. (a)	5,400	173,448
PROS Holdings Inc. (a)	5,500	188,045
PTC Inc. (a)	29,544	839,936
QAD Inc. Class A	1,458	19,887
QLIK Technologies Inc. (a)	21,639	740,919
QLogic Corp. (a)	22,200	242,868
Qualys Inc. (a)	3,700	79,143
Quantum Corp. (a)	52,795	72,857
QuinStreet Inc. (a)	8,298	78,416
Radisys Corp. (a)	5,929	19,032
Rally Software Development Corp. (a)	1,700	50,932
Rambus Inc. (a)	27,958	262,805
RealD Inc. (a)	9,798	68,586
Realnetworks Inc. (a)	5,369	45,959
RealPage Inc. (a)	11,616	269,027
Reis Inc. (a)	2,100	33,957
Responsys Inc. (a)	9,025	148,912
RF Micro Devices Inc. (a)	70,498	397,609
Richardson Electronics Ltd.	2,833	32,211
Rocket Fuel Inc. (a)	126	6,771
Rofin-Sinar Technologies Inc. (a)	7,034	170,293
Rogers Corp. (a)	4,165	247,734
Rosetta Stone Inc. (a)	2,689	43,642
Rubicon Technology Inc. (a)	4,200	50,862
Ruckus Wireless Inc. (a)	10,800	181,764
Rudolph Technologies Inc. (a)	7,917	90,254

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Sanmina Corp. (a)	20,826	$364,247
Sapiens International Corp. NV	3,500	21,175
Sapient Corp. (a)	27,408	426,743
ScanSource Inc. (a)	6,978	241,439
SciQuest Inc. (a)	5,654	126,989
SeaChange International Inc. (a)	8,200	94,054
Semtech Corp. (a)	16,849	505,302
ServiceSource International Inc. (a)	15,159	183,121
ShoreTel Inc. (a)	14,639	88,420
Shutterstock Inc. (a)	1,800	130,896
Sigma Designs Inc. (a)	6,896	38,549
Silicon Graphics International Corp. (a)	8,400	136,500
Silicon Image Inc. (a)	19,073	101,850
Silver Spring Networks Inc. (a)	1,500	25,995
Sonus Networks Inc. (a)	52,506	177,470
Sourcefire Inc. (a)	7,803	592,404
Spansion Inc. Class A (a)	11,869	119,758
Spark Networks Inc. (a)	4,400	36,608
Speed Commerce Inc. (a)	10,000	32,800
SPS Commerce Inc. (a)	3,725	249,277
SS&C Technologies Holdings Inc. (a)	14,517	553,098
Stamps.com Inc. (a)	3,328	152,855
SunEdison Inc. (a)	66,156	527,263
SunPower Corp. (a)	10,100	264,216
Super Micro Computer Inc. (a)	8,307	112,477
Supertex Inc.	2,380	60,309
Support.com Inc. (a)	13,100	71,395
Sykes Enterprises Inc. (a)	9,935	177,936
Symmetricom Inc. (a)	10,146	48,904
Synaptics Inc. (a)	8,124	359,731
Synchronoss Technologies Inc. (a)	7,300	277,838
SYNNEX Corp. (a)	6,505	399,732
Syntel Inc.	3,858	309,026
Take-Two Interactive Software Inc. (a)	20,400	370,464
Tangoe Inc. (a)	7,518	179,379
TechTarget (a)	3,326	16,597
TeleCommunication Systems Inc. Class A (a)	11,900	29,274
TeleNav Inc. (a)	4,108	23,991
TeleTech Holdings Inc. (a)	4,905	123,066
Tellabs Inc.	88,400	200,668
TESSCO Technologies Inc.	1,400	47,180
Tessera Technologies Inc.	13,272	256,813
Textura Corp. (a)	1,303	56,133
TiVo Inc. (a)	31,540	392,358
Travelzoo Inc. (a)	2,100	55,734
TriQuint Semiconductor Inc. (a)	40,615	330,200
Trulia Inc. (a)	6,869	323,049
TTM Technologies Inc. (a)	13,560	132,210
Tyler Technologies Inc. (a)	7,890	690,138
Ubiquiti Networks Inc.	3,146	105,674
Ultimate Software Group Inc., The (a)	6,878	1,013,817
Ultra Clean Holdings Inc. (a)	6,323	43,692
Ultratech Inc. (a)	6,879	208,434
Uni-Pixel Inc. (a)	2,500	44,325
Unisys Corp. (a)	11,079	279,080
United Online Inc.	23,256	185,583

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Universal Display Corp. (a)	10,098	$323,439
Unwired Planet Inc. (a)	23,012	39,811
ValueClick Inc. (a)	18,864	393,314
VASCO Data Security International Inc. (a)	6,902	54,457
Veeco Instruments Inc. (a)	9,802	364,928
Verint Systems Inc. (a)	13,077	484,634
ViaSat Inc. (a)	9,799	624,686
Viasystems Group Inc. (a)	1,056	15,259
Violin Memory Inc. (a)	77	566
Virnetx Holding Corp. (a)	10,627	216,791
Virtusa Corp. (a)	5,100	148,206
Vishay Precision Group Inc. (a)	3,021	43,956
VistaPrint NV (a)	8,134	459,734
Vocus Inc. (a)	4,400	40,964
Volterra Semiconductor Corp. (a)	6,421	147,683
Vringo Inc. (a)	16,700	48,096
Web.com Group Inc. (a)	10,457	338,179
WebMD Health Corp. (a)	7,982	228,285
Westell Technologies Inc. Class A (a)	9,462	31,698
WEX Inc. (a)	9,598	842,224
XO Group Inc. (a)	6,900	89,148
Xoom Corp. (a)	1,826	58,085
Yelp Inc. (a)	7,400	489,732
YuMe Inc. (a)	643	6,816
Zillow Inc. (a)	5,774	487,152
Zix Corp. (a)	16,400	80,196
Zygo Corp. (a)	4,300	68,714

		69,673,062

Materials (4.71%)
A. Schulman Inc.	7,345	216,384
Advanced Emissions Solutions Inc. (a)	2,500	106,800
AEP Industries Inc. (a)	1,100	81,741
AK Steel Holding Corp. (a)	33,900	127,125
Allied Nevada Gold Corp. (a)	25,800	107,844
AM Castle & Co. (a)	4,189	67,443
AMCOL International Corp.	6,844	223,662
American Pacific Corp. (a)	1,500	82,140
American Vanguard Corp.	7,013	188,790
Arabian American Development Co. (a)	5,000	45,500
Axiall Corp.	17,282	653,087
Balchem Corp.	7,388	382,329
Berry Plastics Group Inc. (a)	13,800	275,586
Boise Cascade Co. (a)	3,398	91,576
Boise Inc.	25,376	319,738
Calgon Carbon Corp. (a)	13,545	257,220
Century Aluminum Co. (a)	12,700	102,235
Chase Corp.	1,554	45,657
Chemtura Corp. (a)	24,625	566,129
Clearwater Paper Corp. (a)	5,576	266,366
Coeur Mining Inc. (a)	25,446	306,624
Commercial Metals Co.	28,900	489,855
Deltic Timber Corp.	2,730	177,832

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Ferro Corp. (a)	18,017	$164,135
Flotek Industries Inc. (a)	11,828	272,044
FutureFuel Corp.	5,373	96,499
General Moly Inc. (a)	16,300	26,895
Globe Specialty Metals Inc.	16,405	252,801
Gold Resource Corp.	8,473	56,176
Graphic Packaging Holding Co. (a)	52,110	446,062
GSE Holding Inc. (a)	2,000	4,160
Handy & Harman Ltd. (a)	1,448	34,564
Hawkins Inc.	2,365	89,255
Haynes International Inc.	3,100	140,523
HB Fuller Co.	12,554	567,315
Headwaters Inc. (a)	18,276	164,301
Hecla Mining Co.	82,561	259,242
Horsehead Holding Corp. (a)	10,929	136,175
Innophos Holdings Inc.	5,500	290,290
Innospec Inc.	5,849	272,914
Intrepid Potash Inc.	13,600	213,248
Kaiser Aluminum Corp.	4,600	327,750
Kapstone Paper and Packaging Corp.	10,173	435,404
KMG Chemicals Inc.	2,001	44,002
Koppers Holdings Inc.	5,119	218,325
Kraton Performance Polymers Inc. (a)	8,014	156,994
Landec Corp. (a)	6,700	81,740
Louisiana-Pacific Corp. (a)	34,410	605,272
LSB Industries Inc. (a)	4,700	157,591
Marrone Bio Innovations Inc. (a)	1,356	22,849
Materion Corp.	5,252	168,379
Midway Gold Corp. (a)	25,705	24,548
Minerals Technologies Inc.	8,618	425,471
Molycorp Inc. (a)	30,800	202,048
Myers Industries Inc.	6,945	139,664
Neenah Paper Inc.	3,853	151,461
Noranda Aluminum Holding Corp.	8,404	20,674
Olin Corp.	19,810	457,017
Olympic Steel Inc.	2,300	63,894
OM Group Inc. (a)	7,891	266,558
Omnova Solutions Inc. (a)	11,758	100,531
P. H. Glatfelter Co.	10,796	292,248
Paramount Gold and Silver Corp. (a)	33,152	42,766
Penford Corp. (a)	2,400	34,368
PolyOne Corp.	24,719	759,120
Quaker Chemical Corp.	3,300	241,065
Resolute Forest Products (a)	17,401	230,041
RTI International Metals Inc. (a)	7,674	245,875
Schnitzer Steel Industries Inc. Class A	6,400	176,256
Schweitzer-Mauduit International Inc.	7,748	468,986
Sensient Technologies Corp.	12,453	596,374
Stepan Co.	4,680	270,176
Stillwater Mining Co. (a)	29,699	326,986
SunCoke Energy Inc. (a)	17,490	297,330
Taminco Corp. (a)	3,900	79,170
Texas Industries Inc. (a)	5,427	359,864
Tredegar Corp.	5,999	155,974
UFP Technologies Inc. (a)	1,400	31,878

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
United States Lime & Minerals Inc. (a)	400	$23,440
Universal Stainless & Alloy Products Inc. (a)	1,624	52,829
US Concrete Inc. (a)	3,400	68,204
US Silica Holdings Inc.	5,300	131,970
Walter Energy Inc.	15,500	217,465
Wausau Paper Corp.	12,326	160,115
Worthington Industries Inc.	13,296	457,781
Zep Inc.	5,831	94,812
Zoltek Companies Inc. (a)	7,105	118,582

		18,672,109

Telecommunication Services (0.74%)
8x8 Inc. (a)	17,929	180,545
Atlantic Tele-Network Inc.	2,249	117,240
Boingo Wireless Inc. (a)	4,010	28,070
Cbeyond Inc. (a)	7,000	44,870
Cincinnati Bell Inc. (a)	52,985	144,119
Cogent Communications Group Inc.	11,600	374,100
Consolidated Communications Holdings Inc.	10,142	174,848
FairPoint Communications Inc. (a)	5,294	50,558
General Communication Inc. Class A (a)	7,782	74,085
Hawaiian Telcom Holdco Inc. (a)	2,600	69,160
HickoryTech Corp.	3,244	36,917
IDT Corp. Class B	3,705	65,764
inContact Inc. (a)	13,320	110,156
Inteliquent Inc.	8,600	83,076
Iridium Communications Inc. (a)	15,983	109,963
Leap Wireless International Inc. (a)	13,674	215,912
Lumos Networks Corp.	3,750	81,262
magicJack VocalTec Ltd. (a)	4,600	59,202
NII Holdings Inc. (a)	42,800	259,796
NTELOS Holdings Corp.	3,750	70,500
Orbcomm Inc. (a)	8,390	44,215
Premiere Global Services Inc. (a)	11,940	118,922
Primus Telecommunications Group Inc.	3,100	10,509
RingCentral Inc. Class A (a)	127	2,289
Shenandoah Telecommunications Co.	6,038	145,516
Straight Path Communications Inc. Class B (a)	1,852	9,742
Towerstream Corp. (a)	16,474	47,116
USA Mobility Inc.	5,566	78,815
Vonage Holdings Corp. (a)	37,279	117,056

		2,924,323

Utilities (2.94%)
Allete Inc.	9,951	480,633
American States Water Co.	9,756	268,875
Artesian Resources Corp. Class A	1,786	39,738
Atlantic Power Corp.	28,844	124,318
Avista Corp.	14,906	393,518
Black Hills Corp.	11,089	552,898

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
California Water Service Group	11,782	$239,410
Chesapeake Utilities Corp.	2,508	131,645
Cleco Corp.	15,080	676,187
Connecticut Water Service Inc.	2,624	84,388
Consolidated Water Co. Ltd.	3,594	53,802
Delta Natural Gas Company Inc.	1,700	37,553
Dynegy Inc. (a)	24,853	480,160
El Paso Electric Co.	9,932	331,729
Empire District Electric Co., The	10,730	232,412
Genie Energy Ltd. Class B (a)	3,205	31,409
Idacorp Inc.	12,455	602,822
Laclede Group Inc., The	8,154	366,930
MGE Energy Inc.	5,659	308,698
Middlesex Water Co.	3,953	84,555
New Jersey Resources Corp.	10,376	457,063
Northwest Natural Gas Co.	6,775	284,414
NorthWestern Corp.	9,411	422,742
NRG Yield Inc. Class A (a)	5,589	169,291
Ormat Technologies Inc.	4,405	117,922
Otter Tail Corp.	9,091	250,912
Pattern Energy Group Inc. (a)	319	7,465
Piedmont Natural Gas Company Inc.	18,636	612,752
PNM Resources Inc.	19,770	447,395
Portland General Electric Co.	18,837	531,769
Pure Cycle Corp. (a)	4,300	19,866
SJW Corp.	3,948	110,623
South Jersey Industries Inc.	7,898	462,665
Southwest Gas Corp.	11,424	571,200
UIL Holdings Corp.	12,637	469,844
Unitil Corp.	3,398	99,459
UNS Energy Corp.	10,350	482,517
WGL Holdings Inc.	12,852	548,908
York Water Co.	3,400	68,238

		11,656,725

Total Common Stocks
(cost $278,202,419)		380,912,768

Registered Investment Companies (1.14%)
Financials (1.14%)
Apollo Investment Corp.	56,307	458,902
BlackRock Kelso Capital Corp.	18,510	175,660
Capital Southwest Corp.	3,428	117,272
Fidus Investment Corp.	3,400	65,960
Fifth Street Finance Corp.	33,955	349,397
Firsthand Technology Value Fund Inc. (a)	2,200	53,856
Garrison Capital Inc.	1,500	22,170
Gladstone Capital Corp.	5,050	44,086
Gladstone Investment Corp.	6,110	43,076
Golub Capital BDC LLC Inc.	8,551	148,274
GSV Capital Corp. (a)	4,900	72,618
Hercules Technology Growth Capital Inc.	15,312	233,508
KCAP Financial Inc.	6,961	62,510
Main Street Capital Corp.	9,674	289,543

	Shares	Value
Registered Investment Companies (Cont.)
Financials (Cont.)
MCG Capital Corp.	18,158	$91,516
Medallion Financial Corp.	4,500	66,960
Medley Capital Corp.	9,962	137,376
MVC Capital Inc.	5,754	75,147
New Mountain Finance Corp.	9,263	133,480
NGP Capital Resources Co.	5,276	39,201
PennantPark Floating Rate Capital Ltd.	2,500	34,450
PennantPark Investment Corp.	16,515	185,959
Prospect Capital Corp.	64,382	719,791
Solar Capital Ltd.	11,218	248,703
Solar Senior Capital Ltd.	2,978	53,842
Stellus Capital Investment Corp.	3,100	46,438
TCP Capital Corp.	6,300	102,186
THL Credit Inc.	8,401	131,224
TICC Capital Corp.	13,063	127,364
Triangle Capital Corp.	6,984	205,120

		4,535,589

Total Registered Investment Companies
(cost $4,795,039)		4,535,589

Short-term Investments (3.31%)
JPMorgan U.S. Government Money Market Fund	12,453,506	12,453,506

	Principal amount	Value
U.S. Treasury Bill (c)
0.085%, 10/17/2013	$680,000	$679,992

Total Short-term Investments
(cost $13,133,480)		13,133,498

TOTAL INVESTMENTS (100.54%)
(cost $296,130,938)		398,581,855
LIABILITIES, NET OF OTHER ASSETS (-0.54%)		(2,156,044)

NET ASSETS (100.00%)		$396,425,811

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At September 30, 2013, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	110	December 2013	$11,580,749	$11,785,400	$204,651

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (97.72%)
Australia (7.83%)
AGL Energy Ltd.	10,517	$151,290
ALS Ltd.	6,840	67,001
Alumina Ltd. (a)	46,649	44,607
Amcor Ltd.	22,831	222,788
AMP Ltd.	55,106	236,993
APA Group	15,276	85,078
Asciano Ltd.	18,010	97,953
ASX Ltd.	3,694	118,995
Aurizon Holdings Ltd.	37,900	165,470
Australia & New Zealand Banking Group Ltd.	51,759	1,486,243
Bendigo and Adelaide Bank Ltd.	7,310	68,331
BGP Holdings PLC (a) (b)	183,756	0
BHP Billiton Ltd.	60,666	2,022,717
Boral Ltd.	13,782	61,715
Brambles Ltd.	29,334	249,301
Caltex Australia Ltd.	2,519	43,451
CFS Retail Property Trust	40,983	76,466
Coca-Cola Amatil Ltd.	10,549	120,653
Cochlear Ltd.	1,045	58,961
Commonwealth Bank of Australia	30,399	2,019,461
Computershare Ltd.	9,303	86,093
Crown Ltd.	7,339	106,466
CSL Ltd.	9,389	560,576
Dexus Property Group	88,581	83,050
Echo Entertainment Group Ltd.	13,814	35,826
Federation Centres	28,374	60,352
Flight Centre Ltd.	1,064	47,943
Fortescue Metals Group Ltd.	29,472	130,599
Goodman Group	32,540	148,140
GPT Group	33,165	107,670
Harvey Norman Holdings Ltd.	10,827	32,120
Iluka Resources Ltd.	7,836	83,775
Incitec Pivot Ltd.	30,761	77,195
Insurance Australia Group Ltd.	39,634	217,041
James Hardie Industries PLC	8,057	80,275
Leighton Holdings Ltd.	3,317	59,568
Lend Lease Corp. Ltd.	10,208	96,754
Macquarie Group Ltd.	5,708	255,120
Metcash Ltd.	16,100	48,063
Mirvac Group	69,814	113,325
National Australia Bank Ltd.	44,183	1,414,613
Newcrest Mining Ltd.	14,606	159,424
Orica Ltd.	6,823	127,685
Origin Energy Ltd.	20,772	273,233
Qantas Airways Ltd. (a)	21,256	29,249
QBE Insurance Group Ltd.	22,465	307,448
Ramsay Health Care Ltd.	2,424	81,883
Rio Tinto Ltd.	8,196	472,067
Santos Ltd.	18,298	257,419
Seek Ltd.	6,039	66,929
Sonic Healthcare Ltd.	7,081	106,949
SP Ausnet	28,427	31,823
Stockland	43,224	156,053
Suncorp Group Ltd.	24,504	298,777
Sydney Airport	4,111	15,072

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Tabcorp Holding Ltd.	13,007	$39,800
Tatts Group Ltd.	27,358	79,119
Telstra Corp. Ltd.	81,159	376,295
Toll Holdings Ltd.	12,395	67,414
Transurban Group	26,704	169,403
Treasury Wine Estates Ltd.	12,793	52,751
Wesfarmers Ltd.	19,033	730,300
Westfield Group	39,731	408,086
Westfield Retail Trust	57,323	158,826
Westpac Banking Corp.	58,529	1,787,114
Whitehaven Coal Ltd.	11,892	22,299
Woodside Petroleum Ltd.	12,417	443,776
Woolworths Ltd.	23,581	769,955
WorleyParsons Ltd.	3,949	89,595

		18,820,782

Austria (0.28%)
Andritz AG	1,337	78,600
Erste Group Bank AG	4,785	151,218
Immoeast Interim Shares (a) (b)	8,216	0
Immofinanz AG	17,968	78,442
Immofinanz AG Interim Shares (a) (b)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,318	29,831
OMV AG	2,725	134,558
Raiffeisen Bank International AG	925	30,271
Telekom Austria AG	4,524	37,934
Vienna Insurance Group AG	730	37,479
VoestAlpine AG	2,100	100,415

		678,748

Belgium (1.14%)
Ageas	4,222	171,009
Anheuser-Busch InBev NV	15,139	1,506,977
Belgacom SA	2,887	76,747
Colruyt SA	1,360	75,499
Delhaize Group	1,880	118,495
Groupe Bruxelles Lambert SA	1,544	131,323
KBC GROEP NV	4,355	213,956
Solvay SA	1,132	169,759
Telenet Group Holding NV	1,033	51,435
UCB SA	2,019	122,886
Umicore SA	2,161	104,983

		2,743,069

Denmark (1.11%)
A P Moller-Maersk A/S Class A	10	86,485
A P Moller-Maersk A/S Class B	25	229,227
Carlsberg A/S Class B	1,989	204,921
Coloplast A/S Class B	2,115	120,422
Danske Bank A/S (a)	12,434	267,711
DSV A/S	3,736	105,986
Novo Nordisk A/S Class B	7,500	1,273,331
Novozymes A/S B Shares	4,414	168,855

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
TDC A/S	13,712	$116,025
Tryg A/S	462	42,529
William Demant Holding A/S (a)	438	40,478

		2,655,970

Finland (0.87%)
Elisa OYJ	2,608	62,167
Fortum OYJ	8,330	187,746
Kesko OYJ	1,244	37,328
Kone Corp. OYJ Class B	2,897	258,472
Metso OYJ	2,422	95,153
Neste Oil OYJ	2,575	56,957
Nokia OYJ (a)	71,342	468,870
Nokian Renkaat OYJ	2,041	103,654
Orion OYJ Class B	1,774	44,687
Pohjola Bank PLC	2,708	44,988
Sampo OYJ A Shares	7,919	340,252
Stora Enso OYJ R Shares	10,571	89,596
UPM-Kymmene OYJ	9,966	137,926
Wartsila OYJ Class B	3,358	151,641

		2,079,437

France (9.36%)
Accor SA	3,054	127,006
Aeroports de Paris (ADP)	540	56,536
Air Liquide SA	5,891	820,475
Alstom SA	4,151	147,861
Arkema	1,202	133,912
AtoS	1,127	88,019
AXA SA	33,762	782,183
BNP Paribas SA	18,707	1,265,389
Bouygues SA	3,542	129,259
Bureau Veritas SA	4,176	131,633
Cap Gemini SA	2,704	160,847
Carrefour SA	11,264	386,677
Casino Guichard Perrachon SA	1,043	107,478
CGG (a)	2,895	66,715
Christian Dior SA	1,008	197,664
Cie Generale des Etablissements Michelin Class B	3,512	389,457
CNP Assurances	3,047	54,886
Compagnie de Saint-Gobain	7,549	373,835
Credit Agricole SA (a)	18,649	205,644
DANONE SA	10,772	810,836
Dassault Systemes SA	1,160	154,859
Edenred	3,818	123,964
Electricite de France	4,487	141,922
Essilor International SA	3,814	410,202
Eurazeo	656	42,119
European Aeronautic Defence and Space Co. NV	10,968	698,799
Eutelsat Communications	2,857	90,327
Fonciere des Regions	601	49,849
GDF Suez	25,046	629,216
Gecina SA	421	53,840
Groupe Eurotunnel SA	10,072	91,798

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
ICADE	665	$60,735
Iliad SA	418	97,547
Imerys SA	652	45,523
JC Decaux SA	1,333	49,078
Kering	1,415	317,101
Klepierre	1,752	75,965
Lafarge SA	3,531	245,963
Lagardere SCA	2,130	69,172
Legrand SA	4,975	276,049
L’Oreal SA	4,560	783,154
LVMH Moet Hennessy Louis Vuitton SA	4,784	942,329
Natixis	17,894	85,648
Orange	35,117	440,352
Pernod Ricard SA	3,987	495,098
Publicis Groupe	3,420	272,145
Remy Cointreau SA	484	51,577
Renault SA	3,618	288,440
Rexel SA	3,956	100,615
Safran SA	4,679	288,236
Sanofi	22,462	2,278,168
Schneider Electric SA	9,942	840,762
SCOR SE	3,043	100,757
SES	5,713	163,465
Societe BIC SA	554	64,418
Societe Generale	13,195	657,447
Sodexo	1,741	162,446
STMicroelectronics NV	12,439	114,717
Suez Environnement Co.	5,216	84,607
Technip SA	1,917	225,082
Thales SA	1,647	90,541
Total SA	40,296	2,338,398
Vallourec SA	2,037	121,997
Veolia Environnement	6,742	115,152
Vinci SA	8,944	519,932
Vivendi	22,230	511,406
Wendel	630	85,400
Zodiac Aerospace	632	100,591

		22,483,220

Germany (8.04%)
Adidas AG	3,958	429,330
Allianz SE Reg.	8,604	1,352,559
Axel Springer AG	771	42,880
BASF SE	17,324	1,661,668
Bayer AG	15,579	1,836,989
Bayerische Motoren Werke (BMW) AG	6,237	670,546
Beiersdorf AG	1,865	165,614
Brenntag AG	989	164,637
Celesio AG	1,666	37,504
Commerzbank Ag (a)	18,068	208,012
Continental AG	2,097	355,467
Daimler AG Registered Shares	18,114	1,412,009
Deutsche Bank AG Reg.	19,227	882,822
Deutsche Boerse AG	3,621	272,415
Deutsche Lufthansa AG Reg. (a)	4,325	84,343

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Post AG	17,016	$564,683
Deutsche Telekom AG	52,943	767,451
E.ON SE	33,865	602,458
Fraport AG	731	51,306
Fresenius Medical Care AG & Co. KGaA	4,071	264,853
Fresenius SE & Co. KGaA	2,363	293,529
GEA Group AG	3,557	146,071
Hannover Rueckversicherung SE Reg.	1,095	80,527
HeidelbergCement AG	2,683	206,929
Henkel AG & Co. KGaA	2,455	217,442
Hochtief AG	534	46,618
Hugo Boss AG	617	79,815
Infineon Technologies AG	20,159	201,677
K+S AG Reg.	3,214	83,309
Kabel Deutschland Holding AG	1,656	194,684
Lanxess AG	1,532	99,442
Linde AG	3,492	691,616
MAN AG	655	78,102
Merck KGaA	1,202	187,574
Metro AG	2,423	96,044
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,387	661,885
Osram Licht AG (a)	1,631	76,566
ProsiebenSat.1 Media AG Reg.	2,091	88,825
QIAGEN NV (a)	4,488	96,751
RWE AG	9,338	317,592
SAP AG	17,379	1,285,357
Siemens AG Reg.	14,954	1,801,731
Suedzucker AG	1,592	46,908
Telefonica Deutschland Holding AG	5,205	41,088
ThyssenKrupp AG (a)	7,186	171,878
United Internet AG Reg.	1,933	73,222
Volkswagen AG	549	124,516

		19,317,244

Greece (0.04%)
Hellenic Telecommunications Organization SA (a)	4,511	46,991
OPAP SA	4,278	47,747

		94,738

Hong Kong (2.90%)
AAC Technologies Holdings Inc.	13,796	62,702
AIA Group Ltd.	227,243	1,067,962
ASM Pacific Technology Ltd.	4,692	47,489
Bank of East Asia Ltd.	23,274	98,577
BOC Hong Kong Holdings Ltd.	69,000	221,522
Cathay Pacific Airways Ltd.	23,494	45,862
Cheung Kong Holdings Ltd.	26,191	397,800
Cheung Kong Infrastructure Holdings Ltd.	11,611	80,542
CLP Holdings Ltd.	33,505	273,236
First Pacific Company Ltd.	44,353	49,009

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Galaxy Entertainment Group Ltd. (a)	38,880	$272,705
Hang Lung Properties Ltd.	42,000	143,504
Hang Seng Bank Ltd.	14,343	233,567
Henderson Land Development Co. Ltd.	20,741	128,095
HKT Trust and HKT Ltd.	45,000	42,237
Hong Kong & China Gas Co. Ltd.	107,082	256,525
Hong Kong Exchanges & Clearing Ltd.	20,904	335,288
Hopewell Holdings Ltd.	10,500	35,199
Hutchison Whampoa Ltd.	39,700	476,294
Hysan Development Co. Ltd.	11,916	53,159
Kerry Properties Ltd.	12,328	52,453
Li & Fung Ltd.	109,240	158,876
Link REIT, The	43,762	214,694
MGM China Holdings Ltd.	17,454	58,398
MTR Corporation Ltd.	26,688	105,638
New World Development Company Ltd. Rights (a) (b)	875	0
New World Development Company Ltd.	70,041	105,117
NWS Holdings Ltd.	27,546	42,548
Orient Overseas International Ltd.	4,400	25,841
PCCW Ltd.	81,000	35,822
Power Assets Holdings Ltd.	25,982	232,153
Sands China Ltd.	44,853	277,588
Shangri-La Asia Ltd.	30,974	51,198
Sino Land Co. Ltd.	56,961	83,724
SJM Holdings Ltd.	38,022	106,871
Sun Hung Kai Properties Ltd.	29,782	403,959
Swire Pacific Ltd. Class A	12,821	153,570
Swire Properties Ltd.	20,800	58,732
Wharf Holdings Ltd.	28,700	248,482
Wheelock and Co. Ltd.	18,104	96,170
Wynn Macau Ltd.	29,936	102,091
Yue Yuen Industrial Holdings Ltd.	14,000	38,809

		6,974,008

Ireland (0.33%)
Bank of Ireland (a)	394,092	111,961
CRH PLC (Dublin)	13,839	330,539
Elan Corp. PLC (a)	9,346	145,466
Kerry Group PLC Class A (Dublin)	2,804	170,532
Ryanair Holdings PLC	3,431	29,200

		787,698

Israel (0.45%)
Bank Hapoalim B.M. (a)	20,381	103,060
Bank Leumi Le-Israel (a)	25,021	93,011
Bezeq The Israeli Telecommunication Corporation Ltd.	37,816	69,536
Delek Group Ltd.	78	25,453
Israel Chemicals Ltd.	8,329	70,290
Israel Corporation Ltd., The (a)	59	31,157
Mizrahi Tefahot Bank Ltd. (a)	2,374	26,138
NICE Systems Ltd.	1,063	43,798

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Teva Pharmaceutical Industries Ltd.	16,124	$607,159

		1,069,602

Italy (2.10%)
Assicurazioni Generali SpA	22,006	439,120
Atlantia SpA	6,019	122,386
Banca Monte Dei Paschi di Siena SpA (a)	132,327	36,699
CNH Industrial NV (a)	17,761	227,785
Enel Green Power SpA	33,575	71,994
Enel SpA	124,451	476,806
Eni SpA	47,918	1,098,799
EXOR SpA	1,835	68,839
Fiat SpA (a)	16,868	134,409
Finmeccanica SpA (a)	7,705	46,094
Intesa Sanpaolo	220,187	454,267
Luxottica Group SpA	3,120	165,966
Mediobanca SpA	9,887	68,951
Pirelli & C. SpA	4,694	61,121
Prysmian SpA	3,927	96,159
Saipem SpA	4,935	107,222
Snam SpA	37,884	191,885
Telecom Italia RNC SpA	111,414	73,992
Telecom Italia SpA	188,248	155,350
Tenaris SA	8,786	206,106
Terna - Rete Elettrica Nationale SpA	27,791	125,424
UBI Banca - Unione di Banche Italiane ScpA	16,217	82,009
UniCredit SpA	82,078	523,217

		5,034,600

Japan (21.22%)
ABC-Mart Inc.	500	24,340
ACOM Co. Ltd. (a)	6,600	24,776
Advantest Corp.	2,800	32,217
Aeon Co. Ltd.	11,400	156,688
Aeon Credit Service Co. Ltd.	1,400	43,939
Aeon Mall Co. Ltd.	2,100	62,255
Air Water Inc.	2,769	40,762
Aisin Seiki Co. Ltd.	3,500	149,016
Ajinomoto Co. Inc.	11,000	144,361
Alfresa Holdings Corp.	700	36,034
All Nippon Airways Co. Ltd.	21,000	45,720
Amada Co. Ltd.	7,000	62,882
Aozora Bank Ltd.	19,000	56,249
Asahi Glass Co. Ltd.	19,000	117,717
Asahi Group Holdings Ltd.	7,300	191,533
Asahi Kasei Corp.	24,000	180,436
ASICS Corp.	3,000	51,640
Astellas Pharma Inc.	8,298	422,097
Bank of Kyoto Ltd., The	6,000	52,617
Bank of Yokohama Ltd., The	23,000	131,268
Benesse Holdings Inc.	1,300	47,215
Bridgestone Corp.	12,300	447,352
Brother Industries Ltd.	4,300	48,383
CALBEE Inc.	1,200	34,744

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Canon Inc.	21,400	$681,440
Casio Computer Co. Ltd.	4,800	44,340
Central Japan Railway Co.	2,700	345,552
Chiba Bank Ltd., The	14,000	101,979
Chiyoda Corp.	3,077	36,938
Chubu Electric Power Co. Inc.	11,900	162,952
Chugai Pharmaceutical Co. Ltd.	4,300	88,104
Chugoku Bank Ltd., The	3,000	42,118
Chugoku Electric Power Company Inc., The	5,500	87,288
Citizen Holdings Co. Ltd.	4,800	33,597
Coca-Cola West Co. Ltd.	1,299	25,915
Cosmo Oil Co. Ltd. (a)	11,000	20,591
Credit Saison Co. Ltd.	3,100	83,859
Dai Nippon Printing Co. Ltd.	11,000	116,161
Daicel Chemical Industries Ltd.	5,000	45,018
Daido Steel Co. Ltd.	5,000	29,300
Daihatsu Motor Co. Ltd.	4,000	77,318
Dai-ichi Life Insurance Company Ltd.	16,200	230,734
Daiichi Sankyo Co. Ltd.	12,540	226,829
Daikin Industries Ltd.	4,400	233,216
Dainippon Sumitomo Pharma Co. Ltd.	3,000	40,775
Daito Trust Construction Co. Ltd.	1,400	139,722
Daiwa House Industry Co. Ltd.	11,000	206,807
Daiwa Securities Group Inc.	31,000	277,532
DeNA Co. Ltd.	1,900	38,620
Denso Corp.	9,100	424,010
Dentsu Inc.	3,916	148,600
Don Quijote Co. Ltd.	1,000	62,567
East Japan Railway Co.	6,313	542,059
Eisai Co. Ltd.	4,700	190,783
Electric Power Development Co. Ltd.	2,100	68,366
FamilyMart Co. Ltd.	1,100	47,505
Fanuc Corp.	3,600	593,682
Fast Retailing Co. Ltd.	1,000	374,892
Fuji Electric Co. Ltd.	10,000	40,694
Fuji Heavy Industries Ltd.	11,000	303,271
FUJIFILM Holdings Corp.	8,700	208,350
Fujitsu Ltd.	35,000	130,322
Fukuoka Financial Group Inc.	15,000	67,603
Furukawa Electric Co. Ltd.	12,000	27,590
Gree Inc. (a)	1,779	13,845
GungHo Online Entertainment Inc. (a)	60	46,574
Gunma Bank Ltd.	7,000	40,877
Hachijuni Bank Ltd., The	7,549	46,848
Hakuhodo DY Holdings Inc.	4,000	29,706
Hamamatsu Photonics KK	1,293	48,605
Hankyu Hanshin Holdings Inc.	21,000	116,435
Hino Motors Ltd.	5,000	73,452
Hirose Electric Co. Ltd.	600	91,927
Hiroshima Bank Ltd., The	9,000	38,273
Hisamitsu Pharmaceutical Co. Inc.	1,200	66,901
Hitachi Chemical Co. Ltd.	1,900	30,521
Hitachi Construction Machinery Co. Ltd.	2,100	46,895
Hitachi High-Technologies Corp.	1,200	26,858

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Ltd.	91,000	$598,983
Hitachi Metals Ltd.	4,000	48,995
Hokkaido Electric Power Co. Inc. (a)	3,300	44,416
Hokuhoku Financial Group Inc.	22,000	46,106
Hokuriku Electric Power Co.	3,100	45,225
Honda Motor Co. Ltd.	30,700	1,166,534
Hoya Corp.	8,100	191,097
Hulic Company Ltd.	5,000	74,673
Ibiden Co. Ltd.	2,300	37,509
Idemitsu Kosan Co. Ltd.	400	34,590
IHI Corp.	25,000	105,041
INPEX Corp.	16,400	193,206
Isetan Mitsukoshi Holdings Ltd.	6,840	101,179
Isuzu Motors Ltd.	22,000	144,585
Itochu Corp.	28,500	348,512
Itochu Techno-Solutions Corp.	500	17,753
Iyo Bank Ltd., The	5,000	52,292
J. Front Retailing Co. Ltd.	8,600	69,468
Japan Airlines Co. Ltd.	1,100	66,473
Japan Exchange Group Inc.	4,500	99,481
Japan Petroleum Exploration Co.	500	21,466
Japan Prime Realty Investment Corp.	15	52,648
Japan Real Estate Investment Corp.	11	128,470
Japan Retail Fund Investment Corp.	41	84,340
Japan Steel Works Ltd., The	6,000	34,732
Japan Tobacco Inc.	20,800	746,976
JFE Holdings Inc.	9,200	238,014
JGC Corp.	4,000	144,056
Joyo Bank Ltd., The	12,000	64,337
JSR Corp.	3,300	61,135
JTEKT Corp.	4,300	58,707
JX Holdings Inc.	42,300	219,042
Kajima Corp.	15,000	60,888
Kamigumi Co. Ltd.	4,000	33,939
Kaneka Corp.	5,000	32,555
Kansai Electric Power Company Inc., The (a)	13,100	167,923
Kansai Paint Co. Ltd.	4,000	52,983
Kao Corp.	9,800	305,082
Kawasaki Heavy Industries Ltd.	27,000	116,740
KDDI Corp.	10,100	517,870
Keikyu Corp.	9,000	84,969
Keio Corp.	11,000	78,783
Keisei Electric Railway Co. Ltd.	5,000	51,986
Keyence Corp.	870	329,696
Kikkoman Corp.	3,000	54,784
Kinden Corp.	3,000	32,199
Kintetsu Corp.	31,000	115,428
Kirin Holdings Co. Ltd.	16,000	232,606
Kobe Steel Ltd. (a)	48,000	88,875
Koito Manufacturing Company Ltd.	1,924	36,485
Komatsu Ltd.	17,600	436,710
Konami Corp.	2,000	46,106
Konica Minolta Holdings Inc.	9,000	75,446
Kubota Corp.	20,000	288,316
Kuraray Co. Ltd.	6,600	78,895

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kurita Water Industries Ltd.	2,200	$46,621
Kyocera Corp.	6,200	328,623
Kyowa Hakko Kirin Co. Ltd.	4,000	41,019
Kyushu Electric Power Co. Inc. (a)	8,300	118,300
Lawson Inc.	1,300	101,704
LIXIL Group Corp.	5,100	104,755
M3 Inc.	16	44,226
Mabuchi Motor Co. Ltd.	500	26,298
Makita Corp.	2,100	121,776
Marubeni Corp.	31,000	243,471
Marui Group Co. Ltd.	4,400	41,137
Maruichi Steel Tube Ltd.	1,000	24,803
Mazda Motor Corp. (a)	51,000	226,736
McDonald’s Holdings Company Ltd. (Japan)	1,300	35,815
MEDIPAL HOLDINGS CORP.	2,900	35,728
MEIJI Holdings Company Ltd.	1,068	58,346
Miraca Holdings Inc.	1,090	48,570
Mitsubishi Chemical Holdings Corp.	25,000	116,486
Mitsubishi Corp.	26,500	535,419
Mitsubishi Electric Corp.	37,000	387,710
Mitsubishi Estate Company Ltd.	24,000	707,096
Mitsubishi Gas Chemical Co. Inc.	7,000	58,680
Mitsubishi Heavy Industries Ltd.	57,000	326,476
Mitsubishi Logistics Corp.	2,000	30,134
Mitsubishi Materials Corp.	21,000	86,525
Mitsubishi Motors Corp. (a)	8,300	91,533
Mitsubishi Tanabe Pharma Corp.	4,300	60,238
Mitsubishi UFJ Financial Group Inc.	240,200	1,532,178
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,500	55,440
Mitsui & Co. Ltd.	32,900	477,292
Mitsui Chemicals Inc.	15,000	41,050
Mitsui Fudosan Co. Ltd.	16,000	536,345
Mitsui OSK Lines Ltd. (a)	21,000	94,644
Mitsui Sumitomo Insurance Group Holdings Inc.	9,500	247,418
Mizuho Financial Group Inc.	432,729	937,701
Murata Manufacturing Co. Ltd.	3,800	289,557
Nabtesco Corp.	2,045	49,765
Namco Bandai Holdings Inc.	3,200	59,739
NEC Corp.	47,000	108,541
Nexon Co. Ltd.	2,000	24,335
NGK Insulators Ltd.	5,000	75,692
NGK Spark Plug Co. Ltd.	4,000	88,265
NHK Spring Co. Ltd.	3,000	30,642
Nidec Corp.	1,900	156,570
Nikon Corp.	6,300	109,791
Nintendo Co. Ltd.	2,000	226,461
Nippon Building Fund Inc.	13	161,351
Nippon Electric Glass Co. Ltd.	7,500	40,058
Nippon Express Co. Ltd.	16,000	80,085
Nippon Meat Packers Inc.	3,000	42,881
Nippon Prologis REIT Inc.	5	49,901
Nippon Steel Corp.	142,000	481,062
Nippon Telegraph & Telephone Corp.	8,213	424,457

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Yusen KK	29,000	$91,459
Nishi-Nippon City Bank Ltd., The	12,000	32,596
Nissan Motor Co. Ltd.	47,000	470,502
Nisshin Seifun Group Inc.	3,630	36,560
Nissin Foods Holdings Co. Ltd.	1,100	45,099
Nitori Holdings Co. Ltd.	650	59,515
Nitto Denko Corp.	3,100	201,526
NKSJ Holdings Inc.	6,200	159,013
NOK Corp.	2,000	31,090
Nomura Holdings Inc.	68,600	533,893
Nomura Real Estate Holdings Inc.	2,300	56,508
Nomura Real Estate Office Fund Inc.	7	35,963
Nomura Research Institute Ltd.	2,000	69,383
NSK Ltd.	9,000	91,653
NTT Data Corp.	2,300	77,334
NTT DoCoMo Inc.	28,600	463,210
NTT Urban Development Corp.	2,300	30,114
Obayashi Corp.	12,000	71,540
Odakyu Electric Railway Co. Ltd.	12,000	119,029
Oji Paper Co. Ltd.	16,000	74,877
Olympus Corp. (a)	4,400	133,529
Omron Corp.	3,800	137,047
Ono Pharmaceutical Co. Ltd.	1,500	92,019
Oracle Corp. Japan	700	26,064
Oriental Land Co. Ltd.	900	148,512
Orix Corp.	23,700	384,572
Osaka Gas Co. Ltd.	35,000	148,838
OTSUKA Corp.	300	38,212
Otsuka Holdings Co. Ltd.	6,831	197,782
Panasonic Corp. (a)	41,800	403,137
Park24 Co. Ltd.	1,900	33,730
Rakuten Inc.	13,600	205,463
Resona Holdings Inc.	35,495	181,276
Ricoh Co. Ltd.	13,000	149,580
RINNAI Corp.	700	51,844
Rohm Co. Ltd.	1,800	73,798
Sankyo Co. Ltd.	1,000	48,782
Sanrio Co. Ltd.	800	49,077
Santen Pharmaceutical Co. Ltd.	1,400	67,867
SBI Holdings Inc.	4,000	51,518
Secom Co. Ltd.	3,900	243,614
Sega Sammy Holdings Inc.	3,426	98,603
Sekisui Chemical Co. Ltd.	8,000	81,225
Sekisui House Ltd.	10,000	134,086
Seven & I Holdings Co. Ltd.	14,280	520,092
Seven Bank Ltd.	11,000	36,706
Sharp Corp. (a)	21,000	76,911
Shikoku Electric Power Co. Inc. (a)	3,500	59,357
Shimadzu Corp.	5,000	47,307
Shimamura Co. Ltd.	400	39,758
Shimano Inc.	1,500	133,832
Shimizu Corp.	11,000	53,604
Shin-Etsu Chemical Co. Ltd.	7,700	470,014
Shinsei Bank Ltd.	31,000	75,060
Shionogi & Co. Ltd.	5,700	119,515
Shiseido Co. Ltd.	6,700	120,238

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shizuoka Bank Ltd., The	11,000	$124,889
Showa Denko KK	28,000	37,886
Showa Shell Sekiyu KK	3,400	37,980
SMC Corp.	1,000	237,448
Softbank Corp.	18,100	1,250,308
Sojitz Corp.	22,100	43,168
Sony Corp.	19,000	405,534
Sony Financial Holdings Inc.	3,200	58,534
Stanley Electric Co. Ltd.	2,800	59,393
SUMCO Corp.	2,300	18,649
Sumitomo Chemical Co. Ltd.	27,000	102,732
Sumitomo Corp.	21,000	282,436
Sumitomo Electric Industries Ltd.	14,300	206,873
Sumitomo Heavy Industries Ltd.	10,000	45,374
Sumitomo Metal Mining Co. Ltd.	10,000	141,004
Sumitomo Mitsui Financial Group Inc.	23,989	1,158,022
Sumitomo Mitsui Trust Holdings Inc.	62,000	305,916
Sumitomo Realty & Development Co. Ltd.	7,000	331,502
Sumitomo Rubber Industries Ltd.	3,100	47,653
Suntory Beverage & Food Ltd. (a)	2,300	77,568
Suruga Bank Ltd.	4,000	68,650
Suzuken Co. Ltd.	1,280	42,061
Suzuki Motor Corp.	6,898	165,055
Sysmex Corp.	1,400	89,160
T&D Holdings Inc.	10,700	132,151
TAIHEIYO CEMENT CORP.	22,000	95,793
Taisei Corp.	19,000	93,362
Taisho Pharmaceutical Holdings Co. Ltd.	600	39,493
Taiyo Nippon Sanso Corp.	5,000	33,471
Takashimaya Co. Ltd.	5,000	46,747
Takeda Pharmaceutical Company Ltd.	14,900	702,594
TDK Corp.	2,300	90,086
Teijin Ltd.	18,000	41,386
Terumo Corp.	2,800	143,283
THK Co. Ltd.	2,200	48,658
Tobu Railway Co. Ltd.	19,000	100,127
Toho Co. Ltd.	2,200	45,793
Toho Gas Co. Ltd.	8,000	41,833
Tohoku Electric Power Co. Inc. (a)	8,400	103,061
Tokio Marine Holdings Inc.	13,000	423,877
Tokyo Electric Power Company Inc. (a)	26,900	167,210
Tokyo Electron Ltd.	3,200	171,240
Tokyo Gas Co. Ltd.	46,000	251,773
Tokyo Tatemono Co. Ltd.	8,000	73,086
Tokyu Corp.	21,000	149,550
Tokyu Land Corp. (b)	9,000	93,484
TonenGeneral Sekiyu KK	5,000	46,137
Toppan Printing Co. Ltd.	10,000	80,472
Toray Industries Inc.	28,000	183,733
Toshiba Corp.	75,000	335,724
Toto Ltd.	6,000	83,870
Toyo Seikan Kaisha Ltd.	2,800	54,806
Toyo Suisan Kaisha Ltd.	2,000	58,558

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyoda Gosei Co. Ltd.	1,200	$29,495
Toyota Boshoku Corp.	1,400	18,701
Toyota Industries Corp.	3,000	129,101
Toyota Motor Corp.	52,000	3,316,954
Toyota Tsusho Corp.	3,900	101,731
Trend Micro Inc.	2,000	74,368
Tsumura & Co.	1,100	32,207
UBE Industries Ltd.	19,000	35,760
Unicharm Corp.	2,100	122,417
United Urban Investment Corp.	43	65,619
USS Co. Ltd.	4,200	60,717
West Japan Railway Co.	3,200	136,894
Yahoo Japan Corp.	27,200	154,132
Yakult Honsha Co. Ltd.	1,700	85,004
Yamada Denki Co. Ltd.	18,400	54,286
Yamaguchi Financial Group Inc.	4,000	39,229
Yamaha Corp.	2,900	41,304
Yamaha Motor Co. Ltd.	5,400	78,779
Yamato Holdings Co. Ltd.	6,900	155,275
Yamato Kogyo Co. Ltd.	800	29,625
Yamazaki Baking Co. Ltd.	2,000	21,568
Yaskawa Electric Corp.	4,000	56,117
Yokogawa Electric Corp.	4,100	58,312
Yokohama Rubber Company Ltd., The	4,000	39,392

		50,987,281

Netherlands (2.91%)
Aegon NV	35,192	260,424
Akzo Nobel NV	4,582	301,105
ArcelorMittal	18,928	260,165
ASML Holding NV	6,717	663,358
Corio NV	1,269	54,670
Delta Lloyd NV	3,593	76,460
Fugro NV	1,353	82,533
Gemalto NV	1,462	156,983
Heineken Holding NV	1,893	119,737
Heineken NV	4,300	304,766
ING Groep NV (a)	72,091	814,459
Koninklijke Ahold NV	19,143	331,619
Koninklijke Boskalis Westminster NV CVA	1,330	58,909
Koninklijke DSM NV	2,961	223,443
Koninklijke KPN NV	61,916	197,262
Koninklijke Philips NV	18,023	581,033
Koninklijke Vopak NV	1,299	74,433
OCI NV (a)	1,710	57,834
Randstad Holding NV	2,386	134,410
Reed Elsevier NV	12,960	260,627
TNT Express NV	6,809	62,160
Unibail-Rodamco SE	1,806	448,092
Unilever NV CVA	30,648	1,192,244
Wolters Kluwer - CVA	5,648	145,597
Ziggo NV	3,172	128,480

		6,990,803

	Shares	Value
Common Stocks (Cont.)
New Zealand (0.12%)
Auckland International Airport Ltd.	18,043	$49,677
Contact Energy Ltd.	6,866	30,851
Fletcher Building Ltd.	12,554	99,054
SKYCITY Entertainment Group Ltd.	10,408	34,664
Telecom Corp. of New Zealand Ltd.	36,499	70,481

		284,727

Norway (0.79%)
Aker Solutions ASA	3,204	44,997
DnB NOR ASA	18,208	276,455
Gjensidige Forsikring ASA	3,900	58,890
Norsk Hydro ASA	17,016	70,546
Orkla ASA	14,531	105,843
Seadrill Ltd.	7,077	317,528
Statoil ASA	20,976	476,152
Subsea 7 SA (a)	4,998	103,896
Telenor ASA	13,126	299,923
Yara International ASA	3,486	143,944

		1,898,174

Portugal (0.18%)
Banco Espirito Santo SA Reg. (a)	33,959	36,156
Energias de Portugal SA	37,928	138,539
Galp Energia SGPS SA B Shares	6,467	107,568
Jeronimo Martins SGPS SA	4,716	96,849
Portugal Telecom SGPS SA	12,356	55,680

		434,792

Singapore (1.52%)
Ascendas Real Estate Investment Trust	40,000	72,695
CapitaCommercial Trust	35,000	40,453
Capitaland Ltd.	47,000	115,763
Capitamall Trust	48,000	74,991
CapitaMalls Asia Ltd.	26,807	41,774
City Developments Ltd.	8,000	65,362
Comfortdelgro Corp. Ltd.	36,000	56,530
DBS Group Holdings Ltd.	31,791	416,092
Genting Singapore PLC	114,000	130,397
Global Logistic Properties Ltd.	57,726	132,978
Golden Agri-Resources Ltd.	141,330	58,580
Hutchison Port Holdings Trust	100,000	78,000
Jardine Cycle & Carriage Ltd.	1,863	56,653
Keppel Corp. Ltd.	27,400	227,578
Keppel Land Ltd.	14,101	39,789
Noble Group Ltd.	82,800	61,380
Olam International Ltd.	27,798	33,901
Oversea-Chinese Banking Corporation Ltd.	48,797	400,629
Sembcorp Industries Ltd.	18,220	76,827
Sembcorp Marine Ltd.	15,800	57,052
Singapore Airlines Ltd.	10,267	85,439
Singapore Exchange Ltd.	16,000	92,591

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Press Holdings Ltd.	30,000	$98,282
Singapore Technologies Engineering Ltd.	29,000	96,393
Singapore Telecommunications Ltd.	149,450	444,341
StarHub Ltd.	12,000	41,035
United Overseas Bank Ltd.	23,881	393,464
UOL Group Ltd.	8,639	42,350
Wilmar International Ltd.	36,000	90,965
Yangzijiang Shipbuilding Holdings Ltd.	36,548	31,900

		3,654,184

Spain (3.12%)
Abertis Infraestructuras SA	6,904	134,170
Abertis Infraestructuras SA Rights (a)	6,904	6,716
Acciona SA	474	26,968
ACS Actividades de Construccion y Servicios SA	2,902	92,260
Amadeus IT Holding SA A Shares	7,222	255,981
Banco Bilbao Vizcaya Argentaria SA	103,980	1,161,929
Banco Bilbao Vizcaya Argentaria SA Rights (a)	103,980	14,208
Banco de Sabadell SA	51,788	130,384
Banco de Sabadell SA Rights (a) (b)	51,788	10,663
Banco Popular Espanol SA (a)	24,423	131,138
Banco Santander SA	209,669	1,709,847
Bankia SA (a)	75,210	81,907
CaixaBank	21,686	95,172
Distribuidora Internacional de Alimentacion SA	11,086	96,120
Enagas SA	3,355	82,221
Ferrovial SA	7,510	135,025
Gas Natural SDG SA	6,799	141,926
Grifols SA	2,490	102,237
Grifols SA Class B	383	11,749
Iberdrola SA	91,867	533,793
Industria de Diseno Textil SA	4,115	634,079
International Consolidated Airlines Group SA (a)	17,929	97,991
Mapfre SA	14,174	50,738
Red Electrica Corporacion SA	2,041	116,162
Repsol SA	16,092	398,937
Telefonica SA (a)	76,892	1,197,309
Zardoya Otis SA	2,973	48,264

		7,497,894

Sweden (3.19%)
Alfa Laval AB	5,972	144,126
Assa Abloy AB Class B	6,271	287,853
Atlas Copco AB Class A	12,761	373,694
Atlas Copco AB Class B	7,269	192,054
Boliden AB	5,049	75,655
Electrolux AB Series B	4,525	117,513
Elekta AB B Shares	7,055	113,509
Getinge AB B Shares	3,687	131,779
Hennes & Mauritz AB (H&M) B Shares	18,007	782,012
Hexagon AB B Shares	4,496	135,579

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Husqvarna AB B Shares	8,301	$53,900
Industrivarden AB C Shares	2,307	42,466
Investment AB Kinnevik B Shares	4,187	144,959
Investor AB B Shares	8,497	257,817
Lundin Petroleum AB (a)	4,181	90,169
Millicom International Cellular SA SDR	1,251	110,468
Nordea Bank AB	53,488	645,015
Ratos AB B Shares	3,562	33,172
Sandvik AB	20,094	277,646
Scania AB Class B	5,897	126,351
Securitas AB Class B	5,922	67,636
Skandinaviska Enskilda Banken AB Class A	28,349	300,398
Skanska AB Class B	7,322	140,819
SKF AB B Shares	7,282	202,709
Svenska Cellulosa AB B Shares	11,025	277,911
Svenska Handelsbanken AB A Shares	9,405	402,296
Swedbank AB - A Shares	17,168	399,902
Swedish Match AB	3,776	133,256
Tele2 AB B Shares	5,918	75,694
Telefonaktiebolaget LM Ericsson B Shares	57,545	765,571
TeliaSonera AB	44,418	340,321
Volvo AB B Shares	28,614	428,540

		7,670,790

Switzerland (8.90%)
ABB Ltd. Reg.	41,475	980,981
Actelion Ltd. Reg.	2,113	150,002
Adecco SA Reg.	2,435	173,400
Aryzta AG	1,654	110,559
Baloise Holding AG Reg.	894	98,856
Banque Cantonale Vaudoise (BCV) Reg.	57	31,404
Barry Callebaut AG Reg.	42	42,170
Compagnie Financiere Richemont SA Reg.	9,838	985,595
Credit Suisse Group AG Reg.	28,206	861,447
Ems-Chemie Holding AG Reg	155	54,846
Geberit AG Reg.	739	199,551
Givaudan SA Reg.	159	232,254
Holcim Ltd. Reg.	4,335	322,602
Julius Baer Group Ltd.	4,231	197,433
Kuehne & Nagel International AG Reg.	1,002	131,295
Lindt & Spruengli AG	16	65,656
Lindt & Spruengli AG Reg.	2	95,096
Lonza Group AG Reg.	1,000	81,827
Nestle SA Reg.	60,807	4,252,826
Novartis AG	43,342	3,330,866
Pargesa Holding SA	503	37,738
Partners Group Holding AG	348	85,312
Roche Holding AG	13,240	3,570,781
Schindler Holding AG	898	134,846
Schindler Holding AG Reg.	401	58,264

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
SGS SA Reg	102	$243,510
Sika AG	40	116,592
Sonova Holding AG Reg.	909	112,978
Sulzer AG Reg.	461	71,366
Swatch Group AG Reg., The	842	94,968
Swatch Group AG, The	579	372,619
Swiss Life Holding AG Reg.	586	110,934
Swiss Prime Site AG Reg.	943	72,940
Swiss Re AG	6,611	546,805
Swisscom AG	437	210,006
Syngenta AG Reg.	1,758	718,091
Transocean Ltd.	6,874	305,334
UBS AG Reg.	68,641	1,404,167
Zurich Insurance Group AG	2,812	724,183

		21,390,100

United Kingdom (21.27%)
3i Group PLC	18,448	108,650
Aberdeen Asset Management PLC	17,829	109,277
Admiral Group PLC	3,629	72,439
Aggreko PLC	5,214	135,393
AMEC PLC	5,496	95,558
Anglo American PLC	26,350	647,549
Antofagasta PLC	7,341	97,273
ARM Holdings PLC	26,531	423,497
Associated British Foods PLC	6,686	203,058
AstraZeneca PLC	23,586	1,227,787
Aviva PLC	55,512	356,598
Babcock International Group PLC	6,923	134,044
BAE Systems PLC	61,190	450,131
Barclays PLC Sponsored ADR	230,329	989,996
Barclays PLC Sponsored ADR Rights (a)	57,582	75,275
BG Group PLC	64,195	1,226,839
BHP Billiton PLC	39,971	1,177,705
BP PLC	358,067	2,510,573
British American Tobacco PLC	36,209	1,920,645
British Land Co. PLC	17,591	164,461
British Sky Broadcasting Group PLC	19,341	272,407
BT Group PLC	148,689	824,201
Bunzl PLC	6,336	137,243
Burberry Group PLC	8,296	219,453
Capita PLC	12,560	202,521
Carnival PLC	3,381	114,615
Centrica PLC	97,261	582,115
Cobham PLC	20,495	95,324
Compass Group PLC	34,125	469,582
Croda International PLC	2,583	111,022
Diageo PLC	47,275	1,503,884
Direct Line Insurance Group PLC	15,645	53,999
easyJet PLC	2,904	60,082
Experian PLC	19,053	363,045
Fresnillo PLC	3,335	52,533
G4S PLC	26,089	107,405
GKN PLC	30,985	171,553
GlaxoSmithKline PLC	92,790	2,339,643

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Glencore Xstrata PLC	200,260	$1,091,585
Hammerson PLC	13,360	108,359
Hargreaves Lansdown PLC	4,297	68,138
HSBC Holdings PLC	351,125	3,805,115
ICAP PLC	10,458	63,371
IMI PLC	6,001	141,354
Imperial Tobacco Group PLC	18,312	677,988
Inmarsat PLC	8,616	98,895
InterContinental Hotels Group PLC	5,161	150,560
Intertek Group PLC	3,014	161,263
Intu Properties PLC	12,606	65,530
Invensys PLC	12,515	100,898
Investec PLC	10,649	69,028
ITV PLC	70,083	198,891
J Sainsbury PLC	22,870	144,950
Johnson Matthey PLC	3,807	173,061
Kingfisher PLC	44,430	277,569
Land Securities Group PLC	14,852	220,964
Legal & General Group PLC	111,805	355,124
Lloyds Banking Group PLC (a)	870,105	1,036,458
London Stock Exchange Group PLC	3,288	81,814
Marks & Spencer Group PLC	30,418	244,544
Meggitt PLC	14,507	128,935
Melrose Industries PLC	23,826	115,639
National Grid PLC	68,943	815,325
Next PLC	3,053	255,033
Old Mutual PLC	92,506	280,946
Pearson PLC	15,556	316,558
Persimmon PLC	5,648	99,299
Petrofac Ltd.	4,847	110,248
Prudential PLC	48,251	899,087
Randgold Resources Ltd.	1,680	121,056
Reckitt Benckiser Group PLC	12,209	893,385
Reed Elsevier PLC	22,326	301,076
Resolution Ltd.	25,930	133,406
Rexam PLC	15,034	117,214
Rio Tinto PLC	24,009	1,174,986
Rolls-Royce Holdings PLC	35,515	639,347
Royal Bank of Scotland Group PLC (a)	40,717	237,235
Royal Dutch Shell PLC Class A	71,593	2,364,400
Royal Dutch Shell PLC Class B	48,281	1,668,371
RSA Insurance Group PLC	68,941	134,935
SABMiller PLC	18,117	921,977
Sage Group PLC, The	22,091	117,947
Schroders PLC	1,827	76,191
SEGRO PLC	14,566	73,101
Serco Group PLC	9,463	83,722
Severn Trent PLC	4,494	128,264
Shire PLC	10,434	418,574
Smith & Nephew PLC	16,679	208,183
Smiths Group PLC	7,222	163,567
SSE PLC	18,084	431,531
Standard Chartered PLC	45,640	1,094,261
Standard Life PLC	43,988	245,967
Tate & Lyle PLC	8,795	104,865
Tesco PLC	152,336	885,355

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Travis Perkins PLC	4,610	$123,142
Tui Travel PLC	9,288	55,289
Tullow Oil PLC	17,173	284,686
Unilever PLC	24,216	956,561
United Utilities Group PLC	12,767	142,819
Vedanta Resources PLC	1,596	27,956
Vodafone Group PLC	917,437	3,208,118
Weir Group PLC, The	3,929	148,203
Whitbread PLC	3,426	164,394
William Hill PLC	16,117	105,150
William Morrison Supermarkets PLC	42,189	191,239
Wolseley PLC	5,189	268,563
WPP PLC	24,732	508,491

		51,087,431

United States (0.05%)
Coca-Cola HBC AG Sponsored ADR	3,684	110,041

		110,041

Total Common Stocks
(cost $179,755,428)		234,745,333

Preferred Stocks (0.58%)
Germany (0.58%)
Bayerische Moteren Werke (BMW) AG PFD	1,028	83,861
Fuchs Petrolub AG PFD	674	56,442
Henkel AG & Co. KGaA PFD	3,333	343,454
Porsche Automobil Holding SE PFD	2,919	255,103
RWE AG-Non Voting PFD	765	25,097
Volkswagen AG PFD	2,717	640,490

		1,404,447

Total Preferred Stocks
(cost $593,530)		1,404,447

	Shares	Value
Short-term Investments (0.55%)
State Street Institutional U.S. Government Money Market Fund	1,308,406	$1,308,406

Total Short-term Investments
(cost $1,308,406)		1,308,406

TOTAL INVESTMENTS (98.85%)
(cost $181,657,364)		237,458,186
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (1.15%)		2,764,520

NET ASSETS (100.00%)		$240,222,706

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(c)	At September 30, 2013, cash in the amount of $729,172 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$69,546,690	29.29
British Pound	51,087,431	21.51
Japanese Yen	50,987,281	21.47
Swiss Franc	21,390,100	9.01
Australian Dollar	18,820,782	7.92
Swedish Krona	7,670,790	3.23
Hong Kong Dollar	6,974,008	2.94
Singapore Dollar	3,576,184	1.51
Danish Krone	2,655,970	1.12
Norwegian Krone	1,898,174	0.80
United States Dollar	1,496,447	0.63
Israeli Shekel	1,069,602	0.45
New Zealand Dollar	284,727	0.12

Total Investments	$237,458,186	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$59,905,677	24.94
Industrials	30,734,027	12.80
Consumer Discretionary	28,067,085	11.68
Consumer Staples	26,492,031	11.03
Health Care	23,497,952	9.78
Materials	19,383,614	8.07
Energy	16,149,864	6.72
Telecommunication Services	12,908,999	5.37
Information Technology	10,263,098	4.27
Utilities	8,747,433	3.64

Total Stocks	236,149,780	98.30
Short-term Investments	1,308,406	0.55
Cash and Other Assets, Net of Liabilities	2,764,520	1.15

Net Assets	$240,222,706	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	4	December 2013	$491,522	$487,254	$(4,268)
Euro Stoxx 50	42	December 2013	1,625,348	1,635,840	10,492
FTSE 100 Index	11	December 2013	1,164,836	1,144,960	(19,876)
Hang Seng Index	1	October 2013	150,171	147,520	(2,651)
Nikkei 225 Index	13	December 2013	949,799	960,501	10,702

Total					$(5,601)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Australian Dollar	Citibank N.A.	12/18/2013	56,562	$(52,000)	$766	$—
British Pound	Morgan Stanley and Co. Inc.	12/18/2013	145,017	(231,000)	3,636	—
British Pound	UBS AG	12/18/2013	150,052	(240,000)	2,782	—
Euro	Morgan Stanley and Co. Inc.	12/18/2013	304,437	(407,000)	4,940	—
Japanese Yen	Morgan Stanley and Co. Inc.	12/18/2013	50,339,550	(510,000)	2,382	—
Japanese Yen	UBS AG	12/18/2013	(15,826,560)	160,000	—	(1,091)
Swiss Franc	Citibank N.A.	12/18/2013	(74,277)	80,000	—	(2,186)

Total					$14,506	$(3,277)

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Shares	Value
Registered Investment Companies (99.82%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	7,974,006	$89,069,649
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,666,122	148,768,989

Total Registered Investment Companies
(cost $221,591,550)		237,838,638

TOTAL INVESTMENTS (99.82%)
(cost $221,591,550)		237,838,638
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.18%)		434,744

NET ASSETS (100.00%)		$238,273,382

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (62.65%)
Aerospace/Defense (1.57%)
Northrop Grumman Corp.
5.050%, 08/01/2019	$500,000	$560,955
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,521,588
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	505,652
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	1,997,588
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	1,811,068
Raytheon Co.
2.500%, 12/15/2022	2,000,000	1,833,794
Northrop Grumman Corp.
3.250%, 08/01/2023	3,000,000	2,835,354

		11,065,999

Agriculture, Foods, & Beverage (4.26%)
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	528,168
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,089,061
Hershey Co.
5.450%, 09/01/2016	500,000	563,618
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,134,910
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	554,110
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,302,822
Kraft Foods Inc.
6.125%, 02/01/2018	131,000	151,468
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	433,909
Pepsico Inc.
7.900%, 11/01/2018	500,000	636,492
2.250%, 01/07/2019	2,000,000	2,004,908
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,029,122
Kellogg Co.
4.000%, 12/15/2020	1,000,000	1,058,489
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,089,490
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,033,211
General Mills Inc.
3.150%, 12/15/2021	2,000,000	1,971,854
Pepsico Inc.
2.750%, 03/05/2022	1,500,000	1,428,324
Kellogg Co.
3.125%, 05/17/2022	2,000,000	1,944,946
Kraft Foods Group Inc.
3.500%, 06/06/2022	1,500,000	1,481,451
Sysco Corp.
2.600%, 06/12/2022	2,000,000	1,892,402
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	909,058

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kellogg Co.
2.750%, 03/01/2023	$1,000,000	$926,024
Pepsico Inc.
2.750%, 03/01/2023	2,000,000	1,873,330
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	1,892,888
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,034,482

		29,964,537

Automotive (0.78%)
Daimler Finance NA LLC
6.500%, 11/15/2013	500,000	503,404
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,085,540
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	994,431
2.625%, 01/10/2023	2,000,000	1,867,382

		5,450,757

Banks (1.62%)
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	515,156
US Bank NA
4.950%, 10/30/2014	500,000	524,060
Fifth Third Bank
4.750%, 02/01/2015	500,000	524,156
Wachovia Bank NA
5.600%, 03/15/2016	500,000	552,266
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	557,882
Wachovia Corp.
5.750%, 06/15/2017	500,000	575,030
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,004,972
KFW
4.875%, 06/17/2019	1,000,000	1,158,000
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,047,464
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,001,816
US Bancorp
3.000%, 03/15/2022	2,000,000	1,950,672

		11,411,474

Building Materials & Construction (1.01%)
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,001,512
6.000%, 09/30/2016	500,000	562,550
5.750%, 01/15/2021	1,000,000	1,103,763
Fluor Corp.
3.375%, 09/15/2021	2,000,000	1,998,282
Sonoco Products Co.
4.375%, 11/01/2021	1,000,000	1,033,342

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Stanley Black & Decker Inc.
2.900%, 11/01/2022	$1,500,000	$1,408,467

		7,107,916

Chemicals (3.29%)
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	512,264
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,125,001
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	573,753
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	591,294
PPG Industries Inc.
7.400%, 08/15/2019	500,000	600,537
3.600%, 11/15/2020	1,000,000	1,014,595
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,030,847
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,054,763
3.000%, 09/01/2021	1,000,000	981,485
Dow Chemical Co., The
4.125%, 11/15/2021	1,500,000	1,531,119
Praxair Inc.
2.450%, 02/15/2022	1,000,000	939,172
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	1,954,366
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,194,778
PPG Industries Inc.
2.700%, 08/15/2022	2,000,000	1,854,648
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	1,841,588
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	1,883,260
Praxair Inc.
2.700%, 02/21/2023	2,000,000	1,893,356
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	2,000,000	1,890,902
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	628,712

		23,096,440

Colleges (0.16%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,135,599

Commercial Service/Supply (0.66%)
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	513,091
5.750%, 09/15/2017	500,000	551,054
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	573,541

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
4.300%, 06/01/2021	$1,000,000	$1,052,129
3.250%, 06/01/2022	2,000,000	1,945,740

		4,635,555

Computer Software & Services (1.90%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,004,707
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	965,782
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,038,362
Intel Corp.
3.300%, 10/01/2021	2,000,000	1,990,642
Oracle Corp.
2.500%, 10/15/2022	2,000,000	1,843,706
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,857,464
Microsoft Corp.
2.375%, 05/01/2023	2,000,000	1,814,048
Texas Instruments Inc.
2.250%, 05/01/2023	2,000,000	1,806,062

		13,320,773

Computers (1.39%)
International Business Machines Corp.
6.500%, 10/15/2013	500,000	501,032
5.700%, 09/14/2017	500,000	578,948
1.875%, 05/15/2019	2,000,000	1,974,206
1.625%, 05/15/2020	1,000,000	939,482
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	971,939
4.300%, 06/01/2021	2,000,000	1,943,000
International Business Machines Corp.
1.875%, 08/01/2022	1,000,000	889,682
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	956,654
International Business Machines Corp.
3.375%, 08/01/2023	1,000,000	986,598

		9,741,541

Consumer & Marketing (4.33%)
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,040,536
Clorox Co.
5.000%, 01/15/2015	500,000	526,590
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,048,876
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,119,911

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Kimberly-Clark Corp.
6.125%, 08/01/2017	$500,000	$585,504
Danaher Corp.
5.625%, 01/15/2018	500,000	576,262
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,192,430
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,007,164
McDonald’s Corp.
1.875%, 05/29/2019	500,000	494,826
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,024,617
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,250,389
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,009,217
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	964,995
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,018,016
Procter & Gamble Co., The
2.300%, 02/06/2022	2,000,000	1,904,850
Kimberly-Clark Corp.
2.400%, 03/01/2022	1,000,000	948,705
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,877,714
Clorox Co.
3.050%, 09/15/2022	1,000,000	953,257
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	900,827
2.100%, 05/01/2023	1,000,000	912,413
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,369,542
Kimberly-Clark Corp.
2.400%, 06/01/2023	3,000,000	2,783,499
Procter & Gamble Co., The
3.100%, 08/15/2023	3,000,000	2,965,386

		30,475,526

Electronic/Electrical Manufacturing (0.89%)
Emerson Electric Co.
4.750%, 10/15/2015	1,000,000	1,078,986
General Electric Co.
2.700%, 10/09/2022	2,000,000	1,886,504
Emerson Electric Co.
2.625%, 02/15/2023	3,500,000	3,319,802

		6,285,292

Financial Services (1.54%)
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	507,098
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	529,103
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	557,488

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
General Electric Capital Corp.
5.400%, 02/15/2017	$500,000	$562,380
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,144,154
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,172,864
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,065,723
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,043,102
General Electric Capital Corp.
3.150%, 09/07/2022	1,500,000	1,418,312
JPMorgan Chase & Co.
3.250%, 09/23/2022	2,000,000	1,886,786
3.200%, 01/25/2023	1,000,000	935,518

		10,822,528

Forest Products & Paper (0.17%)
International Paper Co.
5.250%, 04/01/2016	500,000	544,018
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	635,502

		1,179,520

Health Care (6.20%)
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,008,002
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,014,911
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	1,000,000	1,021,184
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,033,368
Amgen Inc.
4.850%, 11/18/2014	500,000	524,166
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	529,662
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,058,100
Medtronic Inc.
4.750%, 09/15/2015	500,000	538,494
Baxter International Inc.
5.900%, 09/01/2016	500,000	569,592
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,248,122
Wyeth
5.450%, 04/01/2017	500,000	570,854
Amgen Inc.
5.850%, 06/01/2017	500,000	570,476
Johnson & Johnson
5.550%, 08/15/2017	500,000	578,448
AstraZeneca PLC
5.900%, 09/15/2017	500,000	581,774
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	582,012

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Becton Dickinson & Co.
5.000%, 05/15/2019	$1,000,000	$1,135,291
Baxter International Inc.
4.500%, 08/15/2019	500,000	556,850
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,469,307
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,016,696
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,062,848
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,063,104
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,060,612
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	991,338
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,013,405
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	983,749
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	1,918,956
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,348,762
Baxter International Inc.
2.400%, 08/15/2022	2,000,000	1,852,736
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	1,858,930
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,863,148
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	1,888,504
Medtronic Inc.
2.750%, 04/01/2023	2,500,000	2,348,240
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	1,891,538
Baxter International Inc.
3.200%, 06/15/2023	4,000,000	3,902,768
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,917,120

		43,573,067

Machinery & Manufacturing (5.23%)
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,068,263
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,047,194
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	532,049
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,081,501
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,106,123
Caterpillar Inc.
5.700%, 08/15/2016	500,000	564,360

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Eaton Corp.
5.300%, 03/15/2017	$1,000,000	$1,102,653
Honeywell International Inc.
5.300%, 03/15/2017	500,000	565,636
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	577,506
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	576,758
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,093,290
Covidien International
6.000%, 10/15/2017	500,000	578,184
United Technologies Corp.
5.375%, 12/15/2017	500,000	574,394
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	943,815
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,038,025
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,074,280
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,091,712
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,045,943
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,016,853
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,035,405
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	956,348
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	2,000,000	1,911,164
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	1,967,470
Deere & Co.
2.600%, 06/08/2022	1,000,000	943,363
Covidien International
3.200%, 06/15/2022	2,000,000	1,960,090
3M Co.
2.000%, 06/26/2022	1,500,000	1,399,023
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,004,787
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	1,851,920
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	1,853,476
Covidien International
2.950%, 06/15/2023	3,000,000	2,830,251
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,406,576

		36,798,412

Media & Broadcasting (1.88%)
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,049,319

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Walt Disney Co., The
5.625%, 09/15/2016	$1,000,000	$1,134,927
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	540,870
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	1,955,898
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,015,964
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	949,255
Comcast Corp.
3.125%, 07/15/2022	2,000,000	1,948,488
Reed Elsevier Capital
3.125%, 10/15/2022	2,000,000	1,851,536
Walt Disney Co., The
2.350%, 12/01/2022	2,000,000	1,836,250
Comcast Corp.
2.850%, 01/15/2023	1,000,000	948,276

		13,230,783

Mining & Metals (2.27%)
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,035,241
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,061,876
Alcoa Inc.
5.550%, 02/01/2017	500,000	536,631
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	563,899
2.050%, 09/30/2018	500,000	500,718
Rio Tinto Finance USA Ltd.
2.250%, 12/14/2018	2,000,000	1,971,934
3.500%, 11/02/2020	1,000,000	993,949
4.125%, 05/20/2021	2,000,000	2,033,710
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	929,139
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,488,596
Alcoa Inc.
5.870%, 02/23/2022	750,000	750,081
BHP Billiton Finance USA Ltd.
2.875%, 02/24/2022	1,000,000	955,768
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	884,392
4.100%, 05/01/2023	2,000,000	1,761,196
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	503,833

		15,970,963

Oil & Gas (5.06%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	567,251
Apache Corp.
5.625%, 01/15/2017	500,000	564,801

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance
5.200%, 03/22/2017	$500,000	$565,582
Canadian National Resources
5.700%, 05/15/2017	500,000	565,352
Weatherford International Inc.
6.350%, 06/15/2017	500,000	561,022
EOG Resources Inc.
5.875%, 09/15/2017	500,000	579,633
Husky Energy Inc.
6.200%, 09/15/2017	500,000	575,474
Encana Corp.
5.900%, 12/01/2017	500,000	573,813
Chevron Corp.
1.718%, 06/24/2018	2,000,000	1,993,520
Shell International Finance
1.900%, 08/10/2018	1,500,000	1,504,869
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,009,000
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,146,307
ConocoPhillips
6.000%, 01/15/2020	500,000	591,980
Chevron Corp.
2.427%, 06/24/2020	2,000,000	1,976,980
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,049,026
Apache Corp.
3.625%, 02/01/2021	500,000	512,542
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,047,196
Canadian National Resources
3.450%, 11/15/2021	1,000,000	995,961
Total Capital International SA
2.875%, 02/17/2022	2,000,000	1,918,746
Apache Corp.
3.250%, 04/15/2022	1,000,000	978,993
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,435,848
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,839,524
Shell International Finance
2.375%, 08/21/2022	2,000,000	1,839,964
Chevron Corp.
2.355%, 12/05/2022	2,000,000	1,841,342
Shell International Finance
2.250%, 01/06/2023	1,500,000	1,350,864
Apache Corp.
2.625%, 01/15/2023	2,000,000	1,832,724
Total Capital International SA
2.700%, 01/25/2023	1,000,000	931,021
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,847,766
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	1,842,332

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance
3.400%, 08/12/2023	$500,000	$494,316
Total Capital International SA
3.700%, 01/15/2024	1,000,000	1,004,479

		35,538,228

Retailers (3.28%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,085,077
Target Corp.
5.875%, 07/15/2016	1,000,000	1,135,725
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	565,667
McDonald’s Corp.
5.300%, 03/15/2017	500,000	559,584
Target Corp.
5.375%, 05/01/2017	500,000	569,310
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	571,768
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,010,600
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	1,933,306
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,076,270
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,061,522
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,096,347
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,025,516
3.120%, 04/15/2022	1,000,000	974,532
Walgreen Co.
3.100%, 09/15/2022	2,000,000	1,881,916
CVS Caremark Corp.
2.750%, 12/01/2022	2,000,000	1,847,962
Home Depot Inc.
2.700%, 04/01/2023	3,000,000	2,815,140
Wal-Mart Stores Inc.
2.550%, 04/11/2023	2,000,000	1,849,216
Lowe’s Companies Inc.
3.875%, 09/15/2023	1,000,000	1,012,758

		23,072,216

Telecom & Telecom Equipment (2.34%)
Vodafone Group PLC
4.150%, 06/10/2014	500,000	512,156
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,043,859
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	537,312
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,112,842
Verizon Communications Inc.
3.650%, 09/14/2018	1,000,000	1,053,693

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Vodafone Group PLC
5.450%, 06/10/2019	$500,000	$566,662
Verizon Communications Inc.
4.500%, 09/15/2020	500,000	531,733
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,023,962
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,091,546
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,050,216
3.000%, 02/15/2022	1,000,000	937,801
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	887,951
Verizon Communications Inc.
2.450%, 11/01/2022	2,500,000	2,216,702
AT&T Inc.
2.625%, 12/01/2022	1,000,000	896,283
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	918,740
Verizon Communications inc.
5.150%, 09/15/2023	1,000,000	1,071,786

		16,453,244

Transportation (2.31%)
United Parcel Service Inc.
3.125%, 01/15/2021	1,500,000	1,520,276
Burlington North Santa Fe
3.050%, 03/15/2022	1,000,000	962,540
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	1,927,458
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	477,078
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,869,038
Canadian National Railway Co.
2.250%, 11/15/2022	2,000,000	1,825,806
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	1,904,632
Burlington North Santa Fe
3.000%, 03/15/2023	2,000,000	1,881,964
Union Pacific Corp.
2.750%, 04/15/2023	2,000,000	1,876,604
Burlington North Santa Fe
3.850%, 09/01/2023	2,000,000	2,005,234

		16,250,630

Utilities & Energy (10.51%)
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,023,418
Union Electric Co.
5.500%, 05/15/2014	500,000	513,037
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,041,729
Union Electric Co.
4.750%, 04/01/2015	500,000	524,880

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co.
4.700%, 04/15/2015	$500,000	$529,462
Southwestern Electric Power
5.375%, 04/15/2015	500,000	529,692
San Diego Gas & Electric Co.
5.300%, 11/15/2015	500,000	546,853
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,100,146
Virginia Electric & Power Co.
5.400%, 01/15/2016	500,000	550,325
Ohio Power Co.
6.000%, 06/01/2016	500,000	559,948
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	565,753
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	567,748
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	567,168
Georgia Power Co.
5.700%, 06/01/2017	500,000	571,076
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,104,360
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	576,994
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,118,036
Union Electric Co.
6.400%, 06/15/2017	500,000	582,548
Florida Power Corp.
5.800%, 09/15/2017	500,000	577,170
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	582,102
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	571,493
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	574,340
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	534,076
Southern California Gas
5.450%, 04/15/2018	500,000	575,816
Pacificorp
5.650%, 07/15/2018	500,000	582,600
Public Service Electric and Gas Co.
2.300%, 09/15/2018	1,000,000	1,016,925
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	638,452
MidAmerican Energy Co.
2.400%, 03/15/2019	1,000,000	1,018,497
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,031,973
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,010,078
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,024,347
Public Service Company of Colorado
3.200%, 11/15/2020	1,000,000	1,021,265

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Appalachian Power Co.
4.600%, 03/30/2021	$500,000	$536,063
Commonwealth Edison
3.400%, 09/01/2021	1,000,000	1,016,157
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	981,594
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	961,490
Consumers Energy Co.
2.850%, 05/15/2022	2,000,000	1,946,542
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	1,908,682
Detroit Edison Co.
2.650%, 06/15/2022	500,000	475,683
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	1,845,030
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,418,622
Northern States Power Co.
2.150%, 08/15/2022	500,000	455,476
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	901,467
Ameren Illinois Co.
2.700%, 09/01/2022	2,000,000	1,902,426
PPL Electric Utilities
2.500%, 09/01/2022	500,000	466,850
PECO Energy Co.
2.375%, 09/15/2022	500,000	463,772
Public Service Company of Colorado
2.250%, 09/15/2022	1,000,000	916,468
Tampa Electric Co.
2.600%, 09/15/2022	500,000	470,564
NSTAR Electric Co.
2.375%, 10/15/2022	1,000,000	923,262
Wisconsin Power & Light
2.250%, 11/15/2022	1,600,000	1,459,461
Connecticut Light & Power
2.500%, 01/15/2023	1,000,000	931,326
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,368,972
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	1,891,888
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	1,855,966
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	1,897,650
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	935,828
Public Service Electric and Gas Co.
2.375%, 05/15/2023	3,000,000	2,747,823
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,898,864
Pacificorp
2.950%, 06/01/2023	1,000,000	965,809
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	1,905,546

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	$3,000,000	$2,922,462
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	998,115
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,001,033
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,200,000	1,226,149
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,042,322
Nabors Industries Inc. (a)
5.100%, 09/15/2023	2,000,000	2,031,566
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,026,468
San Diego Gas & Electric Co.
6.000%, 06/01/2026	500,000	614,406
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,225,970

		73,870,079

Total Corporate Bonds
(cost $440,822,647)		440,451,079

Commercial Mortgage-Backed Securities (0.19%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	891,224	897,218
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	445,268	445,558

Total Commercial Mortgage-Backed Securities
(cost $1,331,202)		1,342,776

Government Agency Securities (b) (20.90%)
Agency Commercial Mortgage-Backed Securities (10.50%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	9,792,870
2.373%, 05/25/2022	10,000,000	9,422,101
2.682%, 10/25/2022	10,000,000	9,579,600
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	9,973,220
2.715%, 02/25/2022	7,000,000	6,806,569
2.482%, 04/25/2022	10,000,000	9,486,000
2.377%, 05/25/2022	10,000,000	9,367,530
2.509%, 11/25/2022	10,000,000	9,403,390

		73,831,280

Agency Mortgage-Backed Securities (9.29%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	108,292	114,730
5.000%, 09/01/2018	105,604	111,908
5.000%, 09/01/2018	61,369	65,017
4.500%, 11/01/2018	182,028	192,432
5.500%, 11/01/2018	84,755	88,942
5.000%, 01/01/2019	74,969	79,426
5.000%, 04/01/2019	78,865	83,562

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
4.500%, 05/01/2019	$116,850	$126,403
4.000%, 05/01/2019	87,157	92,402
5.500%, 06/01/2019	149,197	157,260
5.000%, 01/01/2020	84,958	90,021
5.500%, 04/01/2020	137,841	147,595
5.500%, 07/01/2020	223,325	239,128
6.000%, 07/01/2021	204,411	223,959
4.500%, 05/01/2024	502,293	531,423
4.500%, 05/01/2024	191,107	202,286
4.500%, 09/01/2024	434,254	459,044
5.000%, 10/01/2024	682,767	732,779
4.000%, 10/01/2024	616,111	652,314
4.000%, 01/01/2025	487,528	517,749
4.000%, 07/01/2025	528,043	559,036
4.500%, 08/01/2025	504,430	533,668
3.500%, 04/01/2026	679,002	715,022
2.500%, 02/01/2027	5,005,289	5,043,179
6.000%, 11/01/2028	14,008	15,465
6.500%, 06/01/2029	27,139	30,155
7.500%, 12/01/2030	1,631	1,867
7.000%, 07/01/2031	2,950	3,237
6.500%, 09/01/2031	4,700	5,322
6.000%, 11/01/2032	46,124	50,952
6.000%, 12/01/2032	25,239	27,873
5.500%, 05/01/2033	365,543	396,966
5.500%, 07/01/2033	450,644	492,563
5.000%, 08/01/2033	189,200	204,635
5.500%, 03/01/2034	115,818	125,414
5.000%, 04/01/2034	125,714	136,332
6.000%, 07/01/2034	393,143	429,381
5.500%, 05/01/2035	464,534	503,095
5.000%, 05/01/2035	408,501	440,696
4.500%, 08/01/2035	135,968	144,853
5.000%, 10/01/2035	121,724	130,968
6.500%, 08/01/2036	195,932	216,734
5.500%, 10/01/2037	230,401	249,154
5.500%, 11/01/2037	298,956	323,289
6.000%, 01/01/2038	168,430	183,303
6.000%, 01/01/2038	136,006	148,110
4.500%, 06/01/2039	808,626	859,528
5.000%, 06/01/2039	615,046	662,580
4.500%, 10/01/2039	1,031,219	1,097,539
5.000%, 10/01/2039	912,550	983,233
5.000%, 01/01/2040	433,331	466,935
4.500%, 02/01/2040	360,088	383,233
4.000%, 07/01/2041	1,908,860	1,996,060
Federal National Mortgage Association
5.500%, 12/01/2016	8,817	9,280
5.500%, 01/01/2017	57,141	60,170
6.500%, 01/01/2017	12,281	12,705
5.500%, 01/01/2017	10,867	11,438
5.500%, 02/01/2017	48,434	51,009
5.000%, 03/01/2017	53,452	56,986
6.000%, 04/01/2017	10,781	11,415

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.500%, 01/01/2018	$38,659	$40,717
5.000%, 02/01/2018	58,548	62,181
5.000%, 05/01/2018	150,163	159,494
5.000%, 05/01/2018	133,000	141,467
4.500%, 05/01/2018	122,349	130,017
4.500%, 05/01/2018	113,098	120,170
5.000%, 05/01/2018	67,307	71,293
4.500%, 03/01/2019	100,546	106,229
5.500%, 10/01/2019	301,940	323,614
5.000%, 11/01/2019	189,344	201,403
4.500%, 12/01/2019	120,060	127,679
5.000%, 06/01/2020	322,306	345,340
4.500%, 09/01/2020	158,109	167,441
5.000%, 05/01/2021	257,836	273,836
5.500%, 05/01/2021	217,499	235,480
4.500%, 04/01/2023	60,307	64,171
5.000%, 01/01/2024	277,414	297,659
4.500%, 04/01/2024	87,341	93,179
4.000%, 06/01/2024	404,798	429,842
4.500%, 11/01/2024	382,518	406,767
3.500%, 12/01/2025	627,297	662,744
3.000%, 12/01/2026	1,318,159	1,366,067
7.500%, 09/01/2029	19,626	22,583
8.000%, 03/01/2030	3,464	3,628
6.500%, 05/01/2030	20,391	22,567
6.500%, 08/01/2031	2,022	2,256
7.000%, 08/01/2031	1,804	1,825
6.500%, 10/01/2031	14,539	16,857
6.000%, 11/01/2031	14,940	16,320
7.000%, 01/01/2032	24,728	29,683
3.000%, 02/01/2032	6,558,568	6,563,251
3.000%, 02/01/2032	4,484,045	4,487,225
6.000%, 03/01/2032	11,851	12,946
6.500%, 03/01/2032	7,754	8,605
6.500%, 04/01/2032	53,958	60,141
7.000%, 04/01/2032	28,148	31,550
6.500%, 05/01/2032	188,165	211,170
6.000%, 05/01/2032	13,995	15,531
7.000%, 06/01/2032	38,839	43,573
7.000%, 06/01/2032	21,689	23,638
6.500%, 06/01/2032	13,798	15,395
6.500%, 07/01/2032	30,286	33,817
6.000%, 08/01/2032	123,633	138,045
5.500%, 10/01/2032	163,174	178,512
6.500%, 10/01/2032	78,983	87,446
6.000%, 11/01/2032	87,839	97,296
6.000%, 01/01/2033	65,158	72,061
5.500%, 03/01/2033	66,426	72,270
5.500%, 03/01/2033	59,438	64,926
6.000%, 04/01/2033	172,654	188,644
5.000%, 05/01/2033	221,570	240,895
5.000%, 05/01/2033	60,759	66,129
5.000%, 08/01/2033	224,521	244,020
5.500%, 10/01/2033	219,919	240,326

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 03/01/2034	$376,543	$409,431
5.500%, 05/01/2034	303,998	332,245
6.000%, 07/01/2034	171,621	189,975
5.500%, 12/01/2034	467,619	513,550
5.500%, 04/01/2035	293,946	321,175
5.000%, 07/01/2035	336,840	365,226
5.500%, 07/01/2035	310,761	338,726
5.000%, 10/01/2035	236,692	256,802
5.000%, 11/01/2035	92,713	100,455
6.000%, 08/01/2036	164,032	179,011
6.000%, 12/01/2037	78,135	85,270
5.500%, 02/01/2038	250,422	272,453
5.500%, 06/01/2038	560,026	609,294
4.500%, 03/01/2039	735,179	789,793
5.000%, 05/01/2039	871,692	943,340
4.500%, 05/01/2039	566,764	604,880
5.000%, 11/01/2039	1,138,217	1,248,102
4.500%, 01/01/2040	684,519	730,805
4.500%, 09/01/2040	1,253,173	1,339,091
3.500%, 01/01/2041	1,859,478	1,894,288
4.500%, 04/01/2041	662,190	707,976
5.000%, 05/01/2041	889,312	968,836
4.000%, 11/01/2041	2,110,019	2,214,686
Government National Mortgage Association
6.000%, 05/15/2017	45,266	47,668
6.500%, 06/15/2028	37,285	42,801
6.000%, 11/15/2028	22,969	25,383
6.500%, 03/15/2029	47,506	53,283
7.000%, 06/15/2029	18,646	19,080
7.500%, 08/20/2030	9,044	10,587
6.000%, 01/15/2032	15,826	17,707
5.500%, 10/15/2033	211,699	233,661
5.000%, 11/20/2033	328,498	361,857
6.000%, 12/20/2033	104,623	120,714
5.500%, 11/15/2038	464,040	508,854
5.000%, 09/15/2039	854,471	929,174
4.500%, 10/15/2039	1,336,784	1,441,061
5.000%, 12/15/2039	354,798	387,214
4.000%, 09/20/2040	2,584,638	2,747,153
4.500%, 03/20/2041	553,084	597,821
5.000%, 05/20/2041	476,729	522,139

		65,303,248

Agency Notes & Bonds (1.11%)
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,637,665
7.125%, 01/15/2030	500,000	694,585
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,501,461

		7,833,711

Total Government Agency Securities
(cost $148,152,675)		146,968,239

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (15.15%)
U.S. Treasury Bonds
7.500%, 11/15/2016	$500,000	$604,844
8.125%, 08/15/2019	750,000	1,023,984
6.250%, 08/15/2023	8,000,000	10,587,504
6.875%, 08/15/2025	1,000,000	1,409,219
U.S. Treasury Notes
2.625%, 07/31/2014	2,000,000	2,041,796
2.375%, 08/31/2014	1,000,000	1,020,586
4.250%, 11/15/2014	1,000,000	1,045,898
4.000%, 02/15/2015	2,000,000	2,103,828
4.125%, 05/15/2015	1,000,000	1,062,617
2.125%, 05/31/2015	5,000,000	5,154,490
4.250%, 08/15/2015	2,000,000	2,147,110
4.500%, 11/15/2015	10,000,000	10,874,220
4.500%, 02/15/2016	10,000,000	10,961,720
2.625%, 04/30/2016	1,000,000	1,054,609
3.250%, 07/31/2016	2,000,000	2,149,844
3.000%, 08/31/2016	1,000,000	1,068,438
2.750%, 05/31/2017	5,000,000	5,331,250
4.250%, 11/15/2017	12,000,000	13,530,936
3.500%, 02/15/2018	9,000,000	9,886,644
3.875%, 05/15/2018	2,000,000	2,236,406
3.750%, 11/15/2018	17,000,000	18,966,951
3.625%, 08/15/2019	2,000,000	2,220,000

Total U.S. Treasury Obligations
(cost $99,716,215)		106,482,894

	Shares	Value
Short-term Investments (0.50%)
JPMorgan U.S. Government Money Market Fund	3,528,874	$3,528,874

Total Short-term Investments
(cost $3,528,874)		3,528,874

TOTAL INVESTMENTS (99.39%)
(cost $693,551,613)		698,773,862
OTHER ASSETS, NET OF LIABILITIES (0.61%)		4,313,918

NET ASSETS (100.00%)		$703,087,780

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $2,031,566 or 0.29% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (95.16%)
Alabama (1.89%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,062,410
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,155,636
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	551,365
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,152,340
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,022,551
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,461,233
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,074,780

					9,480,315

Alaska (0.91%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,061,620
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,392,805
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,110,089

					4,564,514

Arizona (8.15%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	A3	1,900,000	2,153,954
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	933,896
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	AA-	1,140,000	1,323,814
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,398,137
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,135,790
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,061,510
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,588,845
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	AA-	800,000	918,912
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	A+	1,140,000	1,289,807
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	AA-	300,000	316,761
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa3	1,500,000	1,565,220
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,156,320
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	A+	2,000,000	2,237,000
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,126,020
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	517,145
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,061,224
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	A+	1,725,000	1,900,622
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,135,460
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,062,500
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	A+	1,000,000	1,090,070
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,590,310
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,223,185
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	2,996,550

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	$2,000,000	$2,008,700

					40,791,752

Arkansas (1.91%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2020	AA+	150,000	155,355
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,082,960
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100) (b)	4.000%	02/01/2022	NR	1,270,000	1,332,560
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2026	Aa2	725,000	684,436
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2027	NR	100,000	95,055
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,560,270
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	755,000	703,826
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,090,322
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	2,000,000	1,874,060

					9,578,844

California (2.69%)
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA	1,395,000	1,432,651
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA	450,000	461,444
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	990,630
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	580,194
State of California, Various Purpose General Obligation Bonds (Prerefunded to 11-01-2013 @ 100) (b)	5.000%	11/01/2022	A	600,000	602,256
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,078,200
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	935,613
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	210,000	221,090
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2025	Aa2	985,000	1,068,558
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A	1,300,000	1,456,702
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	976,742
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,510,315
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,106,800
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,029,360

					13,450,555

Colorado (2.53%)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2022	Aa2	250,000	273,065
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,088,870

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	$4,165,000	$4,141,343
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,451,506
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	1,570,000	1,620,884
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,339,690
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,467,380
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aa1	1,230,000	1,269,914

					12,652,652

Connecticut (1.99%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,098,688
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,900,000	1,800,478
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,305,682
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	969,798
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	632,921
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2028	Aa1	2,400,000	2,179,080
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	2,250,000	1,994,985

					9,981,632

Delaware (1.04%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,688,862
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,146,923
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A
(Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	1,120,000	1,317,008
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	54,224

					5,207,017

Florida (3.51%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,595,625
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,035,930
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	765,000	831,188
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,555,680
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,050,260
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	440,352
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,012,740
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,855,873
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,091,560
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	1,940,172
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,145,534

					17,554,914

Georgia (1.20%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,061,090
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	335,578
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,239,280

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	$1,000,000	$1,108,430
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,271,142

					6,015,520

Hawaii (0.44%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,218,340

Idaho (1.08%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,518,055
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,551,607
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,353,614

					5,423,276

Illinois (1.02%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	4,900,000	5,102,419

Indiana (0.25%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,072,780
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	175,000	179,949

					1,252,729

Iowa (2.21%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	350,000	375,988
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,533,239
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,496,729
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,073,332
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,909,861
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,356,944
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,299,088

					11,045,181

Kansas (3.67%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2019	Aa3	730,000	735,709
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2020	Aa1	620,000	649,624
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2021	Aa3	245,000	246,916
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	5,550,000	5,132,085
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	4.250%	10/01/2022	Aaa	4,265,000	4,437,818
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation School Bonds, Series 2005-C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2025	Aaa	1,000,000	1,047,970
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	1,984,238

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	$2,460,000	$2,636,579
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,497,048

					18,367,987

Kentucky (1.65%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	620,000	653,641
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,756,430
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,066,210
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,577,830
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,211,916

					8,266,027

Louisiana (0.40%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA-	1,390,000	1,329,285
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2026	AA-	720,000	665,662

					1,994,947

Maine (0.18%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	894,275

Maryland (1.56%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	1,992,249
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (b)	5.000%	06/01/2023	Aaa	1,000,000	1,077,470
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2012, Second Series B, Tax-Exempt Bonds	2.250%	08/01/2023	Aaa	2,100,000	1,954,554
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,786,289

					7,810,562

Massachusetts (0.32%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	565,000	550,378
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	565,000	529,382
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	565,000	512,749

					1,592,509

Michigan (4.11%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,048,520
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	782,935
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	242,415
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	AA	1,625,000	1,679,096
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,074,040
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	2,846,029
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	AA	1,600,000	1,600,880

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa2	$4,240,000	$4,222,277
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,567,369
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	2,604,954
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	1,000,000	888,670

					20,557,185

Minnesota (1.43%)
Independent School District No. 277 (Westonka), Minnesota, General Obligation School Building Bonds, Series 2012A	2.000%	02/01/2022	Aa2	2,060,000	1,965,673
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,121,690
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,663,950
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H (c)	4.000%	02/01/2026	Aaa	500,000	526,055
State of Minnesota, General Obligation State Trunk Highway Bonds, Series 2012B	3.000%	08/01/2026	Aa1	900,000	877,455

					7,154,823

Mississippi (0.87%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	400,000	418,320
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,160,070
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,145,310
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,629,317

					4,353,017

Missouri (1.62%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	536,867
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,071,800
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,104,000
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,626,427
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,787,235

					8,126,329

Montana (0.51%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	334,322
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	3.000%	06/01/2022	Aa3	300,000	306,204
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa3	380,000	413,318
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	275,067
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	539,868
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	665,513

					2,534,292

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (1.36%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	$1,140,000	$1,246,567
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	1,999,628
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	Aa2	1,500,000	1,658,130
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	1,889,161

					6,793,486

New Hampshire (0.43%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2021	AA	610,000	614,721
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2023	AA	980,000	987,585
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	530,575

					2,132,881

New Jersey (5.91%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,306,877
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.750%	11/01/2019	AA	985,000	1,011,122
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2020	AA	1,550,000	1,610,310
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA	580,000	599,975
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,295,267
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA	175,000	188,949
County of Bergen, New Jersey, General Obligation Bonds of 2012, Series C	2.000%	12/01/2023	Aaa	3,900,000	3,485,625
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	1,820,000	1,616,124
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	698,898
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,464,754
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	392,204
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2025	AA-	835,000	792,482
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,330,658
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,450,660
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2026	AA-	755,000	683,343
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,523,209
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AA+	850,000	892,832
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,481,299
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,142,900
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,455,582
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AA+	630,000	651,653

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	$1,495,000	$1,521,462
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	938,520
Township of Moorestown, in the County of Burlington, New Jersey, General Obligation Bonds Consisting of General Improvement Bonds and Water-Sewer Utility Bonds	4.000%	01/15/2033	Aa2	1,140,000	1,053,360

					29,588,065

New Mexico (1.83%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,034,180
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa2	1,700,000	1,815,022
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,039,864
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,665,700
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	510,425
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2	1,000,000	1,080,890

					9,146,081

New York (2.27%)
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	1,960,000	2,008,530
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,084,180
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	450,438
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A2	1,000,000	1,050,860
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,369,861
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	713,962
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	510,000	520,940
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A2	1,000,000	1,053,500
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,034,500
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	AA	950,000	1,006,990
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	AA	995,000	1,051,088

					11,344,849

North Carolina (3.21%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2020	Aa1	1,000,000	1,071,450
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,518,128
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,165,460
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,351,450
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,080,360
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,617,465
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2026	Aaa	230,000	225,446
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	204,009
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,181,800
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,690,665

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2027	Aaa	$255,000	$246,868
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	312,330
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	431,986

					16,097,417

North Dakota (0.27%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,339,416

Ohio (3.60%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	800,242
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,190,490
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,163,610
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,624,525
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,375,727
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,108,680
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,550,910
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,075,380
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,540,866
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	1,901,528
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,691,474

					18,023,432

Oklahoma (1.32%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,703,875
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,112,100
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,254,018
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	434,364
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	845,368
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	250,000	246,698

					6,596,423

Oregon (2.19%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,174,946
Emerald People’s Utility District, Lane County, Oregon (Prerefunded to 11-01-2013 @ 100) (b)	5.250%	11/01/2021	A1	705,000	707,778
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,040,678
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,532,946
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,615,740
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	617,407

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	$330,000	$357,446
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	694,048
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,074,710
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,134,618

					10,950,317

Pennsylvania (2.32%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	964,774
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	2,575,000	2,722,779
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,541,722
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,048,486
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,089,575
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,293,717
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,142,829
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,790,642

					11,594,524

Rhode Island (0.75%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,090,020
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,125,912
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	543,305

					3,759,237

South Carolina (4.47%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,888,375
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,937,052
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,106,935
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,594,035
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	AA-	2,620,000	2,779,244
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	A1	3,500,000	3,787,350
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	AA-	2,850,000	2,960,438
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	AA-	1,525,000	1,586,900
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	3,749,157

					22,389,486

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Dakota (0.18%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.375%	01/15/2021	AA-	$910,000	$909,682

Tennessee (3.26%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	189,219
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,322,380
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,097,190
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	2,185,000	2,153,602
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	AA	1,000,000	1,067,650
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,389,100
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.500%	10/01/2025	AA+	425,000	460,292
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,370,735
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,252,033

					16,302,201

Texas (2.42%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	AA-	2,000,000	2,203,160
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,686,930
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,008,400
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	925,758
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,588,682
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	AA	1,000,000	997,580
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,710,905

					12,121,415

Utah (0.87%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (b)	5.250%	04/01/2022	NR	680,000	696,789
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,093,440
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	505,215
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2012	3.500%	06/15/2026	Aaa	900,000	914,166
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,147,487

					4,357,097

Virginia (3.54%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,045,251
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	545,563
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,657,539
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,646,317

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (Cont.)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	$1,000,000	$1,062,980
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,462,225
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	1,943,725
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,027,279
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,118,958
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,216,411

					17,726,248

Washington (3.50%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,535,588
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,080,200
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,223,220
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,707,000
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	722,364
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,460,746
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	472,537
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	927,243
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,420,466

					17,549,364

West Virginia (3.02%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A+	2,200,000	2,539,416
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,303,912
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A+	2,240,000	2,404,685
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,394,556
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A+	2,595,000	2,761,755
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,719,798

					15,124,122

Wisconsin (1.30%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	2,700,000	2,741,121
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	850,000	921,723
Village of Whitefish Bay, Wisconsin, (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	3.250%	04/01/2029	Aa1	495,000	431,269
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	Aa3	2,495,000	2,429,955

					6,524,068

Total Long-term Municipal Bonds
(cost $481,349,890)					476,341,424

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Shares	Value
Short-term Investments (3.42%)
JPMorgan Tax Free Money Market Fund	17,112,474	$17,112,474

Total Short-term Investments
(cost $17,112,474)		17,112,474

TOTAL INVESTMENTS (98.58%)
(cost $498,462,364)		493,453,898
OTHER ASSETS, NET OF LIABILITIES (1.42%)		7,091,150

NET ASSETS (100.00%)		$500,545,048

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2013

(Unaudited)

	Principal
	amount	Value
Short-term Investments (99.22%)
Agriculture, Foods, & Beverage (6.88%)
Coca-Cola Co. (a)
0.070%, 10/11/2013	$1,650,000	$1,649,968
0.080%, 10/15/2013	10,750,000	10,749,666
0.080%, 12/06/2013	3,250,000	3,249,523
Nestle Capital Corp. (a)
0.050%, 12/16/2013	1,880,000	1,879,802
Nestle Finance International Ltd.
0.060%, 10/28/2013	4,000,000	3,999,820

		21,528,779

Automotive (13.27%)
American Honda Finance Corp.
0.090%, 10/10/2013	2,000,000	1,999,955
0.090%, 10/22/2013	3,210,000	3,209,831
0.100%, 10/23/2013	8,000,000	7,999,511
PACCAR Financial Corp.
0.050%, 10/01/2013	2,500,000	2,500,000
0.050%, 10/11/2013	1,850,000	1,849,974
0.050%, 10/24/2013	2,000,000	1,999,936
0.050%, 10/29/2013	7,800,000	7,799,697
Toyota Motor Credit Corp.
0.080%, 12/03/2013	2,970,000	2,969,584
0.080%, 12/10/2013	11,175,000	11,173,262

		41,501,750

Chemicals (8.04%)
EI du Pont de Nemours and Co. (a)
0.050%, 10/21/2013	4,000,000	3,999,889
0.060%, 10/22/2013	11,650,000	11,649,592
Praxair Inc.
0.050%, 10/09/2013	9,500,000	9,499,894

		25,149,375

Computers (3.10%)
International Business Machines Corp. (a)
0.040%, 10/07/2013	9,700,000	9,699,937

Consumer & Marketing (5.00%)
Procter & Gamble Co., The (a)
0.070%, 10/09/2013	6,150,000	6,149,904
0.070%, 11/21/2013	7,600,000	7,599,246
0.070%, 12/12/2013	1,900,000	1,899,734

		15,648,884

Financial Services (5.10%)
General Electric Capital Corp.
0.050%, 11/07/2013	10,000,000	9,999,486
0.070%, 12/17/2013	5,970,000	5,969,106

		15,968,592

Government Agency Securities (b) (28.44%)
Federal Home Loan Bank
0.030%, 10/02/2013	1,100,000	1,099,999
0.045%, 10/04/2013	3,500,000	3,499,984
0.070%, 10/04/2013	1,750,000	1,749,992

	Principal
	amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
0.055%, 10/11/2013	$6,500,000	$6,499,907
0.035%, 10/11/2013	1,500,000	1,499,979
0.040%, 10/16/2013	10,000,000	9,999,842
0.030%, 10/16/2013	2,500,000	2,499,960
0.055%, 10/18/2013	8,150,000	8,149,795
0.050%, 10/18/2013	3,500,000	3,499,912
0.030%, 10/25/2013	5,400,000	5,399,892
0.040%, 11/01/2013	2,450,000	2,449,916
0.020%, 11/20/2013	10,000,000	9,999,722
0.027%, 11/27/2013	2,000,000	1,999,914
0.045%, 11/29/2013	4,450,000	4,449,672
0.035%, 12/13/2013	12,000,000	11,999,148
Federal Home Loan Mortgage Corp.
0.055%, 11/04/2013	9,550,000	9,549,504
Federal National Mortgage Association
0.050%, 10/30/2013	4,615,000	4,614,814

		88,961,952

Health Care (3.94%)
Abbott Laboratories (a)
0.060%, 10/21/2013	1,914,000	1,913,937
Roche Holdings Inc. (a)
0.080%, 10/15/2013	10,400,000	10,399,676

		12,313,613

Machinery & Manufacturing (4.48%)
John Deere Capital Corp. (a)
0.040%, 10/24/2013	14,000,000	13,999,642

Oil & Gas (4.94%)
Exxon Mobil Corp.
0.110%, 10/01/2013	15,446,000	15,446,000

	Shares	Value
Registered Investment Companies (0.00%)
JPMorgan U.S. Government Money Market Fund	4,570	$4,570

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

	Principal
	amount	Value
Short-term Investments (Cont.)
Retailers (4.68%)
Wal-Mart Stores Inc. (a)
0.060%, 11/14/2013	$14,650,000	$14,648,926

U.S. Government Obligations (11.35%)
U.S. Treasury Bill
0.025%, 10/03/2013	3,000,000	2,999,996
0.026%, 10/17/2013	11,500,000	11,499,867
0.033%, 10/31/2013	9,000,000	8,999,752
0.017%, 12/12/2013	7,000,000	6,999,769
0.030%, 12/26/2013	5,000,000	4,999,642

		35,499,026

Total Short-term Investments
(cost $310,371,046)		310,371,046

TOTAL INVESTMENTS (99.22%)
(cost $310,371,046)		310,371,046
OTHER ASSETS, NET OF LIABILITIES (0.78%)		2,453,164

NET ASSETS (100.00%)		$312,824,210

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	71

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of equity, fixed income and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio and Master Small Cap Index Series, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2013. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Investments in Master Portfolios

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

For more information refer to Note 4 Investments in Master Portfolios.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At September 30, 2013, the Tax Advantaged Bond Fund had commitments of $525,128 (representing 0.10% of net assets) for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Fund.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of September 30, 2013:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$377,582,198	$—	$—	$377,582,198
Short-term Investments	11,433,310	—	—	11,433,310
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	243,794,755	—	—	243,794,755
Registered Investment Companies (a)	1,189,524	—	—	1,189,524
Short-term Investments	4,276,453	—	—	4,276,453
International Equity Fund					—	(183)	—	(183)
Common Stocks (a)	135,846,779	—	—	135,846,779
Preferred Stocks (a)	825,043	—	—	825,043
Short-term Investments	3,372,959	—	—	3,372,959
S&P 500 Index Fund					(78,863)	—	—	(78,863)
Common Stocks (a)	751,128,571	—	—	751,128,571
Short-term Investments	33,847,749	—	—	33,847,749
Small Cap Index Fund					204,651	—	—	204,651
Common Stocks (a)	380,912,768	0	0	380,912,768
Registered Investment Companies (a)	4,535,589	—	—	4,535,589
Short-term Investments	12,453,506	679,992	—	13,133,498
International Index Fund					(5,601)	11,229	—	5,628
Common Stocks (a)	234,641,186	104,147	0	234,745,333
Preferred Stocks (a)	1,404,447	—	—	1,404,447
Short-term Investments	1,308,406	—	—	1,308,406
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	237,838,638	—	—	237,838,638
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	440,451,079	—	440,451,079
Commercial Mortgage-Backed Securities	—	1,342,776	—	1,342,776
Agency Commercial Mortgage-Backed Securities	—	73,831,280	—	73,831,280
Agency Mortgage-Backed Securities	—	65,303,248	—	65,303,248
Agency Notes & Bonds	—	7,833,711	—	7,833,711
U.S. Treasury Obligations	—	106,482,894	—	106,482,894
Short-term Investments	3,528,874	—	—	3,528,874

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					$—	$—	$—	$—
Long-term Municipal Bonds	$—	$476,341,424	$—	$476,341,424
Short-term Investments	17,112,474	—	—	17,112,474
Money Market Fund					—	—	—	—
Short-term Investments	4,570	310,366,476	—	310,371,046
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,042,454,775	—	1,042,454,775
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,630,996,406	—	1,630,996,406
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,484,560,966	—	1,484,560,966
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,084,712,479	—	1,084,712,479
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	162,108,558	—	162,108,558

On December 31, 2012, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On September 30, 2013, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and perferred stocks valued on September 30, 2013 at $136,671,822 were transferred from Level 2 to Level 1 in the International Equity Fund and $236,045,633 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund. For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of September 30, 2013 as compared to December 31, 2012.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2012 or for the period ended September 30, 2013. The remaining Funds did not hold any Level 3 securities as of December 31, 2012 or for the period ended September 30, 2013.

4.	Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios.

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The percentage ownership in the Master Portfolios held by the Feeder Funds as of September 30, 2013 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	66.45%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	59.30%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	58.79%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	55.45%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	43.04%

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

6.	Income Taxes

As of September 30, 2013, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$301,948,871	$89,690,852	$(2,624,215)	$87,066,637
Small/Mid Cap Equity Fund	208,767,021	44,892,065	(4,398,354)	40,493,711
International Equity Fund	110,966,924	31,605,996	(2,528,139)	29,077,857
S&P 500 Index Fund	498,577,448	302,959,038	(16,560,166)	286,398,872
Small Cap Index Fund	296,160,638	135,852,411	(33,431,194)	102,421,217
International Index Fund	185,896,154	74,965,309	(23,403,277)	51,562,032
Equity and Bond Fund	221,591,550	16,247,088	—	16,247,088
Bond Fund	693,551,613	22,690,282	(17,468,033)	5,222,249
Tax Advantaged Bond Fund	498,462,364	10,707,516	(15,715,982)	(5,008,466)
Money Market Fund	310,371,046	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

(1)

“S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 38.0%
Active Stock Master Portfolio	$308,135,395	$308,135,395
ACWI ex-US Index Master Portfolio	$42,810,430	42,810,430
BlackRock Commodity Strategies Fund	6,164,561	57,761,938
iShares MSCI Canada ETF (b)	299,860	8,489,037
iShares MSCI EAFE ETF (b)	1,049,146	66,925,023
iShares MSCI EAFE Small-Cap ETF (b)	326,856	15,845,979
iShares MSCI Emerging Markets ETF (b)	570,841	23,273,187
Master Small Cap Index Series	$72,632,577	72,632,577

		595,873,566

Fixed Income Funds - 61.8%
CoreAlpha Bond Master Portfolio	$827,758,387	827,758,387
iShares TIPS Bond ETF	1,258,619	141,695,327

		969,453,714

Short-Term Securities - 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	18,606,797	18,606,797
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	3,511,130	3,511,130

		22,117,927

Total Affiliated Investment Companies
(Cost - $1,423,733,184*) - 101.2%		1,587,445,207
Liabilities in Excess of Other Assets - (1.2)%		(18,576,833)

Net Assets - 100.0%		$1,568,868,374

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,426,618,095

Gross unrealized appreciation	$179,911,868
Gross unrealized depreciation	(19,084,756)

Net unrealized appreciation	$160,827,112

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$298,793,488	$9,341,907	[1]	—	$308,135,395	$308,135,395	$4,246,273	$39,097,421
ACWI ex-US Index Master Portfolio	$27,699,413	$15,111,017	[1]	—	$42,810,430	$42,810,430	$889,531	$(49,073)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,529,155	11,077,642	[1]	—	18,606,797	$18,606,797	$54,367	—
BlackRock Cash Funds: Prime, SL Agency Shares	1,254,994	2,256,136	[1]	—	3,511,130	$3,511,130	$10,875	—
BlackRock Commodity Strategies Fund	5,285,130	879,431		—	6,164,561	$57,761,938	—	—
CoreAlpha Bond Master Portfolio	$778,624,808	$49,133,579	[1]	—	$827,758,387	$827,758,387	$15,822,318	$(21,028,081)
iShares Cohen & Steers REIT ETF	28,264	87		(28,351)	—	—	$33,336	$657,027

79

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2013

(Unaudited)

iShares International Developed Real Estate ETF	91,497	489		(91,986)	—	—	$38,009	$442,197
iShares MSCI Canada ETF	350,676	—		(50,816)	299,860	$8,489,037	$100,707	$(85,703)
iShares MSCI EAFE ETF	1,310,595	—		(261,449)	1,049,146	$66,925,023	$1,406,168	$2,876,409
iShares MSCI EAFE Small-Cap ETF	344,187	5,036		(22,367)	326,856	$15,845,979	$189,747	$44,360
iShares MSCI Emerging Markets ETF	662,040	—		(91,199)	570,841	$23,273,187	$313,675	$109,508
iShares TIPS Bond ETF	1,074,113	199,932		(15,426)	1,258,619	$141,695,327	$1,192,961	$(27,341)
Master Small Cap Index Series	$64,132,281	$8,500,296	[1]	—	$72,632,577	$72,632,577	$723,720	$3,023,434

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$336,108,419	$1,251,336,788	—	$1,587,445,207

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $20,025,795 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

80

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 51.7%
Active Stock Master Portfolio	$748,254,965	$748,254,965
ACWI ex-US Index Master Portfolio	$66,274,439	66,274,439
BlackRock Commodity Strategies Fund	10,749,934	100,726,884
iShares Cohen & Steers REIT ETF (b)	445,492	34,249,425
iShares International Developed Real Estate ETF (b)	1,208,330	40,442,805
iShares MSCI Canada ETF (b)	845,700	23,941,767
iShares MSCI EAFE ETF	3,129,252	199,614,985
iShares MSCI EAFE Small-Cap ETF	752,207	36,466,995
iShares MSCI Emerging Markets ETF (b)	1,634,437	66,635,997
Master Small Cap Index Series	$105,356,156	105,356,156

		1,421,964,418

Fixed Income Funds - 48.1%
CoreAlpha Bond Master Portfolio	$1,137,573,954	1,137,573,954
iShares TIPS Bond ETF	1,641,563	184,807,162

		1,322,381,116

Short-Term Securities - 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	36,355,515	36,355,515
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	7,235,622	7,235,622

		43,591,137

Total Affiliated Investment Companies
(Cost - $ 2,423,979,392*) - 101.4%		2,787,936,671
Liabilities in Excess of Other Assets - (1.4)%		(37,305,003)

Net Assets - 100.0%		$2,750,631,668

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,443,601,120

Gross unrealized appreciation	$349,125,358
Gross unrealized depreciation	(4,789,807)

Net unrealized appreciation	$344,335,551

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$725,539,622	$22,715,343	[1]	—	$748,254,965	$748,254,965	$10,348,239	$95,450,361
ACWI ex-US Index Master Portfolio	$42,040,829	$24,233,610	[1]	—	$66,274,439	$66,274,439	$1,360,518	$(74,653)
BlackRock Cash Funds: Institutional, SL Agency Shares	18,545,337	17,810,178	[1]	—	36,355,515	$36,355,515	$119,558	—
BlackRock Cash Funds: Prime, SL Agency Shares	4,104,742	3,130,880	[1]	—	7,235,622	$7,235,622	$24,200	—
BlackRock Commodity Strategies Fund	9,023,154	1,726,780		—	10,749,934	$100,726,884	—	—
CoreAlpha Bond Master Portfolio	$997,874,524	$139,699,430	[1]	—	$1,137,573,954	$1,137,573,954	$20,766,701	$(27,405,876)

81

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

iShares Cohen & Steers REIT ETF	450,679	11,296		(16,483)	445,492	$34,249,425	$800,735	$122,606
iShares International Developed Real Estate ETF	1,375,939	17,484		(185,093)	1,208,330	$40,442,805	$1,288,931	$929,993
iShares MSCI Canada ETF	951,620	—		(105,920)	845,700	$23,941,767	$276,919	$(461,731)
iShares MSCI EAFE ETF	3,472,019	—		(342,767)	3,129,252	$199,614,985	$3,920,696	$4,061,020
iShares MSCI EAFE Small-Cap ETF	772,687	10,359		(30,839)	752,207	$36,466,995	$425,769	$(41,101)
iShares MSCI Emerging Markets ETF	1,801,391	—		(166,954)	1,634,437	$66,635,997	$873,641	$(657,783)
iShares TIPS Bond ETF	1,297,149	356,113		(11,699)	1,641,563	$184,807,162	$1,494,273	$(28,523)
Master Small Cap Index Series	$91,038,885	$14,317,271	[1]	—	$105,356,156	$105,356,156	$1,049,782	$4,385,600

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$730,477,157	$2,057,459,514	—	$2,787,936,671

82

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2013

(Unaudited)

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $41,268,505 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

83

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 67.5%
Active Stock Master Portfolio	$907,692,012	$907,692,012
ACWI ex-US Index Master Portfolio	$95,959,213	95,959,213
BlackRock Commodity Strategies Fund	10,160,264	95,201,673
iShares Cohen & Steers REIT ETF (b)	834,101	64,125,685
iShares International Developed Real Estate ETF	2,287,523	76,563,395
iShares MSCI Canada ETF (b)	1,002,649	28,384,993
iShares MSCI EAFE ETF	3,697,940	235,891,592
iShares MSCI EAFE Small-Cap ETF	962,439	46,659,043
iShares MSCI Emerging Markets ETF (b)	1,913,527	78,014,496
Master Small Cap Index Series	$74,832,130	74,832,130

		1,703,324,232

Fixed Income Funds - 32.4%
CoreAlpha Bond Master Portfolio	$713,900,324	713,900,324
iShares TIPS Bond ETF	925,631	104,207,538

		818,107,862

Short-Term Securities - 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	18,298,148	18,298,148
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	2,814,026	2,814,026

		21,112,174

Total Affiliated Investment Companies
(Cost - $ 2,149,210,492*) - 100.7%		2,542,544,268
Liabilities in Excess of Other Assets - (0.7)%		(17,445,698)

Net Assets - 100.0%		$2,525,098,570

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,177,368,652

Gross unrealized appreciation	$383,266,812
Gross unrealized depreciation	(18,091,196)

Net unrealized appreciation	$365,175,616

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$841,283,578	$66,408,434	[1]	—	$907,692,012	$907,692,012	$12,254,907	$112,472,938
ACWI ex-US Index Master Portfolio	$48,830,798	$47,128,415	[1]	—	$95,959,213	$95,959,213	$1,808,711	$(94,813)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,402,527	—		(21,104,379)[2]	18,298,148	$18,298,148	$131,170	—
BlackRock Cash Funds: Prime, SL Agency Shares	9,624,087	—		(6,810,061)[2]	2,814,026	$2,814,026	$26,727	—
BlackRock Commodity Strategies Fund	7,981,436	2,178,828		—	10,160,264	$95,201,673	—	—
CoreAlpha Bond Master Portfolio	$593,095,629	$120,804,695	[1]	—	$713,900,324	$713,900,324	$12,574,371	$(16,698,353)
iShares Cohen & Steers REIT ETF	750,700	89,667		(6,266)	834,101	$64,125,685	$1,450,765	$(4,871)

84

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

iShares International Developed Real Estate ETF	2,215,546	129,607		(57,630)	2,287,523	$76,563,395	$2,148,395	$226,581
iShares MSCI Canada ETF	1,114,324	—		(111,675)	1,002,649	$28,384,993	$327,542	$(491,922)
iShares MSCI EAFE ETF	4,026,402	—		(328,462)	3,697,940	$235,891,592	$4,575,459	$2,960,197
iShares MSCI EAFE Small-Cap ETF	889,363	128,732		(55,656)	962,439	$46,659,043	$506,788	$(75,958)
iShares MSCI Emerging Markets ETF	2,093,140	—		(179,613)	1,913,527	$78,014,496	$1,008,864	$(1,094,186)
iShares TIPS Bond ETF	707,463	224,627		(6,459)	925,631	$104,207,538	$826,455	$(46,526)
Master Small Cap Index Series	$64,557,533	$10,274,597	[1]	—	$74,832,130	$74,832,130	$745,637	$3,114,994

[1]	Represents net beneficial interest purchased.

[2]	Represents net shares sold.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security was purchased with the cash collateral from loaned securities.

(d)	Represents the current yield as of report date.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$750,160,589	$1,792,383,679	—	$2,542,544,268

85

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2013

(Unaudited)

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $16,049,850 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

86

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 80.2%
Active Stock Master Portfolio	$838,789,024	$838,789,024
ACWI ex-US Index Master Portfolio	$84,468,977	84,468,977
BlackRock Commodity Strategies Fund	7,973,616	74,712,781
iShares Cohen & Steers REIT ETF (b)	964,961	74,186,202
iShares International Developed Real Estate ETF (b)	2,503,258	83,784,045
iShares MSCI Canada ETF (b)	947,054	26,811,099
iShares MSCI EAFE ETF (b)	3,504,546	223,554,989
iShares MSCI EAFE Small-Cap ETF	895,290	43,403,659
iShares MSCI Emerging Markets ETF (b)	1,804,179	73,556,378
Master Small Cap Index Series	$44,773,364	44,773,364

		1,568,040,518

Fixed Income Funds - 19.6%
CoreAlpha Bond Master Portfolio	$350,134,039	350,134,039
iShares TIPS Bond ETF	301,868	33,984,299

		384,118,338

Short-Term Securities - 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	45,141,139	45,141,139
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	8,708,618	8,708,618

		53,849,757

Total Affiliated Investment Companies
(Cost - $ 1,666,994,743*) - 102.5%		2,006,008,613
Liabilities in Excess of Other Assets - (2.5)%		(49,823,993)

Net Assets - 100.0%		$1,956,184,620

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,696,378,832

Gross unrealized appreciation	$321,125,710
Gross unrealized depreciation	(11,495,929)

Net unrealized appreciation	$309,629,781

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)
Active Stock Master Portfolio	$760,695,544	$78,093,480	[1]	—	$838,789,024	$838,789,024	$11,187,703	$102,481,801
ACWI ex-US Index Master Portfolio	$38,541,025	$45,927,952	[1]	—	$84,468,977	$84,468,977	$1,567,389	$(86,380)
BlackRock Cash Funds: Institutional, SL Agency Shares	26,972,214	18,168,925	[1]	—	45,141,139	$45,141,139	$106,073	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,555,513	2,153,105	[1]	—	8,708,618	$8,708,618	$21,642	—
BlackRock Commodity Strategies Fund	6,060,504	1,913,112		—	7,973,616	$74,712,781	—	—
CoreAlpha Bond Master Portfolio	$272,301,743	$77,832,296	[1]	—	$350,134,039	$350,134,039	$5,962,822	$(7,954,263)
iShares Cohen & Steers REIT ETF	807,851	206,756		(49,646)	964,961	$74,186,202	$1,579,858	$322,552

87

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2013

(Unaudited)

iShares International Developed Real Estate ETF	2,340,965	281,731		(119,438)	2,503,258	$83,784,045	$2,298,399	$(316,255)
iShares MSCI Canada ETF	1,023,835	—		(76,781)	947,054	$26,811,099	$300,622	$(335,022)
iShares MSCI EAFE ETF	3,712,248	—		(207,702)	3,504,546	$223,554,989	$4,239,802	$659,181
iShares MSCI EAFE Small-Cap ETF	797,837	125,774		(28,321)	895,290	$43,403,659	$481,918	$(42,493)
iShares MSCI Emerging Markets ETF	1,924,980	—		(120,801)	1,804,179	$73,556,378	$931,028	$(917,360)
iShares TIPS Bond ETF	238,933	63,860		(925)	301,868	$33,984,299	$272,016	$(6,924)
Master Small Cap Index Series	$39,498,574	$5,274,790	[1]	—	$44,773,364	$44,773,364	$446,127	$1,863,755

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$687,843,209	$1,318,165,404	—	$2,006,008,613

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $49,669,765 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

88

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies(a)	Shares/Beneficial Interest	Value

Equity Funds - 90.8%
Active Stock Master Portfolio	$183,145,903$	$183,145,903
ACWI ex-US Index Master Portfolio	$49,745,321	49,745,321
BlackRock Commodity Strategies Fund	1,484,971	13,914,181
iShares Cohen & Steers REIT ETF (b)	230,168	17,695,316
iShares International Developed Real Estate ETF	625,600	20,938,832
iShares MSCI Canada ETF (b)	121,568	3,441,590
iShares MSCI EAFE ETF (b)	432,994	27,620,687
iShares MSCI EAFE Small-Cap ETF	193,374	9,374,772
iShares MSCI Emerging Markets ETF	230,986	9,417,299
Master Small Cap Index Series	$6,531,868	6,531,868

		341,825,769

Fixed Income Fund - 8.8%
CoreAlpha Bond Master Portfolio	$33,367,579	33,367,579

Short-Term Securities - 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)	20,035,151	20,035,151
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)	4,055,391	4,055,391

		24,090,542

Total Affiliated Investment Companies
(Cost - $ 343,610,364*) - 106.0%		399,283,890
Liabilities in Excess of Other Assets - (6.0)%		(22,658,005)

Net Assets - 100.0%		$376,625,885

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$344,945,908

Gross unrealized appreciation	$54,556,694
Gross unrealized depreciation	(218,712)

Net unrealized appreciation	$54,337,982

Notes to Schedule of Investments

(a)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2012	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)

Active Stock Master Portfolio	$136,546,567	$46,599,336	[1]	—	$183,145,903	$183,145,903	$2,242,072	$20,029,157
ACWI ex-US Index Master Portfolio	$23,074,195	$26,671,126	[1]	—	$49,745,321	$49,745,321	$921,496	$(44,694)
BlackRock Cash Funds: Prime, SL Agency Shares	907,096	3,148,295	[1]	—	4,055,391	$4,055,391	$3,864	—
BlackRock Cash Funds: Institutional, SL Agency Shares	3,548,844	16,486,307	[1]	—	20,035,151	$20,035,151	$19,134	—
BlackRock Commodity Strategies Fund	969,991	514,980		—	1,484,971	$13,914,181	—	—
CoreAlpha Bond Master Portfolio	$18,868,890	$14,498,689	[1]	—	$33,367,579	$33,367,579	$479,799	$(642,150)
iShares Cohen & Steers REIT ETF	154,447	75,721		—	230,168	$17,695,316	$357,694	—

89

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2013

(Unaudited)

iShares International Developed Real Estate ETF	444,626	180,974		—	625,600	$20,938,832	$528,469	—
iShares MSCI Canada ETF	130,967	—		(9,399)	121,568	$3,441,590	$38,959	$(35,341)
iShares MSCI EAFE ETF	471,857	—		(38,863)	432,994	$27,620,687	$537,273	$113,953
iShares MSCI EAFE Small-Cap ETF	134,998	58,376		—	193,374	$9,374,772	$97,183	—
iShares MSCI Emerging Markets ETF	245,849	—		(14,863)	230,986	$9,417,299	$119,714	$(72,336)
Master Small Cap Index Series	$4,938,307	$1,593,561	[1]	—	$6,531,868	$6,531,868	—	$231,524

[1]	Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$126,493,219	$272,790,671	—	$399,283,890

Certain of the Master Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, collateral on securities loaned at value of $23,130,000 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2013.

90

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value

Aerospace & Defense - 4.0%
The Boeing Co.	199,010	$23,383,675
Exelis, Inc.	247,324	3,885,460
Honeywell International, Inc.	40,780	3,386,371
Northrop Grumman Corp. (a)	226,333	21,560,482
Precision Castparts Corp.	58,331	13,255,136
Raytheon Co.	298,361	22,994,682
Rockwell Collins, Inc. (a)	83,100	5,639,166
Spirit Aerosystems Holdings, Inc., Class A (b)	152,800	3,703,872
Triumph Group, Inc.	25,986	1,824,737
United Technologies Corp.	208,558	22,486,724

		122,120,305

Airlines - 0.7%
Copa Holdings SA, Class A	890	123,416
Delta Air Lines, Inc.	47,610	1,123,120
United Continental Holdings, Inc. (b)	617,686	18,969,137

		20,215,673

Auto Components - 1.1%
BorgWarner, Inc.	94,880	9,619,883
Johnson Controls, Inc.	233,643	9,696,185
Lear Corp. (a)	157,213	11,251,734
TRW Automotive Holdings Corp. (b)	37,944	2,705,787

		33,273,589

Automobiles - 0.2%
Ford Motor Co.	232,720	3,925,986
General Motors Co. (b)	76,700	2,758,899

		6,684,885

Beverages - 1.2%
The Coca-Cola Co.	568,405	21,531,181
Diageo PLC	321,200	10,217,823
Dr Pepper Snapple Group, Inc.	64,018	2,869,287
Molson Coors Brewing Co., Class B	36,186	1,814,004
Monster Beverage Corp. (b)	3,811	199,125

		36,631,420

Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (b)	2,351	273,092
Amgen, Inc.	240,358	26,905,675
Biogen Idec, Inc. (b)	42,940	10,338,234
Celgene Corp. (b)	141,965	21,852,672
Gilead Sciences, Inc. (b)	299,588	18,826,110
Onyx Pharmaceuticals, Inc. (b)	2,670	332,869
Regeneron Pharmaceuticals, Inc. (b)	15,515	4,854,178
United Therapeutics Corp. (a)(b)	127,430	10,047,856

		93,430,686

Building Products - 0.1%
Owens Corning (b)	100,264	3,808,027

Capital Markets - 0.6%
The Bank of New York Mellon Corp.	6	181
Franklin Resources, Inc.	38,747	1,958,661
The Goldman Sachs Group, Inc.	45,048	7,127,044
Morgan Stanley	259,280	6,987,596
State Street Corp.	21,800	1,433,350

		17,506,832

Chemicals - 2.0%
Ashland, Inc.	11,700	1,082,016
CF Industries Holdings, Inc.	31,810	6,706,502
Cytec Industries, Inc.	5,538	450,572
The Dow Chemical Co.	116,250	4,464,000
E.I. du Pont de Nemours & Co.	182,600	10,693,056
Eastman Chemical Co.	79,210	6,170,459
LyondellBasell Industries NV, Class A	102,277	7,489,745
Monsanto Co.	42,350	4,420,069
Olin Corp.	75,140	1,733,480
PPG Industries, Inc.	109,440	18,283,046
The Valspar Corp.	4,730	300,024

		61,792,969

Commercial Banks - 2.8%
BB&T Corp.	14,899	502,841
BOK Financial Corp. (a)	18,240	1,155,504
Comerica, Inc. (a)	37,274	1,465,241
Fifth Third Bancorp	423,340	7,637,054
Regions Financial Corp.	296,400	2,744,664
SunTrust Banks, Inc.	259,531	8,413,995
US Bancorp	637,819	23,331,419
Wells Fargo & Co. (a)	949,107	39,217,101

		84,467,819

Communications Equipment - 1.2%
Cisco Systems, Inc.	729,465	17,084,070
Motorola Solutions, Inc.	104,200	6,187,396
QUALCOMM, Inc.	178,624	12,032,113

		35,303,579

Computers & Peripherals - 2.8%
Apple, Inc.	98,623	47,018,515
Dell, Inc.	46,289	637,400
EMC Corp.	827,450	21,149,622
Hewlett-Packard Co.	223,986	4,699,226
NetApp, Inc. (a)	247,530	10,549,729

		84,054,492

Construction & Engineering - 0.3%
KBR, Inc.	259,910	8,483,462

91

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Consumer Finance - 1.8%
American Express Co.	143,990	$10,874,125
Capital One Financial Corp. (a)	137,100	9,424,254
Discover Financial Services	656,574	33,183,250

		53,481,629

Containers & Packaging - 0.8%
Packaging Corp. of America	362,853	20,715,278
Rock-Tenn Co., Class A	32,670	3,308,491
Sealed Air Corp.	15,284	415,572

		24,439,341

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (b)	3,601	74,937
Service Corp. International	122,583	2,282,495

		2,357,432

Diversified Financial Services - 4.3%
Bank of America Corp.	749,260	10,339,788
Citigroup, Inc.	962,820	46,706,398
ING US, Inc. (a)	235,654	6,883,453
JPMorgan Chase & Co.	1,036,888	53,596,741
Moody’s Corp.	73,606	5,176,710
The NASDAQ OMX Group, Inc.	275,519	8,841,405
NYSE Euronext	8,973	376,686

		131,921,181

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	267,406	9,043,671
BCE, Inc.	31,040	1,325,408
Verizon Communications, Inc.	376,458	17,565,530
Vivendi SA	179,198	4,122,490

		32,057,099

Electric Utilities - 0.6%
American Electric Power Co., Inc.	171,286	7,425,248
Duke Energy Corp.	25,696	1,715,979
Edison International	46,860	2,158,372
FirstEnergy Corp.	17,370	633,137
Great Plains Energy, Inc.	31,000	688,200
ITC Holdings Corp.	11,050	1,037,153
NextEra Energy, Inc.	42,940	3,442,070
Northeast Utilities	25,390	1,047,337
NV Energy, Inc.	8,684	205,029
PPL Corp.	7,200	218,736

		18,571,261

Electrical Equipment - 0.7%
Eaton Corp. PLC	141,402	9,734,114
Rockwell Automation, Inc.	58,300	6,234,602
Roper Industries, Inc.	33,437	4,442,774

		20,411,490

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	191,315	2,791,286
Molex, Inc.	5,141	198,031
TE Connectivity Ltd.	76,600	3,966,348

		6,955,665

Energy Equipment & Services - 2.6%
FMC Technologies, Inc. (b)	119,553	6,625,627
Halliburton Co. (a)	351,526	16,925,977
Oceaneering International, Inc.	172,500	14,013,900
Schlumberger Ltd. (a)	465,758	41,154,377

		78,719,881

Food & Staples Retailing - 1.9%
CVS Caremark Corp.	410,554	23,298,939
The Kroger Co.	307,639	12,410,157
Wal-Mart Stores, Inc.	280,785	20,766,859
Walgreen Co.	18,600	1,000,680

		57,476,635

Food Products - 1.5%
Archer-Daniels-Midland Co.	5,559	204,794
The J.M. Smucker Co.	8,963	941,473
Kellogg Co.	80,337	4,718,192
Kraft Foods Group, Inc.	172,264	9,033,524
Mead Johnson Nutrition Co.	69,882	5,189,437
Mondelez International, Inc., Class A	358,116	11,252,005
Pinnacle Foods, Inc. (a)	57,127	1,512,152
Tyson Foods, Inc., Class A	107,927	3,052,175
Unilever NV (a)	253,480	9,561,266

		45,465,018

Gas Utilities - 0.1%
AGL Resources, Inc.	13,540	623,246
UGI Corp. (a)	51,600	2,019,108

		2,642,354

Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	120,124	7,890,946
Edwards Lifesciences Corp. (b)	8,675	604,040
Intuitive Surgical, Inc. (b)	3,346	1,259,000
Medtronic, Inc.	165,581	8,817,188
Sirona Dental Systems, Inc. (b)	97,156	6,502,651
St. Jude Medical, Inc. (a)	116,900	6,270,516
Zimmer Holdings, Inc.	78,900	6,480,846

		37,825,187

Health Care Providers & Services - 2.4%
Aetna, Inc.	126,100	8,072,922
Catamaran Corp (b)	95,833	4,403,526
Envision Healthcare Holdings, Inc. (b)	23,500	611,705
Express Scripts Holding Co. (b)	22,089	1,364,658

92

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Health Care Providers & Services (cont.)
HCA Holdings, Inc.	169,770	$7,257,668
Health Net, Inc. (b)	11,435	362,490
McKesson Corp.	222,704	28,572,923
Patterson Cos., Inc.	57,550	2,313,510
Quest Diagnostics, Inc. (a)	125,630	7,762,678
Universal Health Services, Inc.	59,160	4,436,408
VCA Antech, Inc. (b)	53,904	1,480,204
WellPoint, Inc.	91,610	7,659,512

		74,298,204

Hotels, Restaurants & Leisure - 0.9%
Bally Technologies, Inc. (b)	4,906	353,526
Domino’s Pizza, Inc. (a)	69,628	4,731,223
Las Vegas Sands Corp.	145,990	9,696,656
Melco Crown Entertainment Ltd. -ADR (a)(b)	176,605	5,621,337
Norwegian Cruise Line Holdings Ltd. (b)	36,386	1,122,508
Starwood Hotels & Resorts Worldwide, Inc.	2	133
Wynn Resorts Ltd.	31,195	4,929,122

		26,454,505

Household Durables - 0.2%
Garmin Ltd. (a)	33,600	1,518,384
Newell Rubbermaid, Inc.	137,800	3,789,500
Whirlpool Corp.	8,812	1,290,429

		6,598,313

Household Products - 0.6%
Church & Dwight Co., Inc.	60,506	3,633,385
Energizer Holdings, Inc. (a)	52,961	4,827,395
Kimberly-Clark Corp.	30,730	2,895,381
The Procter & Gamble Co.	105,389	7,966,355

		19,322,516

Independent Power Producers & Energy Traders - 0.3%
The AES Corp.	800,262	10,635,482

Industrial Conglomerates - 1.9%
3M Co.	238,000	28,419,580
Danaher Corp.	74,029	5,131,690
General Electric Co.	1,065,868	25,463,587

		59,014,857

Insurance - 3.4%
ACE Ltd.	134,650	12,597,854
Aflac, Inc.	62,892	3,898,675
The Allstate Corp.	153,392	7,753,966
American International Group, Inc.	141,137	6,863,492
Aspen Insurance Holdings Ltd.	19,458	706,131
Berkshire Hathaway, Inc., Class B (b)	10,636	1,207,292
CNA Financial Corp.	84,744	3,235,526
Genworth Financial, Inc., Class A (b)	206,900	2,646,251
Hartford Financial Services Group,Inc.	217,726	6,775,633
Kemper Corp.	3	101
Lincoln National Corp.	98,962	4,155,415
MetLife, Inc.	162,236	7,616,980
PartnerRe Ltd.	14,000	1,281,560
Prudential Financial, Inc.	263,710	20,564,106
The Travelers Cos., Inc.	227,895	19,318,659
Willis Group Holdings PLC	7,300	316,309
XL Group PLC	169,511	5,224,329

		104,162,279

Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (b)	49,460	15,463,174
Expedia, Inc. (a)	101,735	5,268,856
priceline.com, Inc. (b)	19,094	19,303,079

		40,035,109

Internet Software & Services - 4.9%
eBay, Inc. (b)	191,583	10,688,416
Equinix, Inc. (b)	36,100	6,629,765
Facebook, Inc. (b)	151,197	7,596,137
Google, Inc., Class A (b)	88,405	77,434,823
IAC/InterActiveCorp	27,599	1,508,837
LinkedIn Corp. (b)	39,069	9,613,318
Monster Worldwide, Inc. (a)(b)	156,069	689,825
SINA Corp. (b)	83,695	6,793,523
VeriSign, Inc. (a)(b)	119,604	6,086,648
Yahoo!, Inc. (b)	314,244	10,420,331
Yandex NV (b)	153,722	5,598,555
Yelp, Inc. (a)(b)	64,031	4,237,572

		147,297,750

IT Services - 4.7%
Accenture PLC, Class A	10,396	765,562
Alliance Data Systems Corp. (a)(b)	121,074	25,603,519
Cognizant Technology Solutions Corp., Class A (b)	63,400	5,206,408
Computer Sciences Corp.	24,035	1,243,571
DST Systems, Inc.	130,410	9,834,218
International Business Machines Corp.	159,302	29,499,544
Lender Processing Services, Inc.	3,209	106,763
Mastercard, Inc., Class A	52,632	35,409,757
Teradata Corp. (b)	142,970	7,926,257
Visa, Inc., Class A (a)	118,381	22,622,609
The Western Union Co.	189,680	3,539,429

		141,757,637

93

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Leisure Equipment & Products - 0.1%
Mattel, Inc.	50,510	$2,114,349

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc. (a)	383,610	19,660,012
Life Technologies Corp. (b)	6,354	475,470
Quintiles Transnational Holdings, Inc. (b)	42,553	1,909,779

		22,045,261

Machinery - 2.3%
CNH Industrial NV (b)	157,871	1,973,382
Cummins, Inc.	137,347	18,249,296
Deere & Co.	156,290	12,720,443
Ingersoll-Rand PLC	224,690	14,591,369
Parker Hannifin Corp.	79,195	8,610,080
Stanley Black & Decker, Inc.	10,000	905,700
Valmont Industries, Inc. (a)	39,606	5,501,670
WABCO Holdings, Inc. (b)	94,290	7,944,875

		70,496,815

Marine - 0.1%
Matson, Inc.	91,592	2,402,458

Media - 6.1%
AMC Networks, Inc., Class A (b)	82,372	5,640,835
Comcast Corp., Class A (a)	394,870	17,125,512
Comcast Corp., Special Class A	1,093,027	49,350,169
DIRECTV (b)	109,653	6,551,767
The Interpublic Group of Cos., Inc.	81,000	1,391,580
Lamar Advertising Co., Class A (b)	6,560	308,517
Liberty Global PLC, Class A (b)	123,114	9,769,096
News Corp., Class A (b)	170,909	2,744,798
Omnicom Group, Inc.	9,563	606,677
Pandora Media, Inc. (b)	69,144	1,737,589
Sirius XM Radio, Inc. (a)	2,503,862	9,689,946
Time Warner, Inc.	263,883	17,366,140
Twenty-First Century Fox, Inc., Class A	565,945	18,959,157
Viacom, Inc., Class B	241,239	20,162,756
The Walt Disney Co.	364,111	23,481,518

		184,886,057

Metals & Mining - 0.5%
BHP Billiton Ltd.	377,890	12,599,553
Reliance Steel & Aluminum Co.	9,500	696,065
Southern Copper Corp.	80,452	2,191,513

		15,487,131

Multi-Utilities - 0.4%
Dominion Resources, Inc.	66,650	4,164,292
Public Service Enterprise Group, Inc. (a)	106,920	3,520,876
Sempra Energy	23,430	2,005,608
TECO Energy, Inc. (a)	44,803	741,042
Wisconsin Energy Corp.	26,330	1,063,205

		11,495,023

Multiline Retail - 0.4%
J.C. Penney Co., Inc. (a)(b)	3	27
Kohl’s Corp. (a)	35,100	1,816,425
Target Corp. (a)	146,697	9,385,674

		11,202,126

Office Electronics - 0.2%
Xerox Corp.	635,440	6,538,678

Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	90,860	8,449,071
Apache Corp.	24,800	2,111,472
Cabot Oil & Gas Corp.	118,280	4,414,210
Chevron Corp.	146,978	17,857,827
ConocoPhillips	216,965	15,081,237
Devon Energy Corp.	35,400	2,044,704
EOG Resources, Inc.	38,844	6,575,512
Exxon Mobil Corp.	195,838	16,849,902
Gulfport Energy Corp. (a)(b)	139,625	8,983,472
Marathon Oil Corp.	796,210	27,771,805
Marathon Petroleum Corp.	421,227	27,093,321
Oasis Petroleum, Inc. (b)	13,009	639,132
Occidental Petroleum Corp.	118,730	11,106,004
PBF Energy, Inc. (a)	254,533	5,714,266
Phillips 66	93,365	5,398,364
Royal Dutch Shell PLC-ADR (a)	24,100	1,582,888
Spectra Energy Corp.	119,860	4,102,808
Suncor Energy, Inc. (a)	687,820	24,610,200
Total SA-ADR	299,600	17,352,832
Valero Energy Corp.	111,500	3,807,725

		211,546,752

Paper & Forest Products - 0.6%
International Paper Co.	321,063	14,383,623
MeadWestvaco Corp.	116,380	4,466,664

		18,850,287

Personal Products - 0.3%
The Estee Lauder Cos., Inc., Class A	121,247	8,475,165
Herbalife Ltd. (a)	3,150	219,776
Nu Skin Enterprises, Inc., Class A	2,645	253,232

		8,948,173

Pharmaceuticals - 6.6%
Abbott Laboratories	677,191	22,475,969
AbbVie, Inc. (a)	819,391	36,651,360
Allergan, Inc.	182,473	16,504,683
AstraZeneca PLC-ADR (a)	83,400	4,330,962
Bristol-Myers Squibb Co.	101,750	4,708,990

94

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Pharmaceuticals (cont.)
Eli Lilly & Co.	421,988	$21,238,656
Hospira, Inc. (b)	23,500	921,670
Johnson & Johnson	286,324	24,821,428
Mallinckrodt PLC (b)	78,415	3,457,317
Merck & Co., Inc.	474,120	22,572,853
Pfizer, Inc.	826,245	23,721,494
Teva Pharmaceutical Industries Ltd. - ADR (a)	29,200	1,103,176
Valeant Pharmaceuticals International, Inc. (a)(b)	73,931	7,713,221
Warner Chilcott PLC, Class A	312,391	7,138,134
Zoetis, Inc.	92,860	2,889,803

		200,249,716

Professional Services - 0.2%
Towers Watson & Co., Class A	5,600	598,976
Verisk Analytics, Inc., Class A (b)	73,676	4,785,993

		5,384,969

Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	20,519	1,521,073
CBL & Associates Properties, Inc. (a)	99,613	1,902,608
Equity One, Inc. (a)	11,872	259,522
Federal Realty Investment Trust (a)	45,578	4,623,888
Host Hotels & Resorts, Inc. (a)	411,219	7,266,240
Kimco Realty Corp. (a)	47,509	958,732
Mack-Cali Realty Corp. (a)	4,242	93,069
Potlatch Corp.	65,867	2,613,603
Ventas, Inc.	10,816	665,184
Weyerhaeuser Co.	136,550	3,909,427

		23,813,346

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc. (a)(b)	51,920	1,870,158
Jones Lang LaSalle, Inc.	22,417	1,957,004
Realogy Holdings Corp. (b)	50,550	2,174,661

		6,001,823

Road & Rail - 1.0%
Ryder System, Inc.	1,266	75,580
Union Pacific Corp.	190,742	29,629,862

		29,705,442

Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	370,150	6,492,431
Avago Technologies Ltd.	91,387	3,940,607
Broadcom Corp., Class A	277,683	7,222,535
Intel Corp.	536,940	12,306,665
Maxim Integrated Products, Inc. (a)	203,577	6,066,595
NXP Semiconductor NV (b)	51,256	1,907,236
Skyworks Solutions, Inc. (b)	23,918	594,123
Teradyne, Inc. (a)(b)	303,200	5,008,864

		43,539,056

Software - 4.6%
Activision Blizzard, Inc.	155,497	2,592,135
Autodesk, Inc. (b)	122,695	5,051,353
Citrix Systems, Inc. (b)	83,122	5,869,244
Microsoft Corp.	2,180,750	72,640,782
Oracle Corp.	917,520	30,434,138
Rovi Corp. (b)	123,558	2,368,607
ServiceNow, Inc. (b)	68,261	3,546,159
Splunk, Inc. (b)	139,063	8,349,343
Symantec Corp.	355,490	8,798,378

		139,650,139

Specialty Retail - 3.4%
American Eagle Outfitters, Inc. (a)	103,311	1,445,321
CarMax, Inc. (b)	75,189	3,644,411
CST Brands, Inc. (a)	68,329	2,036,204
Foot Locker, Inc. (a)	79,939	2,713,130
The Home Depot, Inc.	125,155	9,493,007
Lowe’s Cos., Inc.	527,680	25,122,845
Murphy USA, Inc. (a)(b)	102,054	4,121,961
Ross Stores, Inc.	368,098	26,797,534
Sears Hometown and Outlet Stores, Inc. (a)(b)	36,267	1,151,477
TJX Cos., Inc.	391,175	22,058,358
Urban Outfitters, Inc. (b)	122,129	4,490,683

		103,074,931

Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc., Class B	289,883	21,057,101
Ralph Lauren Corp.	7,261	1,196,105
Under Armour, Inc., Class A (a)(b)	61,942	4,921,292
VF Corp.	91,923	18,297,273

		45,471,771

Tobacco - 0.6%
Lorillard, Inc. (a)	108,132	4,842,151
Philip Morris International, Inc.	158,335	13,710,227
Reynolds American, Inc.	4,365	212,925

		18,765,303

Trading Companies & Distributors - 0.4%
Air Lease Corp. (a)	111,455	3,082,845
MRC Global, Inc. (b)	221,628	5,939,631
United Rentals, Inc. (b)	61,238	3,569,563
WESCO International, Inc. (b)	1,300	99,489

		12,691,528

Water Utilities - 0.3%
American Water Works Co., Inc.	194,639	8,034,698

95

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks (Cont.)	Shares	Value

Wireless Telecommunication Services - 0.7%
Softbank Corp.	188,400	$13,014,253
Telephone & Data Systems, Inc.	230,397	6,808,231

		19,822,484

Total Long-Term Investments
(Cost - $2,622,182,220) - 98.0%		2,971,892,879

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14% (c)(d)(e)	209,850,771	209,850,771
BlackRock Cash Funds: Prime, SL Agency Shares, 0.12% (c)(d)(e)	27,673,734	27,673,734

Total Short-Term Securities
(Cost - $ 237,524,505) - 7.8%		237,524,505

Total Investments
(Cost - $2,859,706,725*) - 105.8%		3,209,417,384
Liabilities in Excess of Other Assets - (5.8)%		(177,241,671)

Net Assets - 100.0%		$3,032,175,713

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,897,040,171

Gross unrealized appreciation	$374,283,590
Gross unrealized depreciation	(61,906,377)

Net unrealized appreciation	$312,377,213

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	All or a portion of security was purchased with the cash collateral from loaned securities.
(d)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income

BlackRock Cash Funds: Prime, SL Agency Shares	9,485,001	18,188,733	27,673,734	$21,075
BlackRock Cash Funds: Institutional, SL Agency Shares	138,527,226	71,323,545	209,850,771	$191,683

(e)	Represents the current yield as of report date.

Portfolio Abbreviation

ADR American Depositary Receipts

•	For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

96

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

363	S&P 500 E-Mini Index	Chicago Mercantile	December 2013	$30,388,545	$(156,617)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation

JPY 118,836,000	USD 1,216,336	BNP Paribas S.A.	10/02/13	$(7,363)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$2,931,938,760	$39,954,119	—	$2,971,892,879
Short-Term Securities	237,524,505	—	—	237,524,505

Total	$3,169,463,265	$39,954,119	—	$3,209,417,384

[1]	See above Schedule of Investments for values in each industry.

97

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

September 30, 2013

(Unaudited)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Equity contracts	$(156,617)	—	—	$(156,617)
Foreign currency exchange contracts	(7,363)	—	—	(7,363)

Total	$(163,980)	—	—	$(163,980)

[2]	Derivative financial instruments are financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$2,365,000	—	—	$2,365,000
Foreign currency at value	2,153	—	—	2,153
Liabilities:
Collateral on securities loaned at value	—	$(157,837,665)	—	(157,837,665)

Total	$2,367,153	$(157,837,665)	—	$(155,470,512)

There were no transfers between levels during the period ended September 30, 2013.

98

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities	Par (000)	Value

Access Group, Inc., Class A2 (a):
Series 2005-1, 0.36%, 3/23/20	$3,246	$3,234,433
Series 2005-A, 0.49%, 4/27/26	2,602	2,582,706
ACE Securities Corp. (a):
Series 2005-AG1, Class A2D, 0.54%, 8/25/35	2,421	2,253,277
Series 2005-HE2, Class M3, 0.90%, 4/25/35	3,120	3,056,187
Ally Auto Receivables Trust, Series 2009-B, Class B, 3.67%, 3/16/15 (b)	2,039	2,041,528
AmeriCredit Automobile Receivables Trust:
Series 2010-1, Class C, 5.19%, 8/17/15	1,854	1,884,613
Series 2010-1, Class D, 6.65%, 7/17/17	1,500	1,556,328
Series 2010-4, Class D, 4.20%, 11/08/16	2,600	2,691,998
Series 2011-1, Class C, 2.85%, 8/08/16	5,100	5,201,735
Series 2011-1, Class D, 4.26%, 2/08/17	3,895	4,060,339
Series 2011-2, Class D, 4.00%, 5/08/17	1,700	1,763,551
Series 2011-3, Class C, 2.86%, 1/09/17	1,900	1,945,091
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2, 0.38%, 8/25/35 (a)	260	255,260
Asset-Backed Funding Corp. Certificates (a):
Series 2005-HE2, Class M1, 0.90%, 6/25/35	50	50,355
Series 2005-OPT1, Class A1SS, 0.42%, 7/25/35	64	63,727
Bear Stearns Asset-Backed Securities I Trust (a):
Series 2004-BO1, Class 2A1, 0.50%, 10/25/34	4,744	4,709,734
Series 2006-HE1, Class 1A3, 0.51%, 12/25/35	3,565	3,478,798
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.43%, 11/25/37 (a)	655	645,281
CFC LLC, Series 2013-1A, Class A, 1.65%, 7/17/17 (b)	3,196	3,187,475
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	281	281,024
CIT Mortgage Loan Trust, Series 2007-1, Class 2A2, 1.43%, 10/25/37 (a)(b)	10,060	10,020,738
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A2, 0.33%, 3/25/37 (a)	703	701,889
Countrywide Asset-Backed Certificates (a):
Series 2005-14, Class 3A2, 0.42%, 4/25/36	817	813,393
Series 2005-4, Class MV1, 0.64%, 10/25/35	1,352	1,349,974
Series 2005-8, Class M1, 0.65%, 12/25/35	3,700	3,604,795
Series 2006-25, Class 2A2, 0.30%, 6/25/47	1,985	1,977,294
Series 2007-12, Class 2A1, 0.53%, 8/25/47	223	222,222
CPS Auto Receivables Trust, Series 2011-B, Class B, 5.68%, 9/17/18 (b)	1,512	1,579,857
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1, 1.18%, 5/26/37 (a)(b)	346	345,925
Exeter Automobile Receivables Trust, Series 2013-1A, Class A, 1.29%, 10/16/17 (b)	3,818	3,810,622
First Franklin Mortgage Loan Trust (a):
Series 2004-FF10, Class A3, 0.72%, 9/25/34	72	71,719
Series 2005-FF10, Class A4, 0.50%, 11/25/35	1,316	1,235,692
Series 2005-FF2, Class M2, 0.84%, 3/25/35	1,479	1,471,084
Series 2005-FF4, Class M1, 0.61%, 5/25/35	1,760	1,726,695
First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.90%, 10/15/18 (b)	3,338	3,325,055
Ford Credit Floorplan Master Owner Trust A, Class D:
Series 2011-1, 2.96%, 2/15/16 (b)	3,000	3,026,016
Series 2012-1, 2.28%, 1/15/16 (a)	1,070	1,073,808
HLSS Servicer Advance Receivables Backed Notes (b):
Series 2013-T1, Class A1, 0.90%, 1/15/44	12,200	12,192,680
Series 2013-T1, Class B1, 1.25%, 1/15/44	1,900	1,898,860
Series 2013-T2, Class A2, 1.15%, 5/16/44	5,200	5,170,880

99

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)	Value

HLSS Servicer Advance Receivables Backed Notes (b) (cont.):
Series 2013-T2, Class C2, 1.84%, 5/16/44	$1,000	$995,900
Series 2013-T2, Class D2, 2.39%, 5/16/44	750	745,800
Series 2013-T6, Class A, 1.29%, 9/15/44	3,000	3,000,000
Series 2013-T6, Class C, 1.73%, 9/15/44	900	900,000
Iowa Student Loan Liquidity Corp., Series 2005-1, Class A2, 0.35%, 3/25/22 (a)	9,332	9,314,357
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AV4, 0.31%, 11/25/36 (a)	1,450	1,420,247
Keycorp Student Loan Trust, Class 2A3 (a):
Series 2005-A, 0.48%, 9/28/26	3,766	3,728,926
Series 2006-A, 0.44%, 6/27/29	12,418	12,224,391
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1.00%, 6/25/35 (a)	1,324	1,279,066
MASTR Asset-Backed Securities Trust, Series 2006-FRE1, Class A3, 0.36%, 12/25/35 (a)	1,174	1,167,714
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE3, Class M2, 0.70%, 7/25/35 (a)	925	914,311
The National Collegiate Student Loan Trust (a):
Series 2004-1, Class A2, 0.51%, 6/25/27	3,586	3,439,033
Series 2005-1, Class A3, 0.32%, 10/26/26	1,448	1,438,660
Series 2005-2, Class A3, 0.37%, 2/25/28	5,579	5,445,534
Series 2005-3, Class A3, 0.42%, 7/25/28	4,880	4,721,273
Series 2005-3, Class A4, 0.46%, 4/25/29	2,038	1,817,435
Series 2006-1, Class A3, 0.37%, 5/25/26	1,210	1,172,654
Series 2006-2, Class A2, 0.33%, 7/25/26	9,006	8,749,417
Series 2007-4, Class A2A3, 3.70%, 12/26/25	3,200	3,198,016
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 1.00%, 2/15/45 (b)	1,650	1,638,516
Nationstar Mortgage Advance Receivable Trust, Series 2013- T1A, Class A1, 1.08%, 6/20/44 (b)	16,100	16,093,995
New Century Home Equity Loan Trust, Series 2005-3, Class A2D, 0.56%, 7/25/35 (a)	889	887,777
Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2006-WF1, Class A3, 0.32%, 3/25/36 (a)	1,689	1,668,669
Park Place Securities, Inc. (a):
Series 2004-WWF1, Class M2, 1.20%, 12/25/34	2,252	2,247,438
Series 2005-WCW3, Class A2C, 0.56%, 8/25/35	4,648	4,493,923
RAAC Trust, Series 2006-SP3, Class A2, 0.35%, 8/25/36 (a)	1,102	1,100,606
RAMP, Series 2005-RZ4, Class A2, 0.44%, 11/25/35 (a)	490	486,102
RASC Trust, Series 2005-AHL3, Class A2, 0.42%, 11/25/35 (a)	3,861	3,724,069
Residential Asset Mortgage Products, Inc., Series 2005-RS6, Class M1, 0.68%, 6/25/35 (a)	4,216	4,146,721
Santander Consumer Acquired Receivables Trust (b):
Series 2011-S1A, Class D, 3.15%, 8/15/16	2,017	2,025,298
Series 2011-WO, Class C, 3.19%, 10/15/15	13,400	13,544,157
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17	1,225	1,250,398
Series 2010-3, Class C, 3.06%, 11/15/17	5,010	5,110,977
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	9,945	10,043,938
Series 2011-1, Class C, 3.11%, 5/16/16	5,000	5,096,320
Series 2011-1, Class D, 4.01%, 2/15/17	14,720	15,246,608
Series 2011-3, Class B, 2.50%, 12/15/15	1,155	1,162,200
Series 2011-3, Class D, 4.23%, 5/15/17	3,900	4,057,669
Series 2011-4, Class C, 3.82%, 8/15/17	3,490	3,583,333
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	193	193,294
Series 2011-S2A, Class C, 2.86%, 6/15/17 (b)	34	33,726

100

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities (Cont.)	Par (000)	Value

Santander Drive Auto Receivables Trust (cont.):
Series 2011-S2A, Class D, 3.35%, 6/15/17 (b)	$285	$286,138
Series 2012-2, Class B, 2.09%, 8/15/16	3,400	3,432,824
Series 2012-3, Class B, 1.94%, 12/15/16	500	505,554
Series 2012-4, Class B, 1.83%, 3/15/17	1,300	1,310,240
Series 2012-6, Class B, 1.33%, 5/15/17	11,190	11,208,161
Series 2013-3 Class C, 1.81%, 4/15/19	2,590	2,544,191
Series 2013-A, Class B, 1.89%, 10/15/19 (b)	2,300	2,298,620
Series 2013-A, Class C, 3.12%, 10/15/19 (b)	4,100	4,102,050
SLC Student Loan Trust, Series 2009-AA, Class A, 4.75%, 6/15/33 (a)(b)	9,911	9,202,051
SLM Private Credit Student Loan Trust, Series 2003-A, Class A2, 0.69%, 9/15/20 (a)	12,795	12,608,337
SLM Private Education Loan Trust, (a)(b):
Series 2011-C, Class A1, 1.58%, 12/15/23	1,963	1,975,987
Series 2012-A, 1.58%, Class A1, 8/15/25	1,520	1,532,203
Series 2013-B, Class A1, 0.83%, 7/15/22	11,046	10,997,767
SLM Student Loan Trust (a):
Series 2004-A, Class A2, 0.45%, 3/16/20	7,452	7,361,402
Series 2004-B, Class A2, 0.45%, 6/15/21	2,696	2,649,830
Series 2005-A, Class A2, 0.39%, 12/15/20	2,528	2,514,142
Series 2006-B, Class A3, 0.39%, 12/15/22	766	764,664
Series 2006-C, Class A3, 0.38%, 6/15/21	5,717	5,697,440
Series 2009-CT, Class 1A, 2.35%, 4/15/39 (b)	2,080	2,084,286
Series 2009-CT, Class 2A, 2.03%, 4/15/39 (b)	2,217	2,224,676
Series 2010-A, Class 1A, 3.20%, 5/16/44 (b)	4,551	4,701,165
Series 2011-A, Class A1, 1.18%, 10/15/24 (b)	13,119	13,152,303
Series 2011-B, Class A1, 1.03%, 12/16/24 (b)	1,695	1,689,343
Series 2012-B, Class A1, 1.28%, 12/15/21 (b)	6,272	6,290,250
Series 2012-C, Class A1, 1.28%, 8/15/23 (b)	3,622	3,637,511
Series 2012-D, Class A1, 1.23%, 6/15/23 (b)	2,669	2,674,188
Series 2012-E, Class A1, 0.93%, 10/16/23 (b)	8,124	8,112,552
Series 2013-A, Class A1, 0.78%, 8/15/22 (b)	7,707	7,682,340
Series 2013-C, Class A1, 1.03%, 2/15/22 (b)	6,000	6,000,000
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3, 0.44%, 12/25/35 (a)	4,956	4,751,242
Terwin Mortgage Trust, Series 2006-5, Class 2A2, 0.39%, 6/25/37 (a)(b)	4,976	4,635,038
Westlake Automobile Receivables Trust, Series 2011-1A, Class B, 2.60%, 10/15/14 (b)	1,321	1,322,327

Total Asset-Backed Securities - 13.0%		414,019,928

Corporate Bonds

Aerospace & Defense - 0.4%
L-3 Communications Corp.:
3.95%, 11/15/16	1,250	1,333,283
4.75%, 7/15/20	1,600	1,675,696
4.95%, 2/15/21 (c)	1,615	1,710,162
Lockheed Martin Corp.:
3.35%, 9/15/21	1,649	1,647,011
4.85%, 9/15/41	2,000	1,984,236
4.07%, 12/15/42	1,592	1,398,637
Raytheon Co., 4.70%, 12/15/41	2,100	2,070,174

		11,819,199

Air Freight & Logistics - 0.0%
United Parcel Service, Inc., 4.88%, 11/15/40	400	419,993

Airlines - 0.1%
United Airlines Pass Through Trust, Series 1, Class A, 4.30%, 2/15/27	4,400	4,301,000

Auto Components - 0.0%
Lear Corp., 4.75%, 1/15/23 (b)(c)	1,000	927,500

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	3,700	3,422,929

101

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Beverages (cont.)
Bottling Group LLC, 5.13%, 1/15/19	$1,100	$1,251,402
Diageo Capital PLC, 0.63%, 4/29/16	2,800	2,779,484
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,069,876
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	1,250	1,297,023
PepsiCo, Inc.:
2.75%, 3/01/23	3,400	3,184,661
4.88%, 11/01/40	1,000	1,012,490
3.60%, 8/13/42	2,000	1,662,056

		16,679,921

Biotechnology - 0.7%
Amgen, Inc., 2.30%, 6/15/16 (c)	3,240	3,338,415
Biogen Idec, Inc., 6.88%, 3/01/18	5,328	6,325,188
Celgene Corp.:
2.30%, 8/15/18	4,700	4,697,847
3.95%, 10/15/20	4,000	4,106,992
3.25%, 8/15/22	1,900	1,801,641
Genentech, Inc., 4.75%, 7/15/15	625	669,607
Gilead Sciences, Inc., 3.05%, 12/01/16	1,400	1,478,130

		22,417,820

Capital Markets - 2.0%
The Bank of New York Mellon Corp., Series D, 4.50%, 12/29/49 (a)	1,264	1,093,360
The Bear Stearns Cos. LLC:
5.70%, 11/15/14	800	844,458
6.40%, 10/02/17	2,500	2,916,410
Credit Suisse First Boston USA, Inc., 5.13%, 1/15/14 (c)	1,400	1,418,981
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	3,700	4,182,498
6.15%, 4/01/18	1,500	1,715,625
2.90%, 7/19/18	4,700	4,737,760
7.50%, 2/15/19	1,200	1,449,923
5.75%, 1/24/22	1,400	1,552,100
3.63%, 1/22/23	11,500	10,996,967
6.75%, 10/01/37	4,350	4,539,817
6.25%, 2/01/41	3,050	3,416,973
Morgan Stanley:
2.88%, 7/28/14	3,400	3,456,297
6.00%, 4/28/15	1,400	1,502,001
1.75%, 2/25/16	3,000	3,014,466
6.25%, 8/28/17	1,500	1,706,937
5.63%, 9/23/19	3,000	3,347,772
3.75%, 2/25/23	7,500	7,230,255
4.10%, 5/22/23	2,900	2,704,882

		61,827,482

Chemicals - 0.4%
Ecolab, Inc., 1.00%, 8/09/15	2,900	2,901,340
LYB International Finance BV, 4.00%, 7/15/23	550	545,261
LyondellBasell Industries NV, 6.00%, 11/15/21 (c)	4,800	5,478,384
RPM International, Inc., 6.13%, 10/15/19	2,453	2,793,359

		11,718,344

Commercial Banks - 1.7%
ANZ New Zealand Int’l Ltd/London, 1.13%, 3/24/16 (b)	2,500	2,495,205
The Bank of New York Mellon Corp., 0.70%, 3/04/16	4,600	4,558,945
Bank of Nova Scotia, 0.95%, 3/15/16	4,200	4,187,450
Discover Bank/Greenwood, 4.20%, 8/08/23	290	289,124
Export-Import Bank of Korea, 4.00%, 1/29/21	1,446	1,480,331
Fifth Third Bancorp, 0.90%, 2/26/16	2,900	2,882,368
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,829,445
HSBC Holdings PLC, 6.50%, 9/15/37	1,700	1,926,731
JPMorgan Chase Bank NA, 6.00%, 10/01/17	800	915,323
Royal Bank of Canada:
0.85%, 3/08/16	4,600	4,586,343
1.13%, 7/21/17	19,650	19,671,497
US Bancorp, 2.20%, 11/15/16	4,000	4,120,640
Wachovia Bank NA, 6.00%, 11/15/17	5,400	6,224,040

		55,167,442

Commercial Services & Supplies - 0.0%
Catholic Health Initiatives, 4.35%, 11/01/42	1,600	1,448,094

Computers & Peripherals - 0.4%
Apple, Inc., 2.40%, 5/03/23	4,400	3,982,796
EMC Corp., 2.65%, 6/01/20	4,500	4,454,501
Hewlett-Packard Co., 4.75%, 6/02/14	2,900	2,976,166

		11,413,463

102

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Consumer Finance - 0.1%
Caterpillar Financial Services Corp., 0.70%, 2/26/16 (c)	$3,600	$3,583,483

Containers & Packaging - 0.1%
Rock-Tenn Co.:
4.45%, 3/01/19	1,750	1,858,782
4.90%, 3/01/22	1,900	1,963,787

		3,822,569

Diversified Financial Services - 3.5%
American Express Credit Corp.:
2.75%, 9/15/15	2,600	2,698,173
2.38%, 3/24/17 (c)	3,000	3,095,808
Associates Corp. of North America, 6.95%, 11/01/18	964	1,145,096
Bank of America Corp.:
4.50%, 4/01/15 (c)	4,300	4,515,808
3.70%, 9/01/15 (c)	1,000	1,045,446
3.75%, 7/12/16	2,400	2,543,244
5.49%, 3/15/19	1,500	1,636,836
5.70%, 1/24/22	3,500	3,909,717
3.30%, 1/11/23	11,200	10,491,712
5.88%, 2/07/42	750	832,712
Citigroup, Inc.:
6.38%, 8/12/14	712	746,402
4.45%, 1/10/17	4,200	4,547,626
2.50%, 9/26/18	3,000	2,983,338
8.50%, 5/22/19	1,600	2,043,587
3.38%, 3/01/23 (c)	2,600	2,474,077
3.50%, 5/15/23	2,700	2,436,472
6.13%, 8/25/36	800	805,154
8.13%, 7/15/39	3,300	4,583,113
5.88%, 1/30/42	350	389,147
Ford Motor Credit Co. LLC:
3.88%, 1/15/15	2,900	2,999,415
1.70%, 5/09/16	2,800	2,799,712
5.88%, 8/02/21	3,800	4,224,186
4.25%, 9/20/22	3,700	3,695,238
4.38%, 8/06/23	5,770	5,773,260
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	2,053,306
4.38%, 9/16/20	4,000	4,255,624
4.63%, 1/07/21	1,600	1,716,872
6.75%, 3/15/32	500	596,400
6.88%, 1/10/39	1,000	1,225,548
Jefferies Group LLC, 5.13%, 1/20/23 (c)	940	947,382
JPMorgan Chase & Co.:
1.13%, 2/26/16 (c)	4,500	4,494,807
2.00%, 8/15/17 (c)	4,100	4,115,236
3.25%, 9/23/22	2,600	2,452,822
3.20%, 1/25/23	10,900	10,197,146
3.38%, 5/01/23	1,800	1,632,355
5.60%, 7/15/41	1,000	1,078,140
Series Q, 5.15%, 12/29/49 (a)	1,825	1,596,875
Merrill Lynch & Co., Inc.:
6.88%, 4/25/18	550	648,178
6.11%, 1/29/37	1,300	1,338,910

		110,764,880

Diversified Telecommunication Services - 1.5%
Alltel Corp., 7.00%, 3/15/16	2,500	2,833,157
AT&T, Inc.:
2.40%, 8/15/16	1,250	1,290,566
3.00%, 2/15/22	11,700	10,972,272
6.55%, 2/15/39	2,000	2,222,948
5.35%, 9/01/40	1,231	1,194,747
5.55%, 8/15/41	5,000	4,963,225
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	4,250	3,832,357
Embarq Corp., 8.00%, 6/01/36	1,000	1,018,071
Lynx I Corp., 5.38%, 4/15/21 (b)	1,225	1,194,375
Verizon Communications, Inc.:
3.65%, 9/14/18	4,500	4,741,618
8.75%, 11/01/18	1,300	1,670,135
4.50%, 9/15/20	4,500	4,785,597
6.90%, 4/15/38	900	1,042,788
7.35%, 4/01/39	1,700	2,076,800
4.75%, 11/01/41	2,100	1,875,437
6.55%, 9/15/43	2,675	3,019,906

		48,733,999

Electric Utilities - 1.5%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,058,925
Series 100, 5.88%, 2/01/33	3,500	4,012,466
Duke Energy Corp.:
2.15%, 11/15/16	2,100	2,159,936
5.05%, 9/15/19 (c)	2,000	2,228,832
Duke Energy Florida, Inc., 3.85%, 11/15/42	2,500	2,174,710
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,597,823
Mississippi Power Co., Series 12-A, 4.25%, 3/15/42	1,700	1,490,728
Nisource Finance Corp., 4.80%, 2/15/44	1,125	1,007,497
Northern States Power Co., 5.25%, 7/15/35	2,500	2,732,098
Pacific Gas & Electric Co.:
5.63%, 11/30/17	1,500	1,723,022
3.25%, 9/15/21 (c)	2,900	2,846,623
3.75%, 8/15/42	3,000	2,441,202

103

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Electric Utilities (cont.)
PacifiCorp:
5.50%, 1/15/19	$1,300	$1,514,267
6.25%, 10/15/37	1,000	1,210,002
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,439,428
4.40%, 1/15/21	3,700	3,912,965
3.15%, 4/01/22	950	908,378
The Southern Co., 4.15%, 5/15/14	900	920,084
Tampa Electric Co., 2.60%, 9/15/22	2,000	1,882,256
Xcel Energy, Inc., 0.75%, 5/09/16	3,200	3,177,568

		48,438,810

Electrical Equipment - 0.3%
Eaton Corp., 0.95%, 11/02/15 (b)	3,000	3,000,327
Roper Industries, Inc.:
2.05%, 10/01/18	3,500	3,433,006
6.25%, 9/01/19	1,500	1,742,849

		8,176,182

Electronic Equipment, Instruments & Components - 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,343,891

Energy Equipment & Services - 0.0%
Sunoco Logistics Partners Operations LP, 4.95%, 1/15/43	900	801,778

Food & Staples Retailing - 0.5%
CVS Caremark Corp., 6.13%, 8/15/16	2,300	2,617,253
The Kroger Co., 3.85%, 8/01/23	2,025	1,994,388
Wal-Mart Stores, Inc.:
1.13%, 4/11/18	4,400	4,301,690
5.63%, 4/01/40	3,500	3,934,938
5.63%, 4/15/41	3,800	4,281,198

		17,129,467

Food Products - 0.6%
ConAgra Foods, Inc., 7.13%, 10/01/26	2,400	2,919,917
The Hershey Co., 4.13%, 12/01/20	1,550	1,681,623
Kellogg Co.:
4.45%, 5/30/16	100	108,906
3.25%, 5/21/18	1,550	1,640,270
Mead Johnson Nutrition Co., 4.90%, 11/01/19	4,500	4,979,709
Mondelez International, Inc.:
4.13%, 2/09/16	2,000	2,135,426
5.38%, 2/10/20	1,715	1,936,528
Unilever Capital Corp., 2.20%, 3/06/19	3,400	3,424,358

		18,826,737

Gas Utilities - 0.1%
Southern California Gas Co., 3.75%, 9/15/42	1,800	1,590,149

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc., 1.85%, 6/15/18	1,650	1,648,531
Boston Scientific Corp., 4.13%, 10/01/23	1,070	1,063,622
Covidien International Finance SA:
4.20%, 6/15/20	1,700	1,818,956
3.20%, 6/15/22	6,600	6,468,297
2.95%, 6/15/23	4,400	4,151,035
St Jude Medical, Inc., 3.25%, 4/15/23	2,600	2,471,029

		17,621,470

Health Care Providers & Services - 1.2%
Aetna, Inc., 2.75%, 11/15/22	3,500	3,229,912
AmerisourceBergen Corp.:
5.88%, 9/15/15	2,000	2,189,250
4.88%, 11/15/19	900	1,007,530
3.50%, 11/15/21	6,250	6,264,006
Cardinal Health, Inc., 1.70%, 3/15/18	2,200	2,149,976
DaVita HealthCare Partners, Inc., 6.38%, 11/01/18 (c)	3,550	3,727,500
Express Scripts Holding Co., 3.13%, 5/15/16	3,000	3,140,073
Humana, Inc., 6.45%, 6/01/16 (c)	4,100	4,607,478
McKesson Corp., 1.40%, 3/15/18	4,500	4,381,889
UnitedHealth Group, Inc., 4.70%, 2/15/21 (c)	3,100	3,388,604
WellPoint, Inc., 5.25%, 1/15/16	2,890	3,155,273

		37,241,491

Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc., 2.60%, 5/15/18	1,200	1,195,342
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	525	485,964
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,240,290
4.88%, 7/15/40	1,600	1,674,352
3.70%, 2/15/42	1,800	1,564,778
Wyndham Worldwide Corp.:
4.25%, 3/01/22 (c)	1,550	1,526,553
3.90%, 3/01/23	1,550	1,471,551

104

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Hotels, Restaurants & Leisure (cont.)
Yum! Brands, Inc.:
4.25%, 9/15/15	$2,000	$2,126,220
5.30%, 9/15/19	2,241	2,512,190
6.88%, 11/15/37	2,100	2,435,761

		16,233,001

Household Durables - 0.1%
MDC Holdings, Inc., 6.00%, 1/15/43	1,760	1,526,640
Mohawk Industries, Inc., 3.85%, 2/01/23	1,655	1,575,257
Tupperware Brands Corp., 4.75%, 6/01/21	750	760,884

		3,862,781

Household Products - 0.0%
Kimberly-Clark Corp., 2.40%, 3/01/22	1,250	1,185,881

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,200	3,464,864
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	495,060
PSEG Power LLC, 4.15%, 9/15/21	1,150	1,179,979
Southern Power Co., 5.15%, 9/15/41	1,000	986,563

		6,126,466

Industrial Conglomerates - 0.0%
General Electric Co., 4.13%, 10/09/42	1,200	1,101,648

Insurance - 0.9%
Aflac, Inc., 3.63%, 6/15/23	4,000	3,906,236
American International Group, Inc.:
6.40%, 12/15/20	1,200	1,414,096
8.18%, 5/15/68 (a)	500	585,250
Berkshire Hathaway, Inc.:
1.90%, 1/31/17	2,400	2,446,726
3.00%, 2/11/23	3,500	3,372,918
Fidelity National Financial, Inc., 5.50%, 9/01/22	1,225	1,291,317
Markel Corp.:
5.35%, 6/01/21	1,300	1,413,210
3.63%, 3/30/23 (c)	1,300	1,235,391
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	435,502
4.80%, 7/15/21	1,600	1,729,278
Principal Financial Group, Inc., 3.30%, 9/15/22	800	777,151
Protective Life Corp., 8.45%, 10/15/39	800	1,007,485
Prudential Financial, Inc., 4.75%, 9/17/15	3,900	4,184,505
Willis Group Holdings PLC, 4.13%, 3/15/16	2,600	2,730,554
XL Group Ltd., 5.75%, 10/01/21	1,400	1,594,225

		28,123,844

Internet & Catalog Retail - 0.1%
Amazon.com, Inc., 1.20%, 11/29/17	2,600	2,539,878

Internet Software & Services - 0.1%
eBay, Inc., 2.60%, 7/15/22	850	790,279
VeriSign, Inc., 4.63%, 5/01/23 (b)	1,325	1,245,500

		2,035,779

IT Services - 0.5%
Fiserv, Inc., 3.50%, 10/01/22	4,000	3,787,084
International Business Machines Corp.:
2.00%, 1/05/16 (c)	8,600	8,835,288
7.63%, 10/15/18	2,050	2,604,068
5.60%, 11/30/39	88	99,818

		15,326,258

Leisure Equipment & Products - 0.2%
Mattel, Inc.:
2.50%, 11/01/16	750	774,216
5.45%, 11/01/41	1,600	1,617,789
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22 (c)	3,654	3,544,380

		5,936,385

Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	3,100	3,209,718
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14 (c)	1,600	1,640,823
3.20%, 3/01/16	2,800	2,916,763

		7,767,304

Machinery - 0.1%
Danaher Corp., 2.30%, 6/23/16	450	465,129
Dover Corp., 4.30%, 3/01/21	2,400	2,578,272
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 1/15/19 (b)	400	398,727

		3,442,128

Media - 0.9%
Comcast Corp.:
5.70%, 5/15/18 (c)	2,450	2,853,731
3.13%, 7/15/22	2,550	2,484,322

105

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Media (cont.)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.55%, 3/15/15	$3,600	$3,727,858
DISH DBS Corp.:
7.88%, 9/01/19	2,700	3,078,000
6.75%, 6/01/21	1,200	1,261,500
NBCUniversal Enterprise, Inc. (b):
5.25%, (d)	2,200	2,174,150
1.97%, 4/15/19	2,700	2,621,616
NBCUniversal Media LLC, 6.40%, 4/30/40	500	591,385
News America, Inc., 4.50%, 2/15/21	2,500	2,654,800
Scripps Networks Interactive, Inc., 2.70%, 12/15/16	2,300	2,387,807
Thomson Reuters Corp., 0.88%, 5/23/16	1,600	1,590,499
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,341,944
2.50%, 9/01/18	1,100	1,097,978

		27,865,590

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,000	1,951,920
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	940,727
Xstrata Canada Financial Corp., 6.00%, 11/15/41 (b)	650	602,560

		3,495,207

Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc., 4.20%, 3/15/42	2,400	2,222,678
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,797,541
4.45%, 3/15/21 (c)	2,100	2,250,119
Series C, 4.05%, 9/15/42	1,700	1,463,129
SCANA Corp., 4.13%, 2/01/22	500	488,183

		11,221,650

Multiline Retail - 0.1%
Nordstrom, Inc.:
4.00%, 10/15/21 (c)	1,200	1,254,148
7.00%, 1/15/38	600	765,402

		2,019,550

Oil, Gas & Consumable Fuels - 2.4%
BP Capital Markets PLC:
3.13%, 10/01/15	700	732,073
3.20%, 3/11/16	1,500	1,574,708
3.56%, 11/01/21	1,900	1,889,902
Buckeye Partners LP:
4.88%, 2/01/21	550	570,814
4.15%, 7/01/23	3,100	3,025,126
Chevron Corp.:
2.43%, 6/24/20	1,050	1,037,915
2.36%, 12/05/22	4,200	3,866,818
CNOOC Finance 2013 Ltd., 1.75%, 5/09/18	875	845,916
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	567,251
DCP Midstream Operating LP, 3.25%, 10/01/15	2,000	2,066,734
Encana Corp., 6.50%, 5/15/19	400	470,958
Energy Transfer Partners LP:
9.70%, 3/15/19	842	1,076,825
9.00%, 4/15/19	373	471,101
4.15%, 10/01/20	3,950	4,059,474
Enterprise Products Operating LLC:
3.20%, 2/01/16	3,000	3,148,347
5.20%, 9/01/20	500	556,395
5.95%, 2/01/41	900	969,956
4.45%, 2/15/43	2,100	1,857,769
Series J, 5.75%, 3/01/35	1,500	1,589,312
Husky Energy, Inc.:
3.95%, 4/15/22	5,300	5,320,076
6.80%, 9/15/37	1,000	1,222,089
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22	4,400	4,326,111
Marathon Oil Corp., 0.90%, 11/01/15	1,300	1,299,875
Marathon Petroleum Corp., 6.50%, 3/01/41	2,374	2,581,072
Petrobras Global Finance BV, 4.38%, 5/20/23 (c)	3,200	2,927,315
Petrobras International Finance Co.:
5.38%, 1/27/21 (c)	3,100	3,114,213
6.75%, 1/27/41	500	483,510
Petroleos Mexicanos:
5.50%, 1/21/21	1,100	1,177,000
4.88%, 1/24/22 (c)	2,600	2,652,000
6.50%, 6/02/41	4,800	4,974,614
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 6/01/42	700	697,670
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	768,509
6.70%, 5/15/36	1,000	1,187,310
Sunoco Logistics Partners Operations LP:
3.45%, 1/15/23 (c)	4,400	4,094,482
6.10%, 2/15/42	900	939,606

106

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)	Value

Oil, Gas & Consumable Fuels (cont.)
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	$2,850	$3,399,548
3.80%, 10/01/20	4,200	4,405,909
Williams Partners LP, 3.80%, 2/15/15	800	830,382

		76,778,685

Paper & Forest Products - 0.1%
International Paper Co., 9.38%, 5/15/19	1,600	2,109,971

Personal Products - 0.2%
Avon Products, Inc., 4.60%, 3/15/20	4,600	4,770,172

Pharmaceuticals - 1.3%
AbbVie, Inc.:
1.20%, 11/06/15	1,300	1,304,703
2.90%, 11/06/22	1,925	1,800,279
Allergan, Inc., 1.35%, 3/15/18	2,950	2,876,179
AstraZeneca PLC:
6.45%, 9/15/37	2,500	3,049,970
4.00%, 9/18/42	3,400	3,019,588
Bristol-Myers Squibb Co., 2.00%, 8/01/22 (c)	4,600	4,136,205
Eli Lilly & Co., 5.55%, 3/15/37	1,700	1,898,285
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22	4,500	4,317,651
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/16	2,500	2,498,512
5.65%, 5/15/18	1,200	1,396,840
6.38%, 5/15/38	500	623,758
Pfizer, Inc.:
6.20%, 3/15/19	1,500	1,806,584
7.20%, 3/15/39	1,600	2,168,899
Sanofi, 1.25%, 4/10/18	2,900	2,831,110
Sanofi-Aventis SA, 2.63%, 3/29/16	2,400	2,504,460
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	2,800	2,779,115
Zoetis, Inc., 1.15%, 2/01/16 (b)	3,000	3,012,072

		42,024,210

Professional Services - 0.0%
The Dun & Bradstreet Corp., 2.88%, 11/15/15 (c)	600	616,807

Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.:
4.63%, 4/01/15	4,000	4,179,516
4.50%, 1/15/18	2,100	2,217,890
5.05%, 9/01/20	2,300	2,385,778
4.70%, 3/15/22	2,900	2,817,753
Corrections Corp. of America:
4.13%, 4/01/20	2,900	2,747,750
4.63%, 5/01/23 (c)	2,425	2,258,281
Health Care REIT, Inc., 5.25%, 1/15/22	3,100	3,312,731
Simon Property Group LP:
5.65%, 2/01/20	1,000	1,141,028
4.75%, 3/15/42	1,900	1,794,710
Weyerhaeuser Co., 7.38%, 3/15/32	1,800	2,192,341

		25,047,778

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23	2,000	1,881,964
5.40%, 6/01/41	2,700	2,810,200
Canadian Pacific Railway Co., 7.13%, 10/15/31	1,000	1,211,310
Norfolk Southern Corp., 5.75%, 1/15/16	2,425	2,680,052
Union Pacific Corp., 6.13%, 2/15/20	1,300	1,555,671

		10,139,197

Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.:
3.30%, 10/01/21	2,100	2,090,174
2.70%, 12/15/22	3,000	2,786,196
Maxim Integrated Products, Inc., 3.38%, 3/15/23	2,000	1,862,380

		6,738,750

Software - 0.2%
Microsoft Corp., 2.13%, 11/15/22	2,700	2,456,490
Oracle Corp.:
5.25%, 1/15/16	1,500	1,649,494
5.75%, 4/15/18	550	640,525
3.63%, 7/15/23	950	947,463
5.38%, 7/15/40	800	871,174

		6,565,146

Specialty Retail - 1.2%
Advance Auto Parts, Inc., 4.50%, 1/15/22 (c)	3,100	3,054,064
The Gap, Inc., 5.95%, 4/12/21 (c)	5,635	6,243,608
The Home Depot, Inc.:
5.88%, 12/16/36	2,500	2,853,618
5.40%, 9/15/40	2,000	2,160,638
5.95%, 4/01/41	3,300	3,863,713

107

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds (Cont.)	Par (000)		Value

Specialty Retail (cont.)
L Brands, Inc. (FKA Limited Brands, Inc.):
6.90%, 7/15/17		$2,167	$2,448,710
8.50%, 6/15/19		4,000	4,770,000
O’Reilly Automotive, Inc., 4.63%, 9/15/21		5,300	5,565,371
QVC, Inc., 4.38%, 3/15/23		4,275	3,975,690
The Sherwin-Williams Co., 3.13%, 12/15/14		3,300	3,396,459

			38,331,871

Tobacco - 0.9%
Altria Group, Inc.:
4.13%, 9/11/15		2,600	2,757,966
2.85%, 8/09/22		3,400	3,113,934
Lorillard Tobacco Co., 3.50%, 8/04/16 (c)		650	680,889
Philip Morris International, Inc.:
5.65%, 5/16/18		4,300	4,976,876
2.90%, 11/15/21		2,700	2,616,608
2.63%, 3/06/23		4,400	4,067,219
6.38%, 5/16/38		2,500	2,970,788
Reynolds American, Inc.:
1.05%, 10/30/15		2,000	2,001,036
3.25%, 11/01/22		2,300	2,117,205
4.85%, 9/15/23		2,900	3,011,957

			28,314,478

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC:
2.88%, 3/16/16		1,800	1,867,158
5.63%, 2/27/17		950	1,066,308

			2,933,466

Total Corporate Bonds - 28.4%			900,869,045

Foreign Agency Obligations

Brazilian Government International Bond, 5.63%, 1/07/41		1,500	1,496,250
Colombia Government International Bond:
4.38%, 7/12/21 (c)		2,000	2,065,000
7.38%, 9/18/37		800	998,800
6.13%, 1/18/41		1,200	1,308,000
KFW, 2.75%, 10/01/20		7,900	8,061,950
Mexico Government International Bond:
6.75%, 9/27/34		2,400	2,844,000
6.05%, 1/11/40		1,300	1,421,550
Panama Government International Bond, 6.70%, 1/26/36		1,600	1,828,000
Peruvian Government International Bond, 6.55%, 3/14/37		1,100	1,300,750
South Africa Government International Bond, 5.50%, 3/09/20 (c)		2,000	2,147,500
Turkey Government International Bond, 3.25%, 3/23/23 (c)		8,800	7,590,000
United Kingdom Gilt Inflation Linked, 0.13%, 3/22/24	GBP	18,644	31,232,385

Total Foreign Agency Obligations - 2.0%			62,294,185

Municipal Bonds

Bay Area Toll Authority, RB:
6.26%, 4/01/49	USD	425	511,993
7.04%, 4/01/50		800	977,232
Brazos Higher Education Authority, Series 2004-I, Class A2, 0.43%, 6/27/22 (a)		1,332	1,326,927
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, Series B, 6.74%, 11/01/40		150	167,987
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40		150	172,110
Denver City & County School District No 1, COP, Refunding Series B, 4.24%, 12/15/37		875	801,990
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 1.30%, 7/01/16		1,725	1,717,030
Los Angeles Department of Water & Power, RB, 6.57%, 7/01/45		1,320	1,621,858
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40		1,200	1,342,584
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41		700	879,928
Series F, 7.41%, 1/01/40		700	910,000
New York City Transitional Finance Authority, RB, Build America Bonds, Sub-Series B-1, 5.57%, 11/01/38		450	494,195

108

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Municipal Bonds (Cont.)	Par (000)	Value

New York City Water & Sewer System, Refunding RB, 6.01%, 6/15/42	$1,000	$1,163,300
Orange County Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	450	563,728
Oregon Department of Transportation, RB, 5.83%, 11/15/34	400	464,440
Port Authority of New York & New Jersey, RB, 5.65%, 11/01/40	800	870,040
Port Authority of New York & New Jersey, Refunding RB, 4.46%, 10/01/62	700	589,911
San Diego County Regional Transportation Commission, RB, 5.91%, 4/01/48	600	685,836
San Francisco City & County Public Utilities Commission Revenue, RB, 6.95%, 11/01/50	900	1,108,008
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39	1,150	1,492,136
7.63%, 3/01/40	1,150	1,503,878
7.60%, 11/01/40	250	326,913
State of Illinois, GO:
5.10%, 6/01/33	1,000	883,890
Build America Bonds, 7.35%, 7/01/35	650	689,884
State of Mississippi, GO, Refunding, 5.25%, 11/01/34	600	633,210
University of Missouri, RB, Build America Bonds, 5.79%, 11/01/41	300	336,960

Total Municipal Bonds - 0.7%		22,235,968

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 1.2%
Alternative Loan Trust, Series 2006-HY12, Class A1, 3.89%, 8/25/36 (a)	64	63,876
Banc of America Funding Trust, Series 2005-8, Class 4A27, 5.75%, 1/25/36	2	1,635
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 2/25/21	334	348,804
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A6, 5.25%, 8/25/35	580	589,785
CSMC Trust (a)(b):
Series 2009-13R, Class 5A1, 0.96%, 1/26/35	9,318	9,214,322
Series 2010-20R, Class 7A6, 3.50%, 3/27/37	7,313	7,401,749
Series 2011-4R, Class 4A6, 4.00%, 8/27/37	2,620	2,640,363
Series 2013-8R, Class 7A1, 0.34%, 4/27/37	2,020	1,905,885
Series 2013-8R, Class 8A1, 0.42%, 5/27/37	7,205	6,826,066
GreenPoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, 0.28%, 9/25/46 (a)	—	15
Greenpoint Mortgage Funding Trust, Series 2006-AR5, Class A1A, 0.26%, 10/25/46 (a)	1	673
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.80%, 1/25/36 (a)	101	100,387
HSI Asset Securitization Corp. Trust, Series 2005-NC2, Class 2A4, 0.96%, 8/25/35 (a)	373	368,043
MASTR Asset Securitization Trust, Series 2005-2, Class 1A1, 5.25%, 11/25/35	128	128,062
National RMBS Trust, Series 2006-3, Class A1, 0.34%, 10/20/37 (a)(b)	3,605	3,589,688
Permanent Master Issuer PLC, Series 2011-1A, Class 1A1, 1.67%, 7/15/42 (a)(b)	4,300	4,312,771
Puma Finance Ltd., Series G5, Class A1, 0.40%, 2/21/38 (a)(b)	978	966,844
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	381	382,657
Wells Fargo Mortgage Backed Securities Trust:	25	25,366
Series 2005-7, Class A3, 5.25%, 9/25/35
Series 2006-4, Class 1A8, 5.75%, 4/25/36	240	239,170

		39,106,161

109

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)	Value

Commercial Mortgage-Backed Securities - 5.9%
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47	$1,520	$1,606,137
Series 2006-6, Class A4, 5.36%, 10/10/45	3,580	3,891,847
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2004-6, Class A3, 4.51%, 12/10/42	36	35,641
Series 2005-6, Class A4, 5.36%, 9/10/47 (a)	2,790	2,985,886
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AM, 5.45%, 12/11/40 (a)	2,710	2,904,031
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (a)	500	502,715
CD Mortgage Trust:
Series 2006-CD3, Class A5, 5.62%, 10/15/48	3,720	4,079,914
Series 2007-CD5, Class A4, 5.89%, 11/15/44 (a)	2,226	2,507,211
Citigroup Commercial Mortgage Trust, Series 2010-RR2, Class CA3A, 5.31%, 12/19/39 (a)(b)	640	695,923
Commercial Mortgage Trust:
Series 2005-GG3, Class A4, 4.80%, 8/10/42 (a)	2,496	2,580,842
Series 2006-C7, Class AM, 5.97%, 6/10/46 (a)	1,870	2,013,738
Series 2007-C9, Class A4, 5.99%, 12/10/49 (a)	3,244	3,690,160
Series 2013-CR9, Class A4, 4.38%, 7/10/45 (a)	600	625,572
Series 2013-LC6, Class AM, 3.28%, 1/10/46	1,290	1,225,835
Credit Suisse Commercial Mortgage Trust:
Series 2006-C3, Class A3, 5.99%, 6/15/38 (a)	3,345	3,659,763
Series 2006-C5, Class A3, 5.31%, 12/15/39	4,485	4,895,315
Series 2007-C1, Class A3, 5.38%, 2/15/40	2,631	2,830,697
Series 2007-C2, Class AM, 5.62%, 1/15/49 (a)	950	1,008,885
Credit Suisse First Boston Mortgage Securities Corp. (a):
Series 2004-C1, Class A4, 4.75%, 1/15/37	6,676	6,691,627
Series 2004-C1, Class B, 4.86%, 1/15/37	5,522	5,584,647
Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM, 5.99%, 6/15/38 (a)	638	693,546
DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (b)	4,385	4,383,382
GE Capital Commercial Mortgage Corp.:
Series 2005-C2, Class A4, 4.98%, 5/10/43 (a)	5,725	6,010,288
Series 2007-C1, Class A2, 5.42%, 12/10/49	914	914,759
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, 5.24%, 11/10/45 (a)	5,570	5,895,951
GS Mortgage Securities Corp. II (a):
Series 2004-GG2, Class A6, 5.40%, 8/10/38	1,901	1,938,637
Series 2007-EOP, Class B, 1.73%, 3/06/20 (b)	1,300	1,301,930
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class AS, 4.09%, 5/10/45	930	947,589
Series 2013-GC13, Class A5, 4.18%, 7/10/46 (a)	1,230	1,273,541
GSMS Trust, Series 2009-RR1, Class GGA, 6.03%, 7/12/38 (a)(b)	1,860	2,038,374
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class A4, 5.55%, 5/12/45	866	949,795
Series 2006-LDP8, Class AM, 5.44%, 5/15/45	1,984	2,176,013
Series 2006-LDP9, Class AM, 5.37%, 5/15/47	500	535,034
Series 2011-C5, Class A3, 4.17%, 8/15/46	1,100	1,158,472
Series 2012-CBX, Class AS, 4.27%, 6/15/45	1,110	1,144,722
JPMBB Commercial Mortgage Securities Trust (a):
Series 2013-C14, Class A4, 4.13%, 8/15/46	1,400	1,441,472
Series 2013-C14, Class AS, 4.41%, 8/15/46	760	785,610
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A4, 4.40%, 1/12/39	1,950	1,957,434
Series 2004-CB9, Class A4, 5.75%, 6/12/41 (a)	4,715	4,826,100
Series 2005-CB13, Class AM, 5.46%, 1/12/43 (a)	2,060	2,212,840
Series 2005-LDP5, Class AM, 5.41%, 12/15/44 (a)	5,070	5,483,722

110

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgage-Backed Securities (Cont.)	Par (000)	Value

Commercial Mortgage-Backed Securities (cont.)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.63%, 12/12/44 (a)	$1,750	$1,890,971
LB Commercial Mortgage Trust, Series 2007-C3, Class A4, 6.08%, 7/15/44 (a)	2,059	2,320,567
LB-UBS Commercial Mortgage Trust:
Series 2004-C6, Class C, 5.11%, 8/15/36 (a)	600	619,615
Series 2005-C3, Class AM, 4.79%, 7/15/40	6,770	7,092,022
Series 2006-C1, Class AM, 5.22%, 2/15/31 (a)	740	795,203
Series 2006-C7, Class A2, 5.30%, 11/15/38	3,097	3,259,474
Series 2007-C1, Class A4, 5.42%, 2/15/40	3,420	3,787,130
Series 2007-C7, Class A3, 5.87%, 9/15/45 (a)	3,013	3,370,545
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.22%, 7/15/46 (a)	1,560	1,612,385
Morgan Stanley Capital I, Series 2007-HQ11, Class A4, 5.45%, 2/12/44 (a)	2,961	3,259,448
Morgan Stanley Capital I Trust:
Series 2005-IQ10, Class AJ, 5.39%, 9/15/42 (a)	1,200	1,253,353
Series 2005-IQ9, Class A5, 4.70%, 7/15/56	2,086	2,148,124
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)	1,355	1,453,137
Series 2007-IQ15, Class A4, 6.11%, 6/11/49 (a)	3,150	3,528,617
Series 2007-T25, Class A3, 5.51%, 11/12/49 (a)	3,650	4,061,731
Series 2007-T27, Class A4, 5.82%, 6/11/42 (a)	5,450	6,157,328
Series 2007-T27, Class AM, 5.82%, 6/11/42 (a)	2,080	2,284,006
Series 2012-C4, Class A4, 3.24%, 3/15/45	2,220	2,191,824
ORES NPL LLC, Series 2012-LV1, Class A, 4.00%, 9/25/44 (b)	1,207	1,205,194
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46	1,880	1,812,512
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C19, Class A6, 4.70%, 5/15/44	2,080	2,180,817
Series 2005-C19, Class B, 4.89%, 5/15/44	3,186	3,308,037
Series 2005-C20, Class A7, 5.12%, 7/15/42 (a)	3,400	3,601,443
Series 2005-C20, Class AJ, 5.33%, 7/15/42 (a)	4,110	4,355,811
Series 2005-C20, Class AMFX, 5.18%, 7/15/42 (a)	3,630	3,855,365
Series 2006-C27, Class A3, 5.77%, 7/15/45 (a)	3,181	3,431,219
Series 2006-C28, Class AM, 5.60%, 10/15/48 (a)	1,000	1,081,043
Series 2007-C34, Class A3, 5.68%, 5/15/46	3,720	4,173,182
Wachovia Commercial Mortgage Pass-Through Certificates, Series 2004-C10, Class B, 4.81%, 2/15/41	1,603	1,621,824
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Class A3, 2.88%, 12/15/45	1,870	1,755,408
Series 2013-C15, Class A4, 4.15%, 8/15/46 (a)	1,580	1,631,412

		187,184,344

Total Non-Agency Mortgage-Backed Securities - 7.1%		226,290,505

US Government Sponsored Agency Securities

Agency Obligations - 4.4%
Fannie Mae:
0.50%, 3/30/16	15,000	14,963,310
0.65%, 3/28/16	15,000	14,979,240
0.88%, 5/21/18	49,708	48,293,559
1.37%, 6/01/17 (e)	12,500	11,888,137
2.32%, 8/01/33 (a)	1,919	2,029,874
3.00%, 1/01/43	8,993	8,794,519
5.00%, 6/01/19 - 3/01/34	1,603	1,739,074
6.00%, 11/01/34	1,087	1,202,876
Federal Farm Credit Banks, 1.69%, 4/09/20	8,000	7,583,432
Federal Home Loan Bank, 3.38%, 6/12/20	4,500	4,784,818
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	7,028	7,056,541

111

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(Percentages shown are based on Net Assets)

(Unaudited)

US Government Sponsored Agency Securities (Cont.)	Par (000)	Value

Agency Obligations (cont.)
Freddie Mac (c):
0.88%, 3/07/18	$6,108	$5,966,203
2.38%, 1/13/22	10,000	9,732,960
Tennessee Valley Authority:
3.50%, 12/15/42	250	203,658
5.88%, 4/01/36	1,125	1,345,173

		140,563,374

Collateralized Mortgage Obligations - 0.4%
Fannie Mae REMICS (a):
Series 2007-54, Class PF, 0.40%, 6/25/37	3,594	3,586,042
Series 2010-35, Class EF, 0.73%, 4/25/40	2,758	2,769,501
Series 2010-89, Class CF, 0.63%, 2/25/38	2,866	2,850,890
Freddie Mac Mortgage-Backed Securities (a):
Series 3667, Class FW, 0.73%, 2/15/38	1,728	1,733,976
Series 3807, Class FN, 0.68%, 2/15/41	1,768	1,775,237

		12,715,646

Interest Only Collateralized Mortgage Obligations - 0.1%
Fannie Mae Mortgage-Backed Securities, 2.35%, 2/01/19 (e)	2,000	1,766,082

Mortgage-Backed Securities - 45.0%
Fannie Mae Mortgage-Backed Securities:
1.94%, 4/01/43 (a)	917	928,443
1.97%, 5/01/43 (a)	1,408	1,428,220
2.10%, 6/01/43 (a)	1,538	1,527,558
2.35%, 5/01/33 (a)	2,308	2,443,901
2.45%, 2/01/42 (a)	34	35,080
2.49%, 1/01/36 (a)	1,153	1,224,767
2.50%, 9/01/28 - 10/01/43 (f)	38,313	38,316,519
2.64%, 1/01/35 (a)	1,235	1,311,415
2.76%, 1/01/42 (a)	771	793,508
2.78%, 8/01/41	2,449	2,538,792
3.00%, 1/01/27 - 10/01/43 (f)	91,927	91,271,015
3.32%, 9/01/41 (a)	1,191	1,240,804
3.35%, 4/01/40 (a)	303	316,940
3.50%, 2/01/26 - 10/01/43 (f)	145,046	148,438,649
3.62%, 5/01/40 (a)	1,911	2,028,998
4.00%, 8/01/25 - 10/01/43 (f)	94,035	98,860,858
4.50%, 10/01/24 - 11/01/43 (f)	249,779	266,588,117
5.00%, 1/01/18 - 10/01/43 (f)	193,558	209,970,377
5.50%, 9/01/19 - 10/01/43 (f)	27,303	29,762,273
6.00%, 11/01/22 - 8/01/38	24,315	26,862,366
6.50%, 12/01/30 - 12/01/32	10,242	11,549,953
Freddie Mac Mortgage-Backed Securities:
1.79%, 6/01/43 (a)	437	439,309
2.27%, 10/01/33 (a)	1,225	1,276,283
2.48%, 5/01/43 (a)	1,048	1,029,880
2.50%, 10/01/28 - 4/01/43 (f)	20,981	21,022,235
2.51%, 8/01/43 (a)	376	370,421
2.51%, 4/01/38 (a)	1,533	1,615,851
2.61%, 1/01/42 (a)	24	24,926
2.63%, 11/01/36 (a)	1,174	1,228,568
3.00%, 3/01/27 - 10/01/43 (f)	48,439	48,024,288
3.26%, 8/01/41 (a)	1,457	1,522,859
3.34%, 7/01/41 (a)	899	937,950
3.39%, 2/01/40 (a)	1,641	1,717,252
3.50%, 12/01/25 - 10/01/43 (f)	44,097	45,090,339
4.00%, 3/01/26 - 10/01/43 (f)	33,660	35,290,041
4.50%, 8/01/20 - 1/01/42 (f)	46,659	49,719,769
5.00%, 10/01/20 - 10/01/43 (f)	25,787	27,765,778
5.50%, 12/01/27 - 8/01/38	10,955	11,854,776
6.00%, 12/01/28 - 1/01/38	8,981	9,827,500
6.50%, 5/01/21 - 1/01/36	3,016	3,399,276
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/43 - 10/01/43 (f)	45,960	45,228,434
3.50%, 1/15/41 - 10/01/43 (f)	53,434	55,177,289
4.00%, 9/15/40 - 10/01/43 (f)	32,231	34,167,194
4.50%, 3/15/39 - 10/01/43 (f)	41,734	44,957,610
5.00%, 9/15/39 - 5/20/41	30,264	33,567,536
5.50%, 6/15/34 - 7/20/40	11,007	12,138,077
6.00%, 9/20/38 - 10/20/38	3,956	4,354,881

		1,429,186,875

Total US Government Sponsored Agency Securities - 49.9%		1,584,231,977

112

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September 30, 2013

(Percentages shown are based on Net Assets)

(Unaudited)

US Treasury Obligations (Cont.)	Par (000)	Value

US Treasury Obligations
Treasury Inflation Protected Security:
2.00%, 7/15/14	$37,524	$38,471,072
0.38%, 7/15/23	66,610	66,266,075
US Treasury Bonds:
6.38%, 8/15/27 (c)(g)	24,068	33,146,161
6.25%, 5/15/30 (c)	27,228	37,804,112
5.00%, 5/15/37 (c)	23,800	29,407,875
4.38%, 5/15/40 (c)(g)	11,922	13,490,482
3.88%, 8/15/40 (c)	15,149	15,785,728
4.38%, 5/15/41	1	1,131
US Treasury Notes:
0.25%, 6/30/14	21,258	21,282,085
2.63%, 7/31/14	33,150	33,842,769
2.63%, 12/31/14 (c)	48,363	49,842,231
0.88%, 4/30/17 (c)	48,051	48,009,724
1.00%, 8/31/19 (c)	143,993	138,176,979
1.13%, 3/31/20 (c)	78,722	75,013,485

Total US Treasury Obligations - 18.9%		600,539,909

Preferred Securities

Capital Trusts
Insurance - 0.1%
The Chubb Corp.:
6.00%, 5/11/37	800	950,919
6.38%, 3/29/67 (a)	2,550	2,734,875

Total Capital Trusts - 0.1%		3,685,794

Preferred Stocks - 0.1%	Shares

Diversified Telecommunication Services - 0.1%
Qwest Corp., 0.00%	196,000	4,907,840

Total Preferred Securities - 0.2%		8,593,634

Total Long-Term Investments
(Cost - $3,808,758,915) - 120.2%		3,819,075,151

Short-Term Securities

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%, (h)	347,662,657	347,662,657

Short-Term Investment Fund	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares, 0.12%, (h)	73,404,485	$73,404,485

Total Short-Term Securities
(Cost - $421,067,142) - 13.3%		421,067,142

Options Purchased
(Cost - $214,444) - 0.0%		63,594

Total Investments Before TBA Sale Commitments and Options Written
(Cost - $4,230,040,501) - 133.5%		4,240,205,887

TBA Sale Commitments (f)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/01/28	1,300	(1,307,922)
3.00%, 10/01/43	30,700	(29,990,063)
3.50%, 10/01/43	18,700	(19,044,781)
4.00%, 10/01/43	80,700	(84,646,734)
4.50%, 10/01/43	99,300	(106,007,141)
5.00%, 10/01/43	259,700	(281,366,656)
6.00%, 10/01/43	13,000	(14,216,719)
Freddie Mac Mortgage-Backed Securities, 4.50%, 10/01/43	8,000	(8,515,000)
Ginnie Mae Mortgage-Backed Securities, 5.00%, 10/01/43	8,000	(8,691,250)

Total TBA Sale Commitments
(Proceeds - $548,196,042) - (17.4)%		(553,786,266)

Options Written
(Premiums Received - $162,031) - (0.0)%		(45,788)

Total Investments, Net of TBA Sale Commitments and Options Written
(Cost - $3,681,682,428) - 116.1%		3,686,373,833
Liabilities in Excess of Other Assets - (16.1)%		(510,952,742)

Net Assets - 100.0%		$3,175,421,091

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,230,617,032

Gross unrealized appreciation	$63,265,355
Gross unrealized depreciation	(53,676,500)

Net unrealized appreciation	$9,588,855

113

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September 30, 2013

(Unaudited)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation/ Depreciation

Barclays Capital, Inc.	$11,983,922	$610,698
BNP Paribas Securities Corp.	$30,138,266	$630,520
Citigroup Global Markets, Inc.	$39,888,531	$1,402,272
Credit Suisse Securities (USA) LLC	$58,929,391	$1,428,580
Deutsche Bank Securities, Inc.	$59,865,292	$1,689,895
Goldman Sachs & Co.	$37,084,906	$(104,705)
J.P. Morgan Securities LLC	$31,425,313	$733,860
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(76,003,656)	$(232,320)
Morgan Stanley & Co LLC	$18,727,703	$652,842
Nomura Securities International, Inc.	$7,232,500	$(56,799)
RBC Capital Markets LLC	$6,793,891	$112,366
RBS Securities, Inc.	$(25,883,609)	$(1,497,972)
Wells Fargo Securities LLC	$6,799,313	$33,312

(g)	All or a portion of security has been pledged in connection with open financial futures contracts.

(h)	Investments in issuers considered to be an affiliate of the Master Portfolio during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Shares Purchased	Shares Sold	Shares Held at September 30, 2013	Value at September 30, 2013	Income	Realized Gain (Loss)

BlackRock Cash Funds:
Institutional, SL Agency Shares	598,803,477	—	(251,140,820)[1]	347,662,657	$347,662,657	$578,196	—
BlackRock Cash Funds:
Prime, SL Agency Shares	116,380,753	—	(42,976,268)[1]	73,404,485	$73,404,485	$75,583	—

[1]	Represents net shares sold.

(i)	Represents the current yield as of report date.

(j)	All or a portion of security was purchased with the cash collateral from loaned securities.

114

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September 30, 2013

(Unaudited)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GO	General Obligation
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NOK	Norwegian Kroner
NZD	New Zealand Dollar
RB	Revenue Bond
SEK	Swedish Krona
USD	US Dollar

•	For Master Portfolio compliance purposes, the Master Portfolio‘s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts as of September 30, 2013 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

644	Euro-Bond Future	Eurex	December 2013	USD	122,408,615	$2,110,929
126	10-Year Australian T-Bond	Sydney Futures Exchange	December 2013	USD	13,825,082	51,473
1,824	10-Year US Treasury Note	Chicago Board of Trade	December 2013	USD	230,536,500	2,011,835
506	Ultra Long-Term US Treasury Bond	Chicago Board of Trade	December 2013	USD	71,899,438	544,674
790	UK Long Gilt Bond	NYSE Liffe	December 2013	USD	141,091,754	1,751,765
1,279	2-Year US Treasury Note	Chicago Board of Trade	December 2013	USD	281,719,736	571,419
1,588	5-Year US Treasury Note	Chicago Board of Trade	December 2013	USD	192,222,437	512,370
(217)	10-Year Japan Bond	Tokyo Stock Exchange	December 2013	USD	318,165,115	(2,590,231)
(11)	10-Year Australian T Bond	Sydney Futures Exchange	December 2013	USD	1,206,952	(8,835)
(116)	10-Year Canada Bond Future	Chicago Board of Trade	December 2013	USD	14,599,524	(13,234)
(159)	30-Year US Treasury Bond	Chicago Board of Trade	December 2013	USD	21,206,625	(208,903)

Total						$4,733,262

115

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SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	5,306,000	USD	4,942,168	Deutsche Bank AG	12/12/13	$(3,616)
AUD	350,000	USD	324,809	Deutsche Bank AG	12/12/13	953
AUD	9,887,000	USD	9,320,554	Goldman Sachs International	12/12/13	(118,244)
AUD	6,583,000	USD	6,054,583	JPMorgan Chase Bank N.A.	12/12/13	72,535
AUD	9,890,000	USD	9,305,046	JPMorgan Chase Bank N.A.	12/12/13	(99,944)
AUD	3,217,000	USD	3,017,366	UBS AG	12/12/13	(23,148)
AUD	327,000	USD	305,569	UBS AG	12/12/13	(1,214)
AUD	1,641,000	USD	1,528,606	Westpac Banking Corp.	12/12/13	(1,248)
AUD	4,284,000	USD	3,993,301	Westpac Banking Corp.	12/12/13	(5,974)
CAD	3,140,000	USD	3,037,397	Deutsche Bank AG	12/12/13	11,952
CAD	3,477,000	USD	3,376,705	HSBC Bank PLC	12/12/13	(86)
CAD	7,020,000	USD	6,756,724	JPMorgan Chase Bank N.A.	12/12/13	60,610
CAD	135,000	USD	129,881	Royal Bank of Canada	12/12/13	1,222
CAD	3,295,000	USD	3,170,052	Royal Bank of Canada	12/12/13	29,821
CAD	866,000	USD	833,706	Royal Bank of Canada	12/12/13	7,293
CAD	20,573,000	USD	19,805,802	Royal Bank of Canada	12/12/13	173,259
CAD	984,000	USD	954,713	Royal Bank of Canada	12/12/13	879
CAD	1,385,000	USD	1,333,272	Royal Bank of Scotland PLC	12/12/13	11,744
CAD	32,960,000	USD	31,728,979	Royal Bank of Scotland PLC	12/12/13	279,472
EUR	1,608,000	USD	2,168,147	Goldman Sachs International	12/12/13	8,929
EUR	2,293,000	USD	3,097,744	HSBC Bank PLC	12/12/13	6,755
EUR	8,990,000	USD	11,877,192	HSBC Bank PLC	12/12/13	294,395
EUR	227,000	USD	301,677	HSBC Bank PLC	12/12/13	5,659
EUR	1,367,500	USD	1,806,653	Royal Bank of Scotland PLC	12/12/13	44,809
EUR	4,575,000	USD	6,194,545	Royal Bank of Scotland PLC	12/12/13	(439)
EUR	1,592,000	USD	2,125,758	UBS AG	12/12/13	29,656
EUR	2,533,000	USD	3,382,973	UBS AG	12/12/13	46,463
EUR	9,836,000	USD	13,323,255	UBS AG	12/12/13	(6,266)
GBP	23,364,000	USD	36,645,616	Barclays Bank PLC	12/12/13	1,170,248
GBP	4,050,000	USD	6,495,431	Deutsche Bank AG	12/12/13	59,708
GBP	4,080,000	USD	6,546,699	Deutsche Bank AG	12/12/13	56,996
GBP	1,720,000	USD	2,755,603	Deutsche Bank AG	12/12/13	28,307
GBP	3,704,000	USD	5,923,122	Deutsche Bank AG	12/12/13	71,997
GBP	977,000	USD	1,568,979	HSBC Bank PLC	12/12/13	12,347
GBP	7,355,000	USD	11,535,435	JPMorgan Chase Bank N.A.	12/12/13	369,020
GBP	4,375,000	USD	7,023,100	Royal Bank of Scotland PLC	12/12/13	58,068
GBP	3,208,000	USD	5,140,785	Royal Bank of Scotland PLC	12/12/13	51,532
GBP	1,034,000	USD	1,653,883	UBS AG	12/12/13	19,700
GBP	3,314,000	USD	5,326,095	UBS AG	12/12/13	37,788
JPY	63,900,000	USD	645,210	Goldman Sachs International	12/12/13	6,287
JPY	453,800,000	USD	4,561,262	Goldman Sachs International	12/12/13	65,482
JPY	116,600,000	USD	1,175,130	JPMorgan Chase Bank N.A.	12/12/13	13,672
JPY	119,500,000	USD	1,208,108	JPMorgan Chase Bank N.A.	12/12/13	10,261
JPY	346,900,000	USD	3,469,246	JPMorgan Chase Bank N.A.	12/12/13	67,593
JPY	45,100,000	USD	454,799	JPMorgan Chase Bank N.A.	12/12/13	5,021
JPY	253,600,000	USD	2,557,362	JPMorgan Chase Bank N.A.	12/12/13	28,232
JPY	105,700,000	USD	1,067,207	JPMorgan Chase Bank N.A.	12/12/13	10,464
JPY	85,300,000	USD	861,237	JPMorgan Chase Bank N.A.	12/12/13	8,444
JPY	209,800,000	USD	2,126,689	UBS AG	12/12/13	12,339
JPY	75,400,000	USD	758,889	UBS AG	12/12/13	9,856
NOK	31,049,000	USD	5,132,575	Deutsche Bank AG	12/12/13	16,349
NOK	3,729,000	USD	629,291	Deutsche Bank AG	12/12/13	(10,903)

116

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SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows (continued):

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	36,160,000	USD	6,225,745	Deutsche Bank AG	12/12/13	$(229,253)
NOK	16,959,000	USD	2,862,925	HSBC Bank PLC	12/12/13	(50,576)
NOK	40,161,000	USD	6,780,906	JPMorgan Chase Bank N.A.	12/12/13	(120,919)
NOK	33,583,000	USD	5,773,052	JPMorgan Chase Bank N.A.	12/12/13	(203,910)
NOK	8,727,000	USD	1,500,206	JPMorgan Chase Bank N.A.	12/12/13	(52,989)
NZD	7,560,000	USD	6,114,830	Citibank N.A.	12/12/13	151,384
NZD	2,748,000	USD	2,190,156	Goldman Sachs International	12/12/13	87,563
NZD	9,756,000	USD	7,777,776	JPMorgan Chase Bank N.A.	12/12/13	308,625
SEK	7,040,000	USD	1,073,482	Deutsche Bank AG	12/12/13	20,774
SEK	13,870,000	USD	2,114,942	Deutsche Bank AG	12/12/13	40,928
SEK	13,190,000	USD	2,011,766	JPMorgan Chase Bank N.A.	12/12/13	38,409
SEK	17,380,000	USD	2,659,037	JPMorgan Chase Bank N.A.	12/12/13	42,406
SEK	7,770,000	USD	1,188,764	JPMorgan Chase Bank N.A.	12/12/13	18,958
SEK	5,821,000	USD	899,950	JPMorgan Chase Bank N.A.	12/12/13	4,832
SEK	25,990,000	USD	3,964,048	JPMorgan Chase Bank N.A.	12/12/13	75,682
SEK	13,206,000	USD	2,012,192	Royal Bank of Scotland PLC	12/12/13	40,469
SEK	26,025,000	USD	3,965,418	Royal Bank of Scotland PLC	12/12/13	79,752
SEK	37,651,000	USD	5,925,885	Royal Bank of Scotland PLC	12/12/13	(73,639)
SEK	105,591,000	USD	16,011,009	UBS AG	12/12/13	401,424
USD	6,051,028	AUD	6,583,000	Citibank N.A.	12/12/13	(76,089)
USD	9,148,112	AUD	9,804,000	Deutsche Bank AG	12/12/13	23,054
USD	9,835,377	AUD	10,463,000	Goldman Sachs International	12/12/13	96,956
USD	5,209,351	AUD	5,664,000	JPMorgan Chase Bank N.A.	12/12/13	(62,409)
USD	8,987,770	AUD	9,657,000	Royal Bank of Canada	12/12/13	(468)
USD	18,629,812	AUD	20,339,000	Royal Bank of Scotland PLC	12/12/13	(300,681)
USD	9,152,191	AUD	9,800,000	Westpac Banking Corp.	12/12/13	30,855
USD	18,485,705	CAD	19,206,000	JPMorgan Chase Bank N.A.	12/12/13	(165,822)
USD	951,038	CAD	981,000	Royal Bank of Canada	12/12/13	(1,641)
USD	1,814,331	CAD	1,878,000	Royal Bank of Scotland PLC	12/12/13	(9,451)
USD	4,275,062	CAD	4,411,000	Royal Bank of Scotland PLC	12/12/13	(8,594)
USD	6,001,330	EUR	4,438,000	Deutsche Bank AG	12/12/13	(7,292)
USD	492,223	EUR	364,000	Deutsche Bank AG	12/12/13	(598)
USD	493,392	EUR	365,000	Deutsche Bank AG	12/12/13	(782)
USD	5,995,056	EUR	4,435,000	Deutsche Bank AG	12/12/13	(9,504)
USD	2,441,646	EUR	1,807,000	Deutsche Bank AG	12/12/13	(4,857)
USD	1,276,475	EUR	945,000	Deutsche Bank AG	12/12/13	(2,964)
USD	5,247,639	EUR	3,876,000	Deutsche Bank AG	12/12/13	(89)
USD	6,200,612	EUR	4,575,000	Deutsche Bank AG	12/12/13	6,506
USD	294,201	EUR	218,000	Goldman Sachs International	12/12/13	(949)
USD	1,603,263	EUR	1,188,000	Goldman Sachs International	12/12/13	(5,174)
USD	2,417,480	EUR	1,823,000	Goldman Sachs International	12/12/13	(50,685)
USD	7,746,269	EUR	5,723,000	JPMorgan Chase Bank N.A.	12/12/13	(2,117)
USD	5,893,402	EUR	4,438,000	JPMorgan Chase Bank N.A.	12/12/13	(115,219)
USD	6,145,918	EUR	4,560,000	UBS AG	12/12/13	(27,880)
USD	5,256,377	EUR	3,900,000	UBS AG	12/12/13	(23,845)
USD	624,582	EUR	462,000	UBS AG	12/12/13	(922)
USD	5,497,060	GBP	3,505,000	HSBC Bank PLC	12/12/13	(175,967)
USD	6,569,198	GBP	4,129,000	HSBC Bank PLC	12/12/13	(113,806)
USD	3,350,380	GBP	2,070,000	Royal Bank of Scotland PLC	12/12/13	(24)
USD	9,264,215	JPY	926,000,000	Deutsche Bank AG	12/12/13	(176,872)
USD	4,319,966	JPY	431,800,000	Deutsche Bank AG	12/12/13	(82,476)
USD	468,509	JPY	46,400,000	Goldman Sachs International	12/12/13	(4,565)

117

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

•	Foreign currency exchange contracts as of September 30, 2013 were as follows (concluded):

	Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	322,046	JPY	31,700,000	Goldman Sachs International	12/12/13	$(1,153)
USD	1,520,756	JPY	151,300,000	Goldman Sachs International	12/12/13	(21,832)
USD	503,488	JPY	49,800,000	HSBC Bank PLC	12/12/13	(4,251)
USD	1,885,081	JPY	186,000,000	JPMorgan Chase Bank N.A.	12/12/13	(11,293)
USD	13,874,114	JPY	1,389,000,000	JPMorgan Chase Bank N.A.	12/12/13	(287,516)
USD	6,469,592	JPY	647,700,000	JPMorgan Chase Bank N.A.	12/12/13	(134,071)
USD	3,624,407	JPY	355,500,000	Westpac Banking Corp.	12/12/13	(114)
USD	382,539	NOK	2,301,000	Deutsche Bank AG	12/12/13	959
USD	12,089,463	NOK	73,134,000	Deutsche Bank AG	12/12/13	(38,508)
USD	6,008,137	NOK	36,330,000	JPMorgan Chase Bank N.A.	12/12/13	(16,547)
USD	6,219,729	NOK	36,160,000	Royal Bank of Scotland PLC	12/12/13	223,237
USD	6,001,028	NOK	36,328,000	Royal Bank of Scotland PLC	12/12/13	(23,323)
USD	3,171,459	NZD	3,807,000	Goldman Sachs International	12/12/13	15,973
USD	868,730	NZD	1,090,000	Goldman Sachs International	12/12/13	(34,732)
USD	943,123	NZD	1,183,000	JPMorgan Chase Bank N.A.	12/12/13	(37,423)
USD	697,501	NZD	852,000	Royal Bank of Canada	12/12/13	(8,692)
USD	1,222,643	NZD	1,480,000	Royal Bank of Canada	12/12/13	(4,076)
USD	3,641,405	NZD	4,543,000	Westpac Banking Corp.	12/12/13	(124,125)
USD	567,563	SEK	3,652,000	Deutsche Bank AG	12/12/13	(82)
USD	4,233,046	SEK	27,008,000	HSBC Bank PLC	12/12/13	35,085
USD	973,481	SEK	6,166,000	JPMorgan Chase Bank N.A.	12/12/13	15,074
USD	4,230,922	SEK	27,005,000	JPMorgan Chase Bank N.A.	12/12/13	33,426
USD	6,782,888	SEK	43,363,000	JPMorgan Chase Bank N.A.	12/12/13	42,802
USD	3,343,012	SEK	21,360,000	UBS AG	12/12/13	22,942
USD	2,762,589	SEK	18,219,000	UBS AG	12/12/13	(69,263)
USD	30,842,584	GBP	19,208,700	BNP Paribas S.A.	1/02/14	(243,415)

Total						$1,639,666

•	Exchange-traded options purchased as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Eurodollar 1-Year Mid-Curve Options	Put	USD	98.50	6/13/14	407	$63,594

•	Exchange-Traded options written as of September 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Eurodollar 1-Year Mid-Curve Options	Put	USD	98.25	6/13/14	407	$(45,788)

•	Over-the-counter credit default swaps – buy protection outstanding as of September 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation

General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	$4,000	27,676	—	$27,677

118

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

•	Centrally cleared credit default swaps – sold protection outstanding as of September 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation

iTraxx - Crossover Index Series 20, Version 1	5.00%	Chicago Mercantile Exchange	12/20/18	BB-	$13,960	$46,845

•	Centrally cleared credit default swaps – buy protection outstanding as of September 30, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation

Dow Jones CDX North America High Yield Series 20, Version 1	5.00%	Chicago Mercantile Exchange	6/20/18	$16,200	$339,838
Dow Jones CDX North America High Yield Series 21, Version 1	1.00%	Chicago Mercantile Exchange	12/20/18	$115,000	45,226

Total					$385,064

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

2.47%[3]	3-Month LIBOR	Chicago Mercantile Exchange	8/15/20	$332,020	$(5,681,508)
2.27%[4]	3-Month LIBOR	Chicago Mercantile Exchange	8/31/20	$22,700	71,674
2.96%[3]	6-Month LIBOR	Chicago Mercantile Exchange	3/07/25	$128,690	(1,280,447)
3.66%[3]	3-Month LIBOR	Chicago Mercantile Exchange	8/15/39	$8,360	41,691

Total					$(6,848,590)

[1]	Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount of the Master Portfolio may pay should a negative credit event take places as defined under the terms of the agreement.

[3]	Master Portfolio pays the fixed rate and receives the floating rate.

[4]	Master Portfolio receives the fixed rate and pays the floating rate.

119

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1—unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2—other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

120

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$398,421,242	$15,598,686	$414,019,928
Corporate Bonds	—	900,869,045	—	900,869,045
Foreign Agency Obligations	—	62,294,185	—	62,294,185
Municipal Bonds	—	22,235,968	—	22,235,968
Non-Agency Mortgage-Backed Securities	—	226,290,505	—	226,290,505
US Government Sponsored Agency Securities	—	1,584,231,977	—	1,584,231,977
US Treasury Obligations	—	600,539,909	—	600,539,909
Preferred Securities	—	8,593,634	—	8,593,634
Short-Term Securities:	$421,067,142	—	—	421,067,142
Options Purchased:
Interest Rate Contracts	63,594	—	—	63,594
Liabilities:
Investments:
TBA Sale Commitments	—	(553,786,266)	—	(553,786,266)

Total	$421,130,736	$3,249,690,199	$15,598,686	$3,686,419,621

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$459,586	—	$459,586
Foreign currency exchange contracts	—	5,134,192	—	5,134,192
Interest rate contracts	$7,554,465	113,365	—	7,667,830
Liabilities:
Foreign currency exchange contracts	—	(3,494,526)	—	(3,494,526)
Interest rate contracts	(2,866,991)	(6,961,955)	—	(9,828,946)

Total:	$4,687,474	$(4,749,338)	—	$(61,864)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

121

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

September 30, 2013

(Unaudited)

Certain of the Master Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013 such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$2,003,235	—	—	$2,003,235
Cash pledged as collateral for swaps	25,050,498	—	—	25,050,498
Liabilities:
Bank overdraft	—	$(545,379)	—	(545,379)
Collateral on securities loaned at value	—	(418,663,864)	—	(418,663,864)
Cash received as collateral for swaps	—	(110,000)	—	(110,000)

Total:	$27,053,733	$(419,319,243)	—	$(392,265,510)

There were no transfers between levels during the period ended September 30, 2013.

122

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of seven series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date November 27, 2013

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date November 27, 2013